GMO Trust

Prospectus

June 30, 2011

U.S. Equity Funds
— U.S. Core Equity Fund
Class III:	GMUEX	Class IV:	GMRTX
Class V:	—	Class VI:	GMCQX
— Tobacco-Free Core Fund
Class III:	GMTCX
— Quality Fund*
Class III:	GQETX	Class IV:	GQEFX
Class V:	GQLFX	Class VI:	GQLOX
— U.S. Intrinsic Value Fund
Class III:	GMVUX
— U.S. Growth Fund
Class III:	GMGWX
— U.S. Small/Mid Cap Value Fund
Class III:	GMSUX
— U.S. Small/Mid Cap Growth Fund
Class III:	GMSPX
— Real Estate Fund
Class III:	GMORX
— Tax-Managed U.S. Equities Fund
Class III:	GTMUX
International Equity Funds
— International Core Equity Fund
Class III:	GMIEX	Class IV:	GMIRX
Class VI:	GCEFX
— International Intrinsic Value Fund
Class II:	GMICX	Class III:	GMOIX
Class IV:	GMCFX
— International Large/Mid Cap Value Fund
Class III:	—	Class IV:	—
Class V:	—	Class VI:	—
— International Growth Equity Fund
Class III:	GMIGX	Class IV:	GMGFX
— Developed World Stock Fund
Class III:	GDWTX	Class IV:	GDWFX
— International Small Companies Fund
Class III:	GMISX
— Asset Allocation International Small Companies Fund
Class III:	—
— Tax-Managed International Equities Fund
Class III:	GTMIX
— Foreign Fund
Class II:	GMFRX	Class III:	GMOFX
Class IV:	GMFFX
— Foreign Small Companies Fund
Class III:	GMFSX	Class IV:	GFSFX
— Emerging Markets Fund
Class II:	GMEMX	Class III:	GMOEX
Class IV:	GMEFX	Class V:	GEMVX
Class VI:	GEMMX
— Emerging Countries Fund
Class III:	GMCEX
— Emerging Domestic Opportunities Fund
Class II:	GEDTX	Class III:	—
Class IV:	—	Class V:	GEDOX
Class VI:	—
— Taiwan Fund
Class III:	GMOTX
— Flexible Equities Fund
Class III:	GFEFX	Class VI:	GFFEX
— Currency Hedged International Equity Fund
Class III:	GMOCX

Fixed Income Funds
— Domestic Bond Fund
Class III:	GMDBX	Class VI:	GDBSX
— Core Plus Bond Fund
Class III:	GUGAX	Class IV:	GPBFX
— International Bond Fund
Class III:	GMIBX
— Strategic Fixed Income Fund
Class III:	GFITX	Class VI:	GMFIX
— Currency Hedged International Bond Fund
Class III:	GMHBX
— Global Bond Fund
Class III:	GMGBX
— Emerging Country Debt Fund
Class III:	GMCDX	Class IV:	GMDFX
— Short-Duration Investment Fund
Class III:	GMSIX
— Short-Duration Collateral Fund
Ticker:	GMOSX
— Short-Duration Collateral Share Fund
Class III:	GMDCX	Class VI:	—
— Inflation Indexed Plus Bond Fund
Class III:	GMITX	Class VI:	GMIPX
— U.S. Treasury Fund
Ticker:	GUSTX
— Asset Allocation Bond Fund
Class III:	GMOBX	Class VI:	GABFX
— Asset Allocation International Bond Fund
Class III:	—	Class VI:	—

Asset Allocation Funds
— U.S. Equity Allocation Fund
Class III:	GUSAX
— International Equity Allocation Fund
Class III:	GIEAX
— International Opportunities Equity Allocation Fund
Class III:	GIOTX
— Global Equity Allocation Fund
Class III:	GMGEX
— World Opportunities Equity Allocation Fund
Class III:	GWOAX
— Global Balanced Asset Allocation Fund
Class III:	GMWAX
— Strategic Opportunities Allocation Fund
Class III:	GBATX
— Benchmark-Free Allocation Fund
Class III:	GBMFX
— Alpha Only Fund
Class III:	GGHEX	Class IV:	GAPOX

* Although Quality Fund is categorized as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equities.

Information about other funds and share classes of GMO Trust is contained in separate prospectuses.

Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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 GMO U.S. CORE EQUITY FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI

Management fee	0.31%	0.31%	0.31%	0.31%
Shareholder service fee	0.15%	0.10%	0.085%	0.055%
Other expenses	0.03%	0.03%	0.03%	0.03%
Total annual operating expenses	0.49%	0.44%	0.43%	0.40%
Expense reimbursement	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement	0.46%	0.41%	0.40%	0.37%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$47	$154	$271	$613
Class IV	$42	$138	$243	$552
Class V	$41	$135	$238	$539
Class VI	$38	$125	$221	$502
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 96% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO U.S. CORE EQUITY FUND

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO U.S. CORE EQUITY FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*
Years Ending December 31

Highest Quarter: 16.59% (2Q2003)
Lowest Quarter: −17.14% (3Q2002)
Year-to-Date (as of 3/31/11): 4.41%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				9/18/85

Return Before Taxes	8.82%	0.46%	0.88%	10.73%

Return After Taxes on Distributions	8.55%	−0.30%	0.29%	7.93%

Return After Taxes on Distributions and Sale of Fund Shares	6.05%	0.31%	0.62%	8.11%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	10.52%

Class IV				1/9/98

Return Before Taxes	8.84%	0.52%	0.93%	4.20%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	4.18%

Class VI				6/30/03

Return Before Taxes	8.95%	0.57%	N/A	3.96%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	N/A	5.55%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund). As of the date of this Prospectus, no Class V shares of the Fund or its predecessor have been outstanding since February 11, 2005. Class V shares would be invested in the same portfolio of securities as Class III shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class III shares.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO TOBACCO-FREE CORE FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.33%
Shareholder service fee	0.15%
Other expenses	0.53%
Total annual operating expenses	1.01%
Expense reimbursement	(0.53%)[1]
Total annual operating expenses after expense reimbursement	0.48%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.33% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$49	$271	$511	$1,199
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 87% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing primarily in U.S. equities or groups of U.S. equities that the Manager believes will provide higher returns than the S&P 500 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO TOBACCO-FREE CORE FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies (see “Name Policies”). For these purposes, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term “tobacco-free companies” refers to companies that are not listed in the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO TOBACCO-FREE CORE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 15.80% (2Q2003)
Lowest Quarter: −17.27% (3Q2002)
Year-to-Date (as of 3/31/11): 4.43%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				10/31/91

Return Before Taxes	9.28%	1.53%	1.05%	8.97%

Return After Taxes on Distributions	9.03%	0.72%	0.41%	6.49%

Return After Taxes on Distributions and Sale of Fund Shares	6.33%	1.21%	0.74%	6.60%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.43%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO QUALITY FUND

Investment objective
Total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI

Management fee	0.33%	0.33%	0.33%	0.33%
Shareholder service fee	0.15%	0.105%	0.085%	0.055%
Other expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.50%	0.46%	0.44%	0.41%
Expense reimbursement	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement	0.48%	0.44%	0.42%	0.39%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.33% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$49	$158	$278	$626
Class IV	$45	$146	$256	$577
Class V	$43	$139	$244	$553
Class VI	$40	$130	$228	$516
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 32% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes to be of high quality.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager’s assessment of the company relative to its competitors.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an

 GMO QUALITY FUND

attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund may hold fewer than 100 stocks. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Focused Investment Risk – Focusing investments in a limited number of countries, sectors or companies or in industries with high positive correlations to one another creates additional risk. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

 GMO QUALITY FUND

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance. Performance information (before and after taxes) for certain periods reflects performance achieved prior to the change in the Fund’s principal investment strategies, effective June 1, 2009.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 11.53% (3Q2010)
Lowest Quarter: −13.13% (4Q2008)
Year-to-Date (as of 3/31/11): 3.48%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				2/6/04

Return Before Taxes	5.47%	2.77%	N/A	2.31%

Return After Taxes on Distributions	5.17%	2.44%	N/A	2.02%

Return After Taxes on Distributions and Sale of Fund Shares	3.91%	2.41%	N/A	2.00%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	N/A	3.47%

Class IV				2/6/04

Return Before Taxes	5.51%	2.80%	N/A	2.35%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	N/A	3.47%

Class V				12/8/06

Return Before Taxes	5.53%	N/A	N/A	0.75%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	N/A	N/A	−0.65%

Class VI				12/8/06

Return Before Taxes	5.57%	N/A	N/A	0.78%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	N/A	N/A	−0.65%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO U.S. INTRINSIC VALUE FUND

Investment objective
Long-term capital growth.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.31%
Shareholder service fee	0.15%
Other expenses	1.30%
Total annual operating expenses	1.76%
Expense reimbursement	(1.30%)[1]
Total annual operating expenses after expense reimbursement	0.46%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$47	$427	$832	$1,965
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 53% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO U.S. INTRINSIC VALUE FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO U.S. INTRINSIC VALUE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*
Years Ending December 31

Highest Quarter: 19.25% (2Q2003)
Lowest Quarter: −18.29% (4Q2008)
Year-to-Date (as of 3/31/11): 9.10%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				8/2/99

Return Before Taxes	11.59%	−0.58%	2.74%	3.24%

Return After Taxes on Distributions	11.31%	−1.79%	1.43%	1.99%

Return After Taxes on Distributions and Sale of Fund Shares	7.82%	−0.65%	2.05%	2.46%

Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.28%	3.26%	3.27%

* The Fund is the successor to GMO Intrinsic Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Intrinsic Value Fund and reflects GMO Intrinsic Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO U.S. GROWTH FUND

Investment objective
Long-term capital growth.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III

Management fee	0.31%
Shareholder service fee	0.15%
Other expenses	4.82%	[1]
Total annual operating expenses	5.28%
Expense reimbursement	(4.81%	)[2]
Total annual operating expenses after expense reimbursement	0.47%

1 “Other expenses” have been restated to reflect current fees.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$48	$1,149	$2,243	$4,953
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. (see “Name

 GMO U.S. GROWTH FUND

Policies”). The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO U.S. GROWTH FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*
Years Ending December 31

Highest Quarter: 15.03% (2Q2003)
Lowest Quarter: −21.46% (1Q2001)
Year-to-Date (as of 3/31/11): 4.78%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				12/30/88

Return Before Taxes	13.94%	1.31%	−0.78%	9.58%

Return After Taxes on Distributions	13.75%	0.88%	−1.31%	5.35%

Return After Taxes on Distributions and Sale of Fund Shares	9.29%	1.08%	−0.80%	6.23%

Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	9.04%

* The Fund is the successor to GMO Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Growth Fund and reflects GMO Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO U.S. SMALL/MID CAP VALUE FUND

Investment objective
Long-term capital growth.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.31%
Shareholder service fee	0.15%
Other expenses	1.77%[1]
Total annual operating expenses	2.23%
Expense reimbursement	(1.76%)[2]
Total annual operating expenses after expense reimbursement	0.47%

1 “Other expenses” have been restated to reflect current fees.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$150	$630	$1,136	$2,531	$98	$575	$1,078	$2,464
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 106% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

 GMO U.S. SMALL/MID CAP VALUE FUND

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. (see “Name Policies”). As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $11.9 million to $11.7 billion, with an average market capitalization of approximately $3.1 billion and a median market capitalization of approximately $2.8 billion. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO U.S. SMALL/MID CAP VALUE FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*
Years Ending December 31

Highest Quarter: 23.22% (2Q2003)
Lowest Quarter: −20.74% (4Q2008)
Year-to-Date (as of 3/31/11): 8.05%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				12/31/91

Return Before Taxes	24.89%	0.21%	6.42%	10.80%

Return After Taxes on Distributions	24.71%	−0.78%	4.04%	7.87%

Return After Taxes on Distributions and Sale of Fund Shares	15.96%	−0.03%	4.79%	8.21%

Russell 2500 Value Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	24.82%	3.85%	8.53%	11.90%

Russell 2500 Value + Index (Composite index)	24.82%	3.85%	8.53%	11.28%

* The Fund is the successor to GMO Small/Mid Cap Value Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Small/Mid Cap Value Fund and reflects GMO Small/Mid Cap Value Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO U.S. SMALL/MID CAP GROWTH FUND

Investment objective
Long-term capital growth.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.31%
Shareholder service fee	0.15%
Other expenses	2.73%[1]
Total annual operating expenses	3.19%
Expense reimbursement	(2.72%)[2]
Total annual operating expenses after expense reimbursement	0.47%

1 “Other expenses” have been restated to reflect current fees.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.31% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$150	$827	$1,530	$3,400	$98	$773	$1,474	$3,339
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 136% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

 GMO U.S. SMALL/MID CAP GROWTH FUND

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations (“small- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. (see “Name Policies”). As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $11.9 million to $11.7 billion, with an average market capitalization of approximately $3.1 billion and a median market capitalization of approximately $2.8 billion. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO U.S. SMALL/MID CAP GROWTH FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*
Years Ending December 31

Highest Quarter: 22.74% (2Q2003)
Lowest Quarter: −27.98% (4Q2008)
Year-to-Date (as of 3/31/11): 14.43%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				12/31/96

Return Before Taxes	32.07%	0.94%	3.36%	5.60%

Return After Taxes on Distributions	32.00%	−0.64%	1.89%	0.75%

Return After Taxes on Distributions and Sale of Fund Shares	20.46%	0.36%	2.45%	2.35%

Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%	6.22%

* The Fund is the successor to GMO Small/Mid Cap Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO Small/Mid Cap Growth Fund and reflects GMO Small/Mid Cap Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO REAL ESTATE FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.33%
Shareholder service fee	0.15%
Other expenses	0.58%
Total annual operating expenses	1.06%
Expense reimbursement	(0.58%)[1]
Total annual operating expenses after expense reimbursement	0.48%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.33% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$49	$282	$533	$1,252
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 25% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in investments or groups of investments that the Manager believes will provide higher returns than the MSCI U.S. REIT Index.

The Manager uses active investment management methods, which means that investments are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting investments for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify investments that the Manager believes present positive return potential relative to other investments. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an investment or a group of investments. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an investment or group of investments relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO REAL ESTATE FUND

The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts (“REITs”) and other real estate-related investments (see “Name Policies”). REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). For purposes of this Prospectus, the term “real estate-related investments” includes securities of REITs and of companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Real Estate Risk – Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act.

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Focused Investment Risk – Focusing investments in sectors and industries with high positive correlations to one another creates additional risk. The Fund’s concentration in real estate-related investments make the Fund’s net asset value more susceptible to economic, market, political and other developments affecting the real estate industry.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

 GMO REAL ESTATE FUND

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Fund’s benchmark, which more accurately reflects the Fund’s investments. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 32.69% (3Q2009)
Lowest Quarter: −35.42% (4Q2008)
Year-to-Date (as of 3/31/11): 6.58%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				5/31/96

Return Before Taxes	27.40%	3.52%	9.98%	9.34%

Return After Taxes on Distributions	25.92%	−0.12%	6.85%	6.37%

Return After Taxes on Distributions and Sale of Fund Shares	17.68%	1.57%	7.47%	6.79%

MSCI U.S. REIT Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes)	28.48%	2.99%	10.57%	10.42%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	6.29%

Management of the Fund
Investment Adviser:  Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO TAX-MANAGED U.S. EQUITIES FUND

Investment objective
High after-tax total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.33%
Shareholder service fee	0.15%
Other expenses	0.56%
Total annual operating expenses	1.04%
Expense reimbursement	(0.56%)[1]
Total annual operating expenses after expense reimbursement	0.48%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.33% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$49	$277	$524	$1,231
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 70% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 3000 Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO TAX-MANAGED U.S. EQUITIES FUND

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Models that have demonstrated an ability to explain prior market data often fail to accurately predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO TAX-MANAGED U.S. EQUITIES FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares (Before Tax)
Years Ending December 31

Highest Quarter: 16.69% (2Q2003)
Lowest Quarter: −17.54% (3Q2002)
Year-to-Date (as of 3/31/11): 3.92%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/23/98

Return Before Taxes	8.81%	0.36%	0.53%	2.71%

Return After Taxes on Distributions	8.54%	0.07%	0.22%	2.36%

Return After Taxes on Distributions and Sale of Fund Shares	6.05%	0.30%	0.37%	2.22%

Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	3.25%

Russell 3000 + Index (Composite index)	16.93%	2.77%	1.65%	2.78%

Management of the Fund
Investment Adviser:  Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INTERNATIONAL CORE EQUITY FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV	Class VI

Management fee	0.38%	0.38%	0.38%
Shareholder service fee	0.15%	0.09%	0.055%
Other expenses	0.05%	0.05%	0.05%
Total annual operating expenses	0.58%	0.52%	0.49%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.53%	0.47%	0.44%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.38% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$54	$181	$319	$721
Class IV	$48	$162	$286	$648
Class VI	$45	$152	$269	$611
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

 GMO INTERNATIONAL CORE EQUITY FUND

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

 GMO INTERNATIONAL CORE EQUITY FUND

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*
Years Ending December 31

Highest Quarter: 22.30% (2Q2009)
Lowest Quarter: −19.92% (3Q2008)
Year-to-Date (as of 3/31/11): 3.48%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				1/29/02

Return Before Taxes	10.29%	2.09%	N/A	8.65%

Return After Taxes on Distributions	10.11%	1.28%	N/A	7.88%

Return After Taxes on Distributions and Sale of Fund Shares	7.28%	1.73%	N/A	7.50%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	7.41%

Class IV				6/30/03

Return Before Taxes	10.34%	2.15%	N/A	9.14%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	9.32%

Class VI				3/28/06

Return Before Taxes	10.39%	N/A	N/A	0.59%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	N/A	N/A	0.82%

* The Fund is the successor to GMO International Disciplined Equity Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Disciplined Equity Fund and reflects GMO International Disciplined Equity Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INTERNATIONAL INTRINSIC VALUE FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class II	Class III	Class IV

Management fee	0.50%	0.50%	0.50%
Shareholder service fee	0.22%	0.15%	0.09%
Other expenses	0.05%	0.05%	0.05%
Total annual operating expenses	0.77%	0.70%	0.64%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.72%	0.65%	0.59%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class II	$74	$241	$423	$949
Class III	$66	$219	$385	$866
Class IV	$60	$200	$352	$794
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO INTERNATIONAL INTRINSIC VALUE FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

 GMO INTERNATIONAL INTRINSIC VALUE FUND

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III Shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 22.40% (2Q2009)
Lowest Quarter: −18.13% (3Q2008)
Year-to-Date (as of 3/31/11): 4.16%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class II				9/26/96

Return Before Taxes	7.53%	1.41%	6.73%	6.98%

MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	3.25%	1.37%	4.19%	5.80%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	4.67%

Class III				3/31/87

Return Before Taxes	7.59%	1.48%	6.80%	8.45%

Return After Taxes on Distributions	7.58%	0.24%	5.72%	6.78%

Return After Taxes on Distributions and Sale of Fund Shares	5.43%	1.36%	5.84%	6.78%

MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	3.25%	1.37%	4.19%	7.27%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	5.31%

Class IV				1/9/98

Return Before Taxes	7.61%	1.54%	6.88%	7.54%

MSCI EAFE Value Index (Fund benchmark) (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	3.25%	1.37%	4.19%	6.26%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	5.05%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

Investment Objective
High total return.

Fees and Expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI

Management fee	0.50%	0.50%	0.50%	0.50%
Shareholder service fee	0.15%	0.09%	0.085%	0.055%
Other expenses	0.15%[1]	0.15%[1]	0.15%[1]	0.15%[1]
Total annual operating expenses	0.80%[1]	0.74%[1]	0.74%[1]	0.71%[1]
Expense reimbursement	(0.14%)[1,2]	(0.14%)[1,2]	(0.14%)[1,2]	(0.14%)[1,2]
Total annual operating expenses after expense reimbursement	0.66%[1]	0.60%[1]	0.60%[1]	0.57%[1]

1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class III	$82	$255
Class IV	$76	$237
Class V	$76	$237
Class VI	$73	$227

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

 GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. companies that issue stocks included in the MSCI Standard Indices, international stock indices, and in companies with similar market capitalizations (“large- and mid-cap companies”). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of large- and mid-cap companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S. and include both developed and emerging countries. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal Risks of Investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

 GMO INTERNATIONAL LARGE/MID CAP VALUE FUND

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Members (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INTERNATIONAL GROWTH EQUITY FUND

Investment objective
High total return.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV

Management fee	0.50%	0.50%
Shareholder service fee	0.15%	0.09%
Other expenses	0.05%	0.05%
Total annual operating expenses	0.70%	0.64%
Expense reimbursement	(0.05%)[1]	(0.05%)[1]
Total annual operating expenses after expense reimbursement	0.65%	0.59%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$66	$221	$389	$877
Class IV	$60	$202	$356	$805
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 59% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Growth Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO INTERNATIONAL GROWTH EQUITY FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO INTERNATIONAL GROWTH EQUITY FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares*
Years Ending December 31

Highest Quarter: 17.83% (3Q2010)
Lowest Quarter: −19.33% (3Q2008)
Year-to-Date (as of 3/31/11): 1.77%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.
Class III				11/30/01

Return Before Taxes	14.02%	4.48%	N/A	8.02%

Return After Taxes on Distributions	14.02%	2.88%	N/A	6.82%

Return After Taxes on Distributions and Sale of Fund Shares	9.49%	3.55%	N/A	6.77%

MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.25%	3.46%	N/A	6.28%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	N/A	6.73%

Class IV				7/12/06

Return Before Taxes	14.13%	N/A	N/A	3.28%

MSCI EAFE Growth Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.25%	N/A	N/A	2.07%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	N/A	N/A	0.79%

* The Fund is the successor to GMO International Growth Fund, a former series of GMO Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Growth Fund and reflects GMO International Growth Fund’s annual operating expenses (0.02% higher than those of the Fund).

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO DEVELOPED WORLD STOCK FUND

Investment objective
High total return.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.25%[1]	0.25%[1]
Redemption fee (as a percentage of amount redeemed)	0.25%[1]	0.25%[1]

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV

Management fee	0.45%	0.45%
Shareholder service fee	0.15%	0.10%
Other expenses	0.11%	0.11%
Total annual operating expenses	0.71%	0.66%
Expense reimbursement	(0.11%)[2]	(0.11%)[2]
Total annual operating expenses after expense reimbursement	0.60%	0.55%

1 An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.45% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$112	$269	$439	$933	$86	$240	$408	$895
Class IV	$107	$253	$412	$873	$81	$225	$381	$835
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 34% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in stocks or groups of stocks that the Manager believes will provide higher returns than the MSCI World Index.

The Manager uses active investment management methods, which means that stocks are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify stocks that the Manager believes present positive return potential relative to other stocks. Some of these methods evaluate individual stocks or a group of stocks (e.g., stocks of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of a stock or a group of stocks. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

 GMO DEVELOPED WORLD STOCK FUND

As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). For this purpose, the term “stocks” refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

 GMO DEVELOPED WORLD STOCK FUND

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 18.37% (2Q2009)
Lowest Quarter: −19.92% (4Q2008)
Year-to-Date (as of 3/31/11): 4.62%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				8/1/05

Return Before Taxes	9.82%	1.78%	N/A	2.64%

Return After Taxes on Distributions	9.30%	0.85%	N/A	1.76%

Return After Taxes on Distributions and Sale of Fund Shares	6.64%	1.31%	N/A	2.06%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	3.38%

Class IV				9/1/05

Return Before Taxes	9.93%	1.83%	N/A	2.51%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	3.17%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INTERNATIONAL SMALL COMPANIES FUND

Investment objective
High total return.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.60%
Shareholder service fee	0.15%
Other expenses	0.13%[1]
Total annual operating expenses	0.88%
Expense reimbursement	(0.13%)[2]
Total annual operating expenses after expense reimbursement	0.75%

1 “Other expenses” have been restated to reflect current fees.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.60% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$178	$373	$583	$1,192	$126	$316	$523	$1,117
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 55% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Small Cap Index.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

 GMO INTERNATIONAL SMALL COMPANIES FUND

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $8.3 billion. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

 GMO INTERNATIONAL SMALL COMPANIES FUND

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 32.07% (2Q2009)
Lowest Quarter: −21.15% (3Q2008)
Year-to-Date (as of 3/31/11): 1.71%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				10/14/91

Return Before Taxes	19.97%	4.81%	11.94%	9.83%

Return After Taxes on Distributions	19.52%	1.91%	9.08%	7.53%

Return After Taxes on Distributions and Sale of Fund Shares	13.01%	3.46%	9.78%	7.86%

MSCI EAFE Small Cap Index (Fund benchmark) (returns reflect no deductions for fees or expenses, but are net of withholding tax on dividend reinvestments)	22.04%	2.81%	9.45%	N/A

MSCI EAFE Small Cap + Index (Composite index)	22.04%	5.70%	9.56%	7.20%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

Investment Objective
High total return.

Fees and Expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.60%
Shareholder service fee	0.15%
Other expenses	0.14%[1]
Total annual operating expenses	0.89%[1]
Expense reimbursement	(0.14%)[1,2]
Total annual operating expenses after expense reimbursement	0.75%[1]

1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.60% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years

Class III	$192	$389	$140	$332

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies
The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

The Manager typically seeks to achieve the Fund’s investment objective by investing in equities or groups of equities of non-U.S. small companies.

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial

 GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies (“Non-U.S. Companies”). The Manager considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $8.3 billion. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal Risks of Investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to

 GMO ASSET ALLOCATION INTERNATIONAL SMALL COMPANIES FUND

pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Members (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Investment objective
High after-tax total return.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.50%
Shareholder service fee	0.15%
Other expenses	0.11%
Total annual operating expenses	0.76%
Expense reimbursement	(0.11%)[1]
Total annual operating expenses after expense reimbursement	0.65%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under ‘Expense Reimbursement‘ in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$66	$232	$412	$932
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 40% of the average value of its portfolio.

Principal investment strategies
The Manager seeks to achieve the Fund’s investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index (after tax).

The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund’s investment universe. The Manager also may adjust the Fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The Manager considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. The Manager also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an

 GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The terms “equities” and “equity investments” refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. These investments generally will represent 15% or less of the Fund’s total assets.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

 GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by the Manager) and a broad-based international stock index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares (Before Tax)
Years Ending December 31

Highest Quarter: 21.51% (2Q2009)
Lowest Quarter: −20.34% (3Q2008)
Year-to-Date (as of 3/31/11): 4.05%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/29/98

Return Before Taxes	9.49%	2.76%	7.67%	7.10%

Return After Taxes on Distributions	9.30%	1.99%	6.98%	6.47%

Return After Taxes on Distributions and Sale of Fund Shares	6.82%	2.57%	6.76%	6.24%

MSCI EAFE Index (after tax) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	6.85%	1.55%	2.88%	3.05%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	3.74%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO FOREIGN FUND

Investment objective
Total return in excess of that of its benchmark, the MSCI EAFE Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class II	Class III	Class IV

Management fee	0.60%	0.60%	0.60%
Shareholder service fee	0.22%	0.15%	0.09%
Other expenses	0.06%	0.06%	0.06%
Total annual operating expenses	0.88%	0.81%	0.75%
Expense reimbursement	(0.06%)[1]	(0.06%)[1]	(0.06%)[1]
Total annual operating expenses after expense reimbursement	0.82%	0.75%	0.69%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.60% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class II	$84	$275	$482	$1,079
Class III	$77	$253	$444	$996
Class IV	$70	$234	$411	$925
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 55% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world’s non-developed countries (“emerging countries”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S. (see “Name Policies”).

•	Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

•	Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO FOREIGN FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

 GMO FOREIGN FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 21.67% (2Q2009)
Lowest Quarter: −19.12% (3Q2008)
Year-to-Date (as of 3/31/11): 3.95%

Average Annual Total Returnsa
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class II				9/30/96

Return Before Taxes	4.62%	1.51%	5.92%	7.45%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	4.64%

Class III[b]				8/31/84

Return Before Taxes	4.77%	1.60%	6.00%	12.68%

Return After Taxes on Distributions	4.58%	0.62%	5.16%	N/Aa

Return After Taxes on Distributions and Sale of Fund Shares	3.60%	1.46%	5.22%	N/Aa

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	9.76%

Class IV				1/9/98

Return Before Taxes	4.82%	1.63%	6.06%	7.42%

MSCI EAFE Index (returns reflect no deduction of fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	5.05%

a Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. Had the pool been subject to these restrictions, its performance may have been adversely affected.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO FOREIGN SMALL COMPANIES FUND

Investment objective
Total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV

Management fee	0.70%	0.70%
Shareholder service fee	0.15%	0.10%
Other expenses	0.14%	0.14%
Total annual operating expenses	0.99%	0.94%
Expense reimbursement	(0.14%)[1]	(0.14%)[1]
Total annual operating expenses after expense reimbursement	0.85%	0.80%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.70% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$188	$406	$641	$1,318	$136	$350	$581	$1,244
Class IV	$183	$390	$615	$1,260	$131	$334	$554	$1,186
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 61% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to countries other than the U.S. whose outstanding publicly traded equities are in the lowest 25% of available market capitalization (float) in a particular country (“small companies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. (see “Name Policies”). The market capitalization range of companies whose equity investments are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the lowest 15% of available market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $563 million (Greece) to $15.8 billion (Germany). Depending upon the country, as of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included within the Fund’s definition of small companies ranged from approximately $772 million (Greece) to $22 billion (Switzerland) (based on exchange rates as of May 31, 2011).

•	Country selection – The Fund’s country selections relative to its benchmark are determined by the Manager’s cumulative quantitative value score for each country together with the Manager’s evaluation of the country’s fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposure in particular countries relative to the Fund’s benchmark.

 GMO FOREIGN SMALL COMPANIES FUND

•	Stock selection – The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments (excluding investments in companies tied economically to emerging countries included in the Fund’s benchmark) generally represent 10% or less of the Fund’s total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (“OTC”) derivatives, including, without limitation, futures and options. The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Shares of small- and mid-cap companies often have lower trading volumes and a limited number or no market makers. Thus, a large position may limit or prevent the Fund from selling those shares or unwinding derivative positions on them at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Leveraging Risk – The Fund’s use of derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

 GMO FOREIGN SMALL COMPANIES FUND

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III, tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 31.25% (2Q2009)
Lowest Quarter: −24.05% (3Q2008)
Year-to-Date (as of 3/31/11): 3.94%

Average Annual Total Returnsa
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III[b]				1/4/95

Return Before Taxes	23.59%	7.69%	13.59%	12.09%

Return After Taxes on Distributions	23.58%	5.66%	11.92%	N/Aa

Return After Taxes on Distributions and Sale of Fund Shares	15.29%	6.21%	11.75%	N/Aa

S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	21.96%	5.16%	9.28%	7.39%

Class IVc				6/14/02

Return Before Taxes	23.67%	7.71%	N/A	13.93%

S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	21.96%	5.16%	N/A	12.28%

a Information on the Fund’s return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940 and the Internal Revenue Code of 1986. Had the pool been subject to these restrictions, its performance may have been adversely affected.

c For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have higher expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO EMERGING MARKETS FUND

Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class II	Class III	Class IV	Class V	Class VI

Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%[1]	0.80%[1]	0.80%[1]	0.80%	0.80%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class V	Class VI

Management fee	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder service fee	0.22%	0.15%	0.105%	0.085%	0.055%
Other expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]
Total annual operating expenses	1.11%	1.04%	1.00%	0.98%	0.95%
Expense reimbursement	(0.03%)[3]	(0.01%)[3]	(0.01%)[3]	(0.04%)[3]	(0.04%)[3]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.08%	1.03%	0.99%	0.94%	0.91%

1 Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

2 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.01% and less than 0.01%, respectively.

3 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse each class of the Fund to the extent the class’s total annual operating expenses exceed the following amounts of the class’s average daily net assets: 0.95% for Class II shares, 0.90% for Class III shares, 0.85% for Class IV shares, 0.80% for Class V shares, and 0.77% for Class VI shares. Excluded Fund Fees and Expenses include underlying fund expenses, custodial fees, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class II	$272	$516	$780	$1,534	$189	$427	$684	$1,418
Class III	$267	$496	$745	$1,457	$184	$407	$648	$1,340
Class IV	$263	$484	$724	$1,411	$180	$395	$627	$1,294
Class V	$258	$475	$710	$1,386	$175	$386	$613	$1,268
Class VI	$255	$466	$694	$1,352	$172	$376	$597	$1,233
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 114% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

 GMO EMERGING MARKETS FUND

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates additional risk.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

 GMO EMERGING MARKETS FUND

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 31.90% (2Q2009)
Lowest Quarter: −30.50% (4Q2008)
Year-to-Date (as of 3/31/11): 4.49%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class IIa				11/29/96

Return Before Taxes	18.55%	9.91%	18.18%	11.80%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	10.11%

Class III				12/9/93

Return Before Taxes	18.59%	9.98%	18.28%	10.60%

Return After Taxes on Distributions	18.69%	7.30%	16.21%	9.00%

Return After Taxes on Distributions and Sale of Fund Shares	12.01%	8.15%	16.06%	8.96%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	8.12%

Class IV				1/9/98

Return Before Taxes	18.67%	10.03%	18.33%	13.92%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	13.29%

Class Vb				8/4/03

Return Before Taxes	18.78%	10.07%	N/A	20.37%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	N/A	21.47%

Class VI				6/30/03

Return Before Taxes	18.77%	10.10%	N/A	20.77%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	N/A	22.03%

a For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual operating expenses during such periods upward by the current differential between “Total annual operating expenses” for Class II and Class III shares shown in the Fund’s “Annual Fund operating expenses” table).

b For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO EMERGING COUNTRIES FUND

Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.65%
Shareholder service fee	0.15%
Other expenses	0.50%
Acquired fund fees and expenses (underlying fund expenses)	0.02%[1]
Total annual operating expenses	1.32%
Expense reimbursement	(0.15%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.17%

1 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and 0.01%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 1.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$119	$404	$709	$1,577
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 124% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO EMERGING COUNTRIES FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates additional risk.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

 GMO EMERGING COUNTRIES FUND

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 31.14% (2Q2009)
Lowest Quarter: −31.38% (4Q2008)
Year-to-Date (as of 3/31/11): 4.63%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				8/29/97

Return Before Taxes	20.47%	10.23%	17.59%	11.64%

Return After Taxes on Distributions	20.59%	7.33%	15.28%	9.85%

Return After Taxes on Distributions and Sale of Fund Shares	13.88%	8.44%	15.35%	9.97%

S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	20.64%	13.87%	17.68%	10.48%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Investment objective
Total return.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class II	Class III	Class IV	Class V	Class VI

Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	0.80%	0.80%	0.80%	0.80%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class V	Class VI

Management fee	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder service fee	0.22%	0.15%	0.105%	0.085%	0.055%
Other expenses	3.55%[1]	3.55%[1]	3.55%[1]	3.55%[1]	3.55%[1]
Acquired fund fees and expenses (underlying fund expenses)	0.01%[1]	0.01%[1]	0.01%[1]	0.01%[1]	0.01%[1]
Total annual operating expenses	4.53%[1]	4.46%[1]	4.42%[1]	4.40%[1]	4.37%[1]
Expense reimbursement	(3.45%)[1,2]	(3.45%)[1,2]	(3.45%)[1,2]	(3.45%)[1,2]	(3.45%)[1,2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	1.08%[1]	1.01%[1]	0.97%[1]	0.95%[1]	0.92%[1]

1 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.75% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, all of a portion of the Fund’s custodial fee (up to 10% per annum), independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years

Class II	$610	$1,518	$530	$1,438
Class III	$603	$1,499	$524	$1,418
Class IV	$600	$1,488	$520	$1,407
Class V	$598	$1,482	$518	$1,401
Class VI	$596	$1,474	$515	$1,393

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see “Name Policy”). The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and may include investments in companies located in developed markets (e.g., the U.S.) that are related to, or whose prospects are linked to, emerging markets. The Fund does not control risk relative to the MSCI Emerging Markets (EM) Index or any other securities index.

 GMO EMERGING DOMESTIC OPPORTUNITIES FUND

The Manager uses fundamental analysis to evaluate and select countries, sectors and companies that it believes are most likely to benefit from domestic growth in emerging markets. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal Risks of Investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments related to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or

 GMO EMERGING DOMESTIC OPPORTUNITIES FUND

models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations. The Fund is also subject to risk because the Fund does not seek to control risk relative to a particular securities market index or benchmark.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds (including ETFs) in which it invests will not perform as expected.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund
Investment Adviser:  Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Members (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.
Emerging Markets	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO TAIWAN FUND

Investment objective
Total return in excess of that of its benchmark, the MSCI Taiwan Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.15%
Redemption fee (as a percentage of amount redeemed)	0.45%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.81%
Shareholder service fee	0.15%
Other expenses	0.37%
Acquired fund fees and expenses (underlying fund expenses)	0.02%[1]
Total annual fund operating expenses (Fund and underlying fund expenses)	1.35%

1 These indirect expenses include commission fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and 0.01%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$199	$492	$807	$1,701	$152	$442	$753	$1,636
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 129% of the average value of its portfolio.

Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies doing business in, or otherwise tied economically to, Taiwan. The Fund may invest in companies of any market capitalization. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan (see “Name Policies”).

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments. In evaluating and selecting investments, the Manager may consider many factors, including the Manager’s assessment of a sector’s fundamentals as well as a company’s positioning relative to its competitors.

The Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services).

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO TAIWAN FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Certain characteristics of Taiwan’s economy and geographic location also subject the Fund to risks. For example, Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of other Asian countries, which, like emerging market economies, often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Currency devaluations in any one country can have a significant effect on the entire region. Political and social unrest in Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the continual risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. All of these risks could reduce the value of an investment in Taiwan Fund.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments tied economically to Taiwan, creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

 GMO TAIWAN FUND

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 22.85% (3Q2010)
Lowest Quarter: −23.74% (4Q2008)
Year-to-Date (as of 3/31/11): −0.04%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Inception

Class III				10/4/02

Return Before Taxes	24.09%	8.44%	N/A	11.12%

Return After Taxes on Distributions[a]	23.80%	6.56%	N/A	9.72%

Return After Taxes on Distributions and Sale of Fund Shares[a]	15.76%	6.82%	N/A	9.47%

MSCI Taiwan Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	21.84%	8.74%	N/A	13.15%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Emerging Markets	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO FLEXIBLE EQUITIES FUND

Investment objective
Total return in excess of that of its benchmark, the MSCI World Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class VI

Management fee	0.55%	0.55%
Shareholder service fee	0.15%	0.055%
Other expenses	0.11%	0.11%
Total annual operating expenses	0.81%	0.72%
Expense reimbursement	(0.11%)[1]	(0.11%)[1]
Total annual operating expenses after expense reimbursement	0.70%	0.61%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.55% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$72	$248	$439	$991
Class VI	$62	$219	$390	$884
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 71% of the average value of its portfolio.

Principal investment strategies
The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world’s securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may pursue, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. As of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, swap contracts and reverse repurchase agreements. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Fund does not seek to control risk relative to the MSCI World Index or any other benchmark.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO FLEXIBLE EQUITIES FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk. As noted above, as of the date of this Prospectus, substantially all of the Fund’s assets were invested in equity investments tied economically to Japan.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

 GMO FLEXIBLE EQUITIES FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 20.74% (2Q2009)
Lowest Quarter: −24.04% (1Q2009)
Year-to-Date (as of 3/31/11): −0.65%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/12/08

Return Before Taxes	2.22%	N/A	N/A	−1.66%

Return After Taxes on Distributions[a]	2.13%	N/A	N/A	−1.88%

Return After Taxes on Distributions and Sale of Fund Shares[a]	1.81%	N/A	N/A	−1.37%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	N/A	N/A	22.29%

Class VI				12/12/08

Return Before Taxes	2.27%	N/A	N/A	−1.56%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	N/A	N/A	22.29%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Divisions and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Quantitative Equity	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO.
Quantitative Equity	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO.
International Active	Drew Spangler (since 2011)	Director, International Active Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Investment objective
Total return greater than that of its benchmark, the MSCI EAFE Index (Hedged).

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.54%
Shareholder service fee	0.15%[1]
Other expenses	0.08%
Acquired fund fees and expenses (underlying fund expenses)	0.58%
Total annual operating expenses	1.35%
Expense reimbursement/waiver	(0.65%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.70%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.54% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.54% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$72	$374	$699	$1,619
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 32% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, International Small Companies Fund and Flexible Equities Fund (collectively, the “underlying Funds”). In addition, the Fund may invest in securities directly. Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select the underlying Funds and decide how much to invest in each. The Manager shifts investments among the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

The Manager assesses the currency exposure of the underlying Funds’ holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund’s benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds. The Fund also may lend its portfolio securities.

 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged by the Fund or an underlying Fund.

 GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Leveraging Risk – The use of derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 16.08% (2Q2003)
Lowest Quarter: −15.63% (3Q2002)
Year-to-Date (as of 3/31/11): 0.43%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				6/30/95

Return Before Taxes	7.72%	0.81%	4.10%	7.65%

Return After Taxes on Distributions	7.72%	−2.90%	0.90%	3.56%

Return After Taxes on Distributions and Sale of Fund Shares	5.02%	3.99%	4.46%	6.06%

MSCI EAFE Index (Hedged) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	5.60%	0.07%	0.59%	5.97%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	2.46%	3.50%	5.09%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO DOMESTIC BOND FUND

Investment objective
Total return in excess of that of its benchmark, the Barclays Capital U.S. Government Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class VI

Management fee	0.10%[1]	0.10%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.03%	0.03%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]
Total annual operating expenses	0.29%	0.20%
Expense reimbursement/waiver	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.26%	0.17%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.10% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.10% of the Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 The amounts have been restated to reflect current fees of certain underlying funds.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$27	$95	$169	$388
Class VI	$17	$64	$114	$264
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 8% of the average value of its portfolio.

Principal investment strategies
The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

Historically, the Fund has implemented its strategies: (i) synthetically by using exchange-traded and over-the-counter (“OTC”) derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. The Fund principally holds shares of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities).

The Fund has also invested in and may continue to hold:

•	U.S. bonds (including U.S. government bonds, U.S. corporate bonds and asset-backed securities);

•	derivatives, including without limitation, futures contracts, reverse repurchase agreements, credit default swaps and other swap contracts;

•	shares of U.S. Treasury Fund (for cash management purposes); and

•	foreign bonds.

 GMO DOMESTIC BOND FUND

Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (also known as “junk bonds”). The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

 GMO DOMESTIC BOND FUND

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 7.29% (3Q2009)
Lowest Quarter: −6.39% (4Q2008)
Year-to-Date (as of 3/31/11): 1.51%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				8/18/94

Return Before Taxes	9.06%	5.39%	5.71%	6.54%

Return After Taxes on Distributions	8.64%	3.52%	3.78%	4.13%

Return After Taxes on Distributions and Sale of Fund Shares	5.88%	3.51%	3.63%	4.14%

Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	5.52%	5.45%	5.42%	6.34%

Class VI				7/26/05

Return Before Taxes	9.14%	5.47%	N/A	5.18%

Barclays Capital U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	5.52%	5.45%	N/A	5.16%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO CORE PLUS BOND FUND

Investment objective
Total return in excess of that of its benchmark, the Barclays Capital U.S. Aggregate Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV

Management fee	0.25%	0.25%
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.13%[2]	0.13%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.04%[3]	0.04%[3]
Total annual operating expenses	0.57%	0.52%
Expense reimbursement/waiver	(0.14%)[1]	(0.14%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%	0.38%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 “Other expenses” have been restated to reflect current fees.

3 The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.01%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$44	$173	$313	$723
Class IV	$39	$157	$286	$662
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 46% of the average value of its portfolio.

Principal investment strategies
The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

 GMO CORE PLUS BOND FUND

•	bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 5.2 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy.

 GMO CORE PLUS BOND FUND

Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 9.12% (3Q2009)
Lowest Quarter: −15.24% (4Q2008)
Year-to-Date (as of 3/31/11): 1.54%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				4/30/97

Return Before Taxes	13.27%	2.91%	5.14%	5.62%

Return After Taxes on Distributions	10.56%	−0.60%	2.19%	2.75%

Return After Taxes on Distributions and Sale of Fund Shares	8.62%	0.36%	2.62%	3.08%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.30%

Class IV				7/26/05

Return Before Taxes	13.31%	2.93%	N/A	3.08%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	N/A	5.46%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INTERNATIONAL BOND FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.25%
Shareholder service fee	0.15%[1]
Other expenses	0.21%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.07%[3]
Total annual operating expenses	0.68%
Expense reimbursement/waiver	(0.22%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.46%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 “Other expenses” have been restated to reflect current fees. The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were 0.20% and 0.01%, respectively.

3 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.03%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$47	$200	$366	$848
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 46% of the average value of its portfolio.

Principal investment strategies
The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

 GMO INTERNATIONAL BOND FUND

•	foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.9 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or

 GMO INTERNATIONAL BOND FUND

models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 15.75% (2Q2002)
Lowest Quarter: −12.23% (4Q2008)
Year-to-Date (as of 3/31/11): 1.86%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/22/93

Return Before Taxes	14.03%	5.16%	6.99%	7.07%

Return After Taxes on Distributions	12.10%	1.22%	3.43%	3.78%

Return After Taxes on Distributions and Sale of Fund Shares	9.09%	2.04%	3.86%	4.07%

J.P. Morgan Non-U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	8.01%	7.64%	6.41%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO STRATEGIC FIXED INCOME FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class VI

Management fee	0.25%	0.25%
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.03%	0.03%
Acquired fund fees and expenses (underlying fund expenses)	0.03%[2]	0.03%[2]
Total annual operating expenses	0.46%	0.37%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.42%	0.33%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.02%, 0.01%, and less than 0.01%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$43	$150	$267	$609
Class VI	$34	$119	$213	$487
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 19% of the average value of its portfolio.

Principal investment strategies
The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities (see “Name Policies”). The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (also known as “junk bonds”). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to:

•	investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

•	below investment grade bonds;

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

 GMO STRATEGIC FIXED INCOME FUND

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and

•	asset-backed securities.

The Fund has substantial holdings of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities) and World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

The Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including SDCF and Overlay Fund, and also Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). For cash management purposes, the Fund may invest in unaffiliated money market funds.

The Fund, primarily though its investments in SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or

 GMO STRATEGIC FIXED INCOME FUND

other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 8.76% (2Q2009)
Lowest Quarter: −17.50% (4Q2008)
Year-to-Date (as of 3/31/11): 2.05%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/13/06

Return Before Taxes	5.18%	N/A	N/A	1.45%

Return After Taxes on Distributions	3.96%	N/A	N/A	−0.10%

Return After Taxes on Distributions and Sale of Fund Shares	3.35%	N/A	N/A	0.31%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	N/A	N/A	3.19%

Class VI				5/31/06

Return Before Taxes	5.22%	N/A	N/A	1.54%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	N/A	N/A	3.24%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan).

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.25%
Shareholder service fee	0.15%[1]
Other expenses	0.25%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.05%[3]
Total annual operating expenses	0.70%
Expense reimbursement/waiver	(0.26%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.44%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 “Other expenses” have been restated to reflect current fees.

3 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.01%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$45	$202	$373	$868
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 51% of the average value of its portfolio.

Principal investment strategies
The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

•	bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.6 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s

 GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 8.23% (3Q2009)
Lowest Quarter: −11.09% (4Q2008)
Year-to-Date (as of 3/31/11): −0.37%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				9/30/94

Return Before Taxes	11.70%	2.44%	4.62%	8.02%

Return After Taxes on Distributions	9.94%	0.93%	2.37%	4.62%

Return After Taxes on Distributions and Sale of Fund Shares	7.61%	1.19%	2.57%	4.79%

J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	3.71%	4.18%	5.03%	7.05%

J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) + (Composite index)	3.71%	4.18%	4.91%	7.11%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO GLOBAL BOND FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.19%
Shareholder service fee	0.15%[1]
Other expenses	0.12%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.04%[3]
Total annual operating expenses	0.50%
Expense reimbursement/waiver	(0.07%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.43%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were 0.11% and 0.01%, respectively.

3 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.01%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$44	$160	$286	$655
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 45% of the average value of its portfolio.

Principal investment strategies
The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

 GMO GLOBAL BOND FUND

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to the global interest rate, credit and currency markets);

•	foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund’s estimated interest rate duration within +/- 2 years of the benchmark’s duration (approximately 6.4 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

 GMO GLOBAL BOND FUND

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31
Highest Quarter: 13.28% (2Q2002)
Lowest Quarter: −12.70% (4Q2008)
Year-to-Date (as of 3/31/11): 1.67%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/28/95

Return Before Taxes	14.14%	5.27%	6.54%	6.19%

Return After Taxes on Distributions	11.10%	2.81%	3.37%	3.40%

Return After Taxes on Distributions and Sale of Fund Shares	9.12%	3.04%	3.65%	3.58%

J.P. Morgan Global Government Bond Index (reflects no deduction for fees, expenses, or taxes)	6.42%	7.35%	7.12%	5.88%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO EMERGING COUNTRY DEBT FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.

Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III		Class IV

Management fee	0.35%		0.35%
Shareholder service fee	0.15%	[1]	0.10%	[1]
Other expenses	0.15%	[2]	0.15%	[2]
Total annual operating expenses	0.65%		0.60%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.

2 “Other expenses” have been restated to reflect current fees. The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were 0.09% and 0.06%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$168	$314	$472	$933	$116	$257	$410	$856
Class IV	$163	$298	$445	$873	$111	$241	$383	$796
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 21% of the average value of its portfolio.

Principal investment strategies
The Fund invests primarily in sovereign debt of emerging countries denominated in currencies of developed markets (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). The term “emerging countries” means the world’s less developed countries. The Fund typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. The Fund also invests in U.S. and foreign asset-backed securities (including through Short-Duration Collateral Fund (“SDCF”) and World Opportunity Overlay Fund (“Overlay Fund”)). The Fund invests a substantial portion of its assets in below investment grade securities (also known as “junk bonds”). Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars.

In pursuing its investment objective, the Fund also typically uses exchange-traded and over-the-counter (“OTC”) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of developed markets), reverse repurchase agreements and futures. The Fund’s performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO EMERGING COUNTRY DEBT FUND

The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund’s estimated interest rate duration to approximate that of its benchmark (approximately 7.1 years as of 05/31/11). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Fixed Income Funds – Duration.”

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets, the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. Sovereign debt of emerging countries is not widely traded and may be subject to purchase and sale restrictions. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund’s investments is likely to exceed that of its benchmark.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is

 GMO EMERGING COUNTRY DEBT FUND

particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors or companies creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 20.29% (3Q2009)
Lowest Quarter: −23.39% (4Q2008)
Year-to-Date (as of 3/31/11): 2.53%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				4/19/94

Return Before Taxes	24.39%	9.34%	14.88%	17.00%

Return After Taxes on Distributions	19.02%	5.30%	10.08%	10.87%

Return After Taxes on Distributions and Sale of Fund Shares	15.35%	5.64%	10.06%	10.94%

J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	12.04%	8.36%	10.29%	12.08%

J.P. Morgan EMBI Global+ (Composite index)	12.04%	8.36%	10.29%	11.98%

Class IV				1/9/98

Return Before Taxes	24.50%	9.40%	14.95%	12.79%

J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	12.04%	8.36%	10.29%	9.94%

J.P. Morgan EMBI Global+ (Composite index)	12.04%	8.36%	10.29%	9.83%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO SHORT-DURATION INVESTMENT FUND

Investment objective
Provide current income.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.05%
Shareholder service fee	0.15%
Other expenses	0.94%
Acquired fund fees and expenses (underlying fund expenses)	0.02%[1]
Total annual operating expenses	1.16%
Expense reimbursement	(0.94%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.22%

1 The amount has been restated to reflect current fees of certain underlying funds.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.05% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.05% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without consent by the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$23	$290	$578	$1,399
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 20% of the average value of its portfolio.

Principal investment strategies
The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

Historically, the Fund has sought to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund primarily holds shares of Short Duration Collateral Fund (“SDCF”). SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used other exchange-traded and over-the-counter (“OTC”) derivatives. The Fund also has invested directly in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers’ acceptances and other bank obligations.

Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

 GMO SHORT-DURATION INVESTMENT FUND

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

 GMO SHORT-DURATION INVESTMENT FUND

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 6.11% (2Q2009)
Lowest Quarter: −10.36% (4Q2008)
Year-to-Date (as of 3/31/11): 0.72%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.*

Class III				4/18/90

Return Before Taxes	4.90%	2.42%	2.00%	4.10%

Return After Taxes on Distributions	4.68%	1.20%	0.76%	2.30%

Return After Taxes on Distributions and Sale of Fund Shares	3.18%	1.35%	0.98%	2.42%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	3.37%	2.99%	4.43%

* For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO SHORT-DURATION COLLATERAL FUND

Investment objective
Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.00%
Other expenses	0.03%[1]
Total annual fund operating expenses	0.03%
Expense reimbursement	(0.02%)[2]
Total annual operating expenses after expense reimbursement	0.01%

1 “Other expenses” have been restated to reflect current fees.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

GMO Short-Duration Collateral Fund	$1	$8	$15	$37
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies
The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, the Fund has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. The Fund has also used other exchange-traded and over-the-counter (“OTC”) derivatives.

Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for the Fund.

Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

 GMO SHORT-DURATION COLLATERAL FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

 GMO SHORT-DURATION COLLATERAL FUND

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns
Years Ending December 31

Highest Quarter: 9.78% (2Q2009)
Lowest Quarter: −15.22% (4Q2008)
Year-to-Date (as of 3/31/11): 1.56%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

				11/26/02

Return Before Taxes	10.14%	3.65%	N/A	3.21%

Return After Taxes on Distributions[a]	9.61%	2.31%	N/A	2.12%

Return After Taxes on Distributions and Sale of Fund Shares[a]	6.57%	2.31%	N/A	2.06%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	3.37%	N/A	2.86%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO SHORT-DURATION COLLATERAL SHARE FUND

Investment objective
Total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class VI

Management fee	0.05%	0.05%
Shareholder service fee	0.15%	0.055%
Other expenses	0.16%	0.16%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[1]	0.01%[1]
Total annual operating expenses	0.37%	0.28%
Expense reimbursement	(0.16%)[2]	(0.16%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.21%	0.12%

1 The amounts reflect the indirect net expenses associated with the Fund’s investment in Short-Duration Collateral Fund (“SDCF”).

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.05% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in SDCF and other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.05% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$22	$107	$201	$475
Class VI	$12	$78	$150	$363
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 5% of the average value of its portfolio.

Principal investment strategies
The Fund invests substantially all of its assets in Short-Duration Collateral Fund (“SDCF”) (see page 100 for a discussion of SDCF). The Fund also may invest in U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are substantially similar to those of SDCF. SDCF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments.

SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments, and commercial paper, and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. SDCF has also used exchange-traded and over-the-counter (“OTC”) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities.

The Manager does not seek to maintain a specified interest rate duration for SDCF.

Since October of 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes

 GMO SHORT-DURATION COLLATERAL SHARE FUND

these amounts to its shareholders, the Fund’s distributions similarly could constitute a return of capital to Fund shareholders for tax purposes. See “Distributions and Taxes” below for more information on the tax implications of such distributions.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in SDCF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SDCF, which include those outlined in the following brief summary of principal risks. For a more complete discussion of these risks, see “Description of Principal Risks.” The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund’s performance more than if the Fund or SDCF were diversified.

•	Market Risk – Fixed Income Securities – Typically, the market value of SDCF’s fixed income securities will decline during periods of widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent SDCF from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

 GMO SHORT-DURATION COLLATERAL SHARE FUND

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 9.62% (2Q2009)
Lowest Quarter: −14.97% (4Q2008)
Year-to-Date (as of 3/31/11): 1.52%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/28/06

Return Before Taxes	9.92%	N/A	N/A	3.00%

Return After Taxes on Distributions	9.54%	N/A	N/A	1.78%

Return After Taxes on Distributions and Sale of Fund Shares	6.45%	N/A	N/A	1.81%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	N/A	N/A	2.90%

Class VIa				3/1/06

Return Before Taxes	9.92%	N/A	N/A	3.43%

J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.45%	N/A	N/A	3.33%

a As of the date of this Prospectus, no Class VI shares of the Fund have been outstanding since February 27, 2007. The returns shown in the table for that period are those of Class III shares, which have higher expenses than Class VI shares.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INFLATION INDEXED PLUS BOND FUND

Investment objective
Total return in excess of that of its benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class VI

Management fee	0.25%	0.25%
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.19%[2]	0.19%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.08%[3]	0.08%[3]
Total annual operating expenses	0.67%	0.58%
Expense reimbursement/waiver	(0.20%)[1]	(0.20%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.47%	0.38%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed 0.15%. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 “Other expenses” have been restated to reflect current fees. These amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.19% and less than 0.01%, respectively.

3 The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.02%, 0.01%, and 0.05%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$48	$199	$362	$838
Class VI	$39	$168	$308	$718

* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 81% of the average value of its portfolio.

Principal investment strategies
The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets.

In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund’s benchmark.

In implementing these strategies, the Fund may hold or invest in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund’s benchmark and to gain exposure to inflation indexed bonds and/or the global interest rate, credit and currency markets);

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

 GMO INFLATION INDEXED PLUS BOND FUND

•	non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position);

•	shares of Short-Duration Collateral Fund (“SDCF”) (to have exposure to asset-backed securities);

•	shares of World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to the global interest rate, credit and currency markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets);

•	shares of U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes);

•	shares of High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and

•	shares of Debt Opportunities Fund (to gain exposure to global credit markets).

The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposures to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds (see “Name Policies”). For purposes of this Prospectus, the term “inflation indexed bonds” includes instruments that are “linked” to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads. In addition, increases in real interest rates may not be accompanied by increases in nominal interest rates. In such instances, the value of inflation indexed bonds may experience greater declines than non-inflation indexed (or nominal) fixed income investments with similar maturities. There can be no assurance that the value of the Fund’s inflation indexed bond investments will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may or may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another, such as the Fund’s investments in asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans), creates additional risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may

 GMO INFLATION INDEXED PLUS BOND FUND

be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 9.31% (3Q2009)
Lowest Quarter: −21.90% (4Q2008)
Year-to-Date (as of 3/31/11): 2.92%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				6/29/06

Return Before Taxes	13.93%	N/A	N/A	3.96%

Return After Taxes on Distributions	11.45%	N/A	N/A	0.70%

Return After Taxes on Distributions and Sale of Fund Shares	9.20%	N/A	N/A	1.41%

Barclays Capital U.S. Treasury Inflation Notes Index (reflects no deduction for fees, expenses, or taxes)	6.31%	N/A	N/A	6.46%

Class VI				5/31/06

Return Before Taxes	14.15%	N/A	N/A	3.98%

Barclays Capital U.S. Treasury Inflation Notes Index (reflects no deduction for fees, expenses, or taxes)	6.31%	N/A	N/A	6.31%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO U.S. TREASURY FUND

Investment objective
Liquidity and safety of principal with current income as a secondary objective.

Fees and expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.08%[1]
Other expenses	0.03%
Total annual operating expenses	0.11%
Expense reimbursement	(0.03%)[1]
Total annual operating expenses after expense reimbursement	0.08%

1 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.08% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

GMO U.S. Treasury Fund	$8	$32	$59	$138
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Funds — Duration.”

The Fund may also enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, the Fund having an interest in the security that can be realized in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). For cash management purposes, the Fund may invest in unaffiliated money market funds.

Although the fixed-income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for the Fund’s portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

 GMO U.S. TREASURY FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s U.S. Treasury and other fixed income securities will decline during periods of rising interest rates, and yields on the Fund’s securities may equal or approach zero under some market conditions.

•	Credit Risk – Securities issued by the U.S. Treasury or U.S. government agencies generally present minimal credit risk. However, a security backed by the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

•	Focused Investment Risk – Focusing investments in a particular type of security (e.g., Direct U.S. Treasury Obligations) creates additional risk.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns
Year Ending December 31

Highest Quarter: 0.07% (2Q2010)
Lowest Quarter: −0.02% (1Q2010)
Year-to-Date (as of 3/31/11): 0.03%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

				3/17/09

Return Before Taxes	0.10%	N/A	N/A	0.21%

Return After Taxes on Distributions	0.05%	N/A	N/A	0.14%

Return After Taxes on Distributions and Sale of Fund Shares	0.06%	N/A	N/A	0.14%

Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	N/A	N/A	0.14%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO ASSET ALLOCATION BOND FUND

Investment objective
Total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class VI

Management fee	0.25%	0.25%
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.08%[2]	0.08%[2]
Total annual operating expenses	0.48%	0.39%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.44%	0.35%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 The amounts include interest expense incurred by the Fund as a result of entering into reverse repurchase agreements. “Other expenses” (before addition of interest expense) and interest expense were 0.05% and 0.03%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years	5 Years	10 Years

Class III	$45	$148	$260	$589
Class VI	$36	$119	$210	$477
* After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 315% of the average value of its portfolio.

Principal investment strategies
The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•	investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

•	below investment grade bonds (also known as “junk bonds”);

 GMO ASSET ALLOCATION BOND FUND

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund may also invest in exchange traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). The Fund also may invest in unaffiliated money market funds for cash management purposes.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange

 GMO ASSET ALLOCATION BOND FUND

controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total return for the period indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Year Ending December 31

Highest Quarter: 1.83% (3Q2010)
Lowest Quarter: −0.36% (4Q2010)
Year-to-Date (as of 3/31/11): 1.94%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				3/27/09

Return Before Taxes	4.02%	N/A	N/A	5.85%

Return After Taxes on Distributions	0.95%	N/A	N/A	3.49%

Return After Taxes on Distribution and Sale of Fund Shares	2.63%	N/A	N/A	3.66%

Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	N/A	N/A	0.14%

Class VI				3/18/09

Return Before Taxes	4.14%	N/A	N/A	6.24%

Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	N/A	N/A	0.14%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index.

Fees and expenses
The table below describes the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class VI

Management fee	0.25%	0.25%
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.18%[2]	0.18%[2]
Total annual operating expenses	0.58%[2]	0.49%[2]
Expense reimbursement/waiver	(0.18%)[1,2]	(0.18%)[1,2]
Total annual operating expenses after expense reimbursement/waiver	0.40%[2]	0.31%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.25% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.25% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class III	$59	$186
Class VI	$50	$157

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal investment strategies
The Manager pursues the Fund’s investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality). While the Fund principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•	foreign government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds;

•	below investment grade bonds (also known as “junk bonds”);

•	inflation indexed bonds issued by foreign governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and

•	asset-backed securities, including mortgage related and mortgage-backed securities.

 GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

The Fund may also invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), Debt Opportunities Fund (to gain exposure to global credit markets) and U.S. Treasury Fund (for cash management purposes). The Fund also may invest in unaffiliated money market funds for cash management purposes.

The Fund may invest up to 100% of its assets in junk bonds.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates will adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Market Risk – Fixed Income Securities – Typically, the market value of the Fund’s fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. The Fund’s investments in below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or

 GMO ASSET ALLOCATION INTERNATIONAL BOND FUND

models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Leveraging Risk – The Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions or sectors or in industries with high positive correlations to one another creates additional risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation (overall management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.
Fixed Income	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO.
Fixed Income	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO U.S. EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the Russell 3000 Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.06%
Acquired fund fees and expenses (underlying fund expenses)	0.39%[1]
Total annual operating expenses	0.45%
Expense reimbursement	(0.06%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.39%

1 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were approximately 0.39% and less than 0.01%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$40	$151	$273	$629	$40	$151	$273	$629
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 7% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of Flexible Equities Fund (together with the U.S. Equity Funds, the “underlying Funds”). In addition, the Fund may hold securities directly. The Fund primarily seeks exposure to U.S. equity investments (which may include both growth and value style equities and equities of any market capitalization). The Fund also may have exposure to foreign equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to the U.S. (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth and real estate/REIT) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

 GMO U.S. EQUITY ALLOCATION FUND

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

 GMO U.S. EQUITY ALLOCATION FUND

•	Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Leveraging Risk – The use of derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*
Years Ending December 31

Highest Quarter: 18.06% (2Q2003)
Lowest Quarter: −16.54% (3Q2002)
Year to Date (as of 3/31/11): 4.15%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				12/31/92

Return Before Taxes	7.70%	1.24%	4.15%	9.97%

Return After Taxes on Distributions	7.38%	0.17%	3.24%	6.15%

Return After Taxes on Distributions and Sale of Fund Shares	5.38%	1.90%	3.59%	7.07%

Russell 3000 Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%	8.29%

Russell 3000 ++ Index (Composite index)	16.93%	2.74%	2.03%	8.51%

* The Fund’s performance during 2001 was positively affected by approximately 7.50% as a result of the Fund’s receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INTERNATIONAL EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the MSCI ACWI ex-U.S. Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.21%
Redemption fee (as a percentage of amount redeemed)	0.21%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.72%[1]
Total annual operating expenses	0.73%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.72%

1 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were 0.67% and 0.05%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$116	$287	$473	$1,011	$94	$264	$447	$979
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 13% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO INTERNATIONAL EQUITY ALLOCATION FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

 GMO INTERNATIONAL EQUITY ALLOCATION FUND

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 21.94% (2Q2009)
Lowest Quarter: −20.16% (3Q2008)
Year-to-Date (as of 3/31/11): 3.35%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				10/11/96

Return Before Taxes	12.55%	4.55%	9.89%	8.61%

Return After Taxes on Distributions	12.29%	2.28%	8.11%	6.73%

Return After Taxes on Distributions and Sale of Fund Shares	8.32%	3.51%	8.23%	6.83%

MSCI ACWI ex-U.S. Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.15%	4.82%	5.55%	5.93%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the MSCI EAFE Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.63%[1]
Total annual operating expenses	0.65%
Expense reimbursement	(0.02%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.63%

1 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.61% and 0.02%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$64	$217	$383	$864	$64	$217	$383	$864
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 14% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the International Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

 GMO INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 19.55% (2Q2009)
Lowest Quarter: −18.80% (3Q2008)
Year-to-Date (as of 3/31/11): 2.96%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				06/05/06

Return Before Taxes	10.86%	N/A	N/A	1.29%

Return After Taxes on Distributions	10.65%	N/A	N/A	−0.24%

Return After Taxes on Distributions and Sale of Fund Shares	7.33%	N/A	N/A	0.79%

MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	7.75%	N/A	N/A	0.31%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO GLOBAL EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the MSCI ACWI Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.13%
Redemption fee (as a percentage of amount redeemed)	0.13%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.58%[1]
Total annual operating expenses	0.60%
Expense reimbursement	(0.02%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.58%

1 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were 0.52% and 0.06%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$86	$226	$379	$825	$72	$212	$363	$805
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 6% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO GLOBAL EQUITY ALLOCATION FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

 GMO GLOBAL EQUITY ALLOCATION FUND

•	Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 18.79% (2Q2003)
Lowest Quarter: −15.65% (4Q2008)
Year-to-Date (as of 3/31/11): 3.49%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				11/26/96

Return Before Taxes	9.69%	3.14%	6.87%	8.30%

Return After Taxes on Distributions	9.45%	1.49%	5.38%	6.00%

Return After Taxes on Distributions and Sale of Fund Shares	6.52%	2.40%	5.59%	6.22%

MSCI ACWI Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.67%	3.44%	3.20%	5.26%

MSCI ACWI + Index (Composite index)	12.67%	2.24%	2.12%	5.37%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the MSCI World Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.53%[1]
Total annual operating expenses	0.55%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.54%

1 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.50% and 0.03%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$55	$184	$324	$733	$55	$184	$324	$733
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 20% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the International Equity Funds and the U.S. Equity Funds (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). The Fund also may invest in shares of other GMO Funds, including the Fixed Income Funds, Alpha Only Fund and Alternative Asset Opportunity Fund (the GMO Funds in which the Fund invests are collectively referred to herein as the “underlying Funds”). In addition, the Fund may hold securities directly. Although the Fund’s primary exposure is to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments (see “Name Policies”). The term “equity investments” refers to direct and indirect (e.g., through the underlying Funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

 GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Because the Fund and the underlying Funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

 GMO WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

•	Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 14.41% (3Q2010)
Lowest Quarter: −15.27% (4Q2008)
Year-to-Date (as of 3/31/11): 3.34%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				6/16/05

Return Before Taxes	9.00%	3.25%	N/A	4.76%

Return After Taxes on Distributions	8.75%	2.12%	N/A	3.61%

Return After Taxes on Distributions and Sale of Fund Shares	6.18%	2.59%	N/A	3.87%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	3.88%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO GLOBAL BALANCED ASSET ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the GMO Global Balanced Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.10%
Redemption fee (as a percentage of amount redeemed)	0.10%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.53%[1]
Total annual operating expenses	0.54%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.53%

1 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.48%, less than 0.01%, and 0.05%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This contractual expense limitation continues through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$75	$217	$372	$824	$64	$206	$360	$808
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 32% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager, however, intends to invest at least 25% of the Fund’s assets in fixed income investments and at least 25% in equity investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as

 GMO GLOBAL BALANCED ASSET ALLOCATION FUND

amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

 GMO GLOBAL BALANCED ASSET ALLOCATION FUND

•	Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices, and composite indices, including the Fund’s benchmark, computed by the Manager. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 14.27% (2Q2003)
Lowest Quarter: −9.87% (3Q2001)
Year-to-Date (as of 3/31/11): 2.60%

Average Annual Total Returns*
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				6/28/96

Return Before Taxes	7.17%	5.18%	7.63%	7.95%

Return After Taxes on Distributions	6.70%	3.22%	5.86%	5.74%

Return After Taxes on Distributions and Sale of Fund Shares	4.81%	3.55%	5.77%	5.73%

MSCI ACWI Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.67%	3.44%	3.20%	5.62%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.35%

GMO Global Balanced Index (Fund benchmark)	11.05%	4.31%	3.98%	6.61%

Global Balanced Benchmark + Index (Composite index)	11.05%	4.31%	2.49%	5.12%

* The Fund commenced operations on June 28, 1996 with two classes of shares – Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Investment objective
Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.54%[1]
Total annual operating expenses	0.55%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.54%

1 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.49%, less than 0.01%, and 0.05%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$55	$190	$338	$767	$55	$190	$338	$767
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 36% of the average value of its portfolio.

Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to foreign and U.S. equity investments (which may include emerging country equities, both growth and value style equities and equities of any market capitalization), U.S. and foreign fixed income securities (including asset-backed securities and other fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments

 GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment

 GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by the Manager). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 11.73% (2Q2009)
Lowest Quarter: −10.19% (4Q2008)
Year-to-Date (as of 3/31/11): 2.98%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				5/31/05

Return Before Taxes	7.96%	5.53%	N/A	6.72%

Return After Taxes on Distributions	7.57%	3.86%	N/A	5.09%

Return After Taxes on Distributions and Sale of Fund Shares	5.42%	4.03%	N/A	5.08%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	4.14%

Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	N/A	5.26%

GMO Strategic Opportunities Allocation Index (Fund benchmark)	10.90%	3.63%	N/A	4.76%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO BENCHMARK-FREE ALLOCATION FUND

Investment objective
The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (i.e., the Fund seeks positive return, not “relative” return).

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III

Purchase premium (as a percentage of amount invested)	0.09%
Redemption fee (as a percentage of amount redeemed)	0.09%

Annual Fund operating expenses*
(expenses that you pay each year as a percentage of the value of your investment)
Class III

Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.02%
Acquired fund fees and expenses (underlying fund expenses)	0.57%[1]
Total annual operating expenses	0.59%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.58%

1 The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.51%, less than 0.01%, and 0.06%, respectively.

2 Subject to certain exclusions (“Excluded Fund Fees and Expenses”), Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. This expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

* The Fund’s Board of Trustees has approved amendments to the Fund’s management agreement and shareholder servicing agreement pursuant to which the Fund would pay the Manager an investment management fee equal to 0.65% of the average daily net assets and a shareholder service fee of 0.15% with respect to the Fund’s Class III shares. The Fund currently pays no management or shareholder service fees directly to the Manager, but bears indirectly the management and shareholder service fees charged by the underlying Funds (defined below) in which the Fund invests. Under this new fee arrangement, the Manager would agree to reduce its management and shareholder service fees from the Fund by an amount equal to the management and shareholder service fees received by the Manager from the underlying Funds in respect of the Fund’s investments. The new fee arrangements will go into effect only if the amended management agreement is approved by the Fund’s shareholders.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$78	$252	$442	$991	$68	$242	$431	$977
* After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 19% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the International Equity Funds, the U.S. Equity Funds, the Fixed Income Funds, Alpha Only Fund, Alternative Asset Opportunity Fund, Debt Opportunities Fund, High Quality Short-Duration Bond Fund, Special Situations Fund and World Opportunity Overlay Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries).

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment

 GMO BENCHMARK-FREE ALLOCATION FUND

outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk — Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, new investments in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund is currently invested will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment

 GMO BENCHMARK-FREE ALLOCATION FUND

obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Commodities Risk – To the extent an underlying Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund’s portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 9.19% (2Q2009)
Lowest Quarter: −6.90% (4Q2008)
Year-to-Date (as of 3/31/11): 1.92%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/23/03

Return Before Taxes	4.72%	7.11%	N/A	12.00%

Return After Taxes on Distributions	4.19%	4.42%	N/A	9.27%

Return After Taxes on Distributions and Sale of Fund Shares	3.14%	4.86%	N/A	9.18%

MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.76%	2.43%	N/A	7.14%

Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	1.25%	2.18%	N/A	2.47%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

 GMO ALPHA ONLY FUND

Investment objective
Seeks to outperform the Fund’s benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV

Purchase premium (as a percentage of amount invested)	0.00%	0.00%
Redemption fee (as a percentage of amount redeemed)	0.00%	0.00%

Annual Fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class III	Class IV

Management fee	0.50%	0.50%
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.04%	0.04%
Acquired fund fees and expenses (underlying fund expenses)	0.44%[2]	0.44%[2]
Total annual operating expenses	1.13%	1.08%
Expense reimbursement/waiver	(0.46%)[1]	(0.46%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.67%	0.62%

1 Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed through at least June 30, 2012 to waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above. In addition, subject to certain exclusions (“Excluded Fund Fees and Expenses”), the Manager has contractually agreed to reimburse the Fund to the extent the Fund’s total annual operating expenses exceed 0.50% of the Fund’s average daily net assets. Excluded Fund Fees and Expenses include shareholder service fees, underlying fund expenses, independent Trustee expenses, certain legal costs, investment-related costs (e.g., brokerage commissions and securities lending fees), extraordinary expenses, and other expenses described under “Expense Reimbursement” in this Prospectus. The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its investment in other Funds of GMO Trust (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to 0.50% of the Fund’s average daily net assets. These expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Fund’s Board of Trustees.

2 The amounts have been restated to reflect current fees of certain underlying funds. These indirect expenses include, to the extent applicable, commission fees and purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees and as restated) and indirect transaction fees were 0.43% and 0.01%, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do no sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years

Class III	$68	$320	$591	$1,365	$68	$320	$591	$1,365
Class IV	$63	$304	$564	$1,308	$63	$304	$564	$1,308
* After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2011, the Fund’s portfolio turnover rate (excluding short-term investments) was 89% of the average value of its portfolio.

Principal investment strategies
The Fund’s investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, the Fund invests primarily in shares of the U.S. Equity Funds and the International Equity Funds, and also may invest in shares of Emerging Country Debt Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds”). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying Funds.

To gain short investment exposure, the Fund may use over-the-counter (“OTC”) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities (e.g., shares of exchange-traded funds), including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

 GMO ALPHA ONLY FUND

The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select the underlying Funds and securities in which the Fund invests or takes short positions and to decide how much to invest and/or short in each. The Manager changes the Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund’s investments.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying Fund may affect the Fund’s or the underlying Fund’s performance more than if the Fund or the underlying Fund were diversified. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

•	Foreign Investment Risk – The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Equity Securities – The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. The Fund or an underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. In addition, the value of the Fund’s shares will be adversely affected if the equity investments that are the subject of the Fund’s short positions appreciate in value.

•	Liquidity Risk – Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent a Fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds, including the risk that the underlying Funds in which it invests will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

•	Market Risk – Fixed Income Securities – Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening credit spreads.

•	Market Risk – Asset-Backed Securities – Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives may cause the Fund’s portfolio to be leveraged. The Fund and some underlying Funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions. Leverage increases the Fund’s portfolio losses when the value of its investments decline.

•	Management and Operational Risk – The Fund relies on GMO’s ability to achieve its investment objective by effectively implementing its investment approach. The Fund runs the risk that GMO’s proprietary investment techniques will fail to produce the desired results. The Fund’s portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged.

 GMO ALPHA ONLY FUND

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating.

•	Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

•	Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Short Sales Risk – The Fund runs the risk that the Fund’s loss on a short sale of securities that the Fund does not own is unlimited.

•	Focused Investment Risk – Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund’s operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table may be lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares
Years Ending December 31

Highest Quarter: 7.39% (1Q2001)
Lowest Quarter: −4.81% (2Q2009)
Year-to-Date (as of 3/31/11): −1.43%

Average Annual Total Returns
Periods Ending December 31, 2010

	1 Year	5 Years	10 Years	Incept.

Class III				7/29/94

Return Before Taxes	−4.02%	1.95%	4.59%	4.18%

Return After Taxes on Distributions	−4.02%	−2.36%	1.86%	1.64%

Return After Taxes on Distributions and Sale of Fund Shares	−2.62%	2.55%	3.77%	3.05%

Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	2.30%	2.26%	3.44%

Class IV				3/2/06

Return Before Taxes	−3.98%	N/A	N/A	1.80%

Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.13%	N/A	N/A	2.23%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Division and Senior Members of GMO responsible for day-to-day management of the Fund:

Investment Division	Senior Member (Length of Service)	Title

Asset Allocation	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO.

Additional Information
For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase a Fund’s shares directly from GMO Trust (the “Trust”) when the New York Stock Exchange (“NYSE”) is open for business (and in the case of a Fixed Income Fund when the U.S. bond markets are open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf.

Eligibility to purchase Fund shares or different classes of Fund shares depends on the client’s meeting either (i) the minimum “Total Fund Investment,” which includes only a client’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. No minimum additional investment is required to purchase additional shares of a Fund.

Minimum Investment Criteria for Class Eligibility

Minimum Total GMO
		Minimum Total Fund Investment	Investment
Funds Offering	Foreign Fund
Class II Shares	International Intrinsic Value Fund	N/A	$10 million
Emerging Markets Fund
Emerging Domestic Opportunities Fund

Funds Offering	Emerging Markets Fund	$50 million	N/A
Class III Shares	Emerging Domestic Opportunities Fund

	Foreign Fund	N/A	$35 million
International Intrinsic Value Fund
International Large/Mid Cap Value Fund

	Asset Allocation Funds (except Alpha Only Fund)	N/A	$10 million

	Tax-Managed U.S. Equities Fund Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in the Tax-Managed Funds)

	All Other Funds	N/A	$10 million

Funds Offering	Quality Fund	$125 million	$250 million
Class IV Shares	Emerging Markets Fund
Emerging Domestic Opportunities Fund

	U.S. Core Equity Fund Emerging Country Debt Fund Developed World Stock Fund Foreign Small Companies Fund Core Plus Bond Fund Alpha Only Fund	$125 million	$250 million

	International Intrinsic Value Fund International Core Equity Fund International Large/Mid Cap Value Fund International Growth Equity Fund Foreign Fund	$125 million	$250 million

Funds Offering Class V Shares	U.S. Core Equity Fund Quality Fund International Large/Mid Cap Value Fund Emerging Markets Fund	$250 million	$500 million
Emerging Domestic Opportunities Fund

Funds Offering Class VI Shares	U.S. Core Equity Fund
Quality Fund
Emerging Markets Fund
Emerging Domestic Opportunities Fund
International Core Equity Fund
International Large/Mid Cap Value Fund
Flexible Equities Fund
Domestic Bond Fund
Strategic Fixed Income Fund
Short-Duration Collateral Share Fund
Inflation Indexed Plus Bond Fund
Asset Allocation Bond Fund
	Asset Allocation International Bond Fund	$300 million	$750 million

Minimum Investment Criteria and Eligibility for U.S. Treasury Fund

Minimum Total GMO
	Minimum Total Fund Investment	Investment
U.S. Treasury Fund	N/A	$10 million

Fund shares are redeemable and, under ordinary circumstances, you may redeem a Fund’s shares when the NYSE is open for business (and in the case of a Fixed Income Fund when the U.S. bond markets are open for business). Redemption requests should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be effected through that broker or agent. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com.

Purchase order forms and redemption requests can be submitted by mail or by facsimile (and with respect to purchase order forms, by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services

Tax information
The Funds normally distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are an entity that is exempt from income tax or are investing through a tax-advantaged account. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.

Financial intermediary compensation
If you purchase shares of a Fund through a broker-dealer, agent or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES

Fund Summaries.  The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each series of GMO Trust (the “Trust”) listed on the cover page of this Prospectus (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in this Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Certain additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices.”

Fundamental Investment Objectives/Policies.  The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Only U.S. Core Equity Fund, U.S. Growth Fund, Short-Duration Investment Fund, and International Intrinsic Value Fund have investment objectives that are fundamental. For each Fund, there is no guarantee that the Fund will be able to achieve its investment objective.

Tax Consequences and Portfolio Turnover.  Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not, consider tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes). Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, and the Funds have not placed any limit on the rate of portfolio turnover and portfolio securities may be sold without regard to the time they have been held. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause a Fund to trade more frequently at some times than at others. High turnover rates may adversely affect a Fund’s performance by generating higher transaction costs. Additionally, portfolio turnover may give rise to additional taxable income for shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed to them unless the shareholders themselves are exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are taxed to shareholders, when distributed to them, at ordinary income tax rates. See “Distributions and Taxes” below for more information about the tax consequences of these types of income.

Certain Definitions. When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in another Fund or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “equity investments” and “equities” refer to investments (as defined above) in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, (ii) the term “total return” includes capital appreciation and income, and (iii) the term “emerging countries” (except for Foreign Fund and Emerging Countries Fund, which have separate definitions in their Fund summaries) means the world’s less developed countries.

Investments in Unaffiliated Money Market Funds and U.S. Treasury Fund.  For cash management purposes, each of the Funds may invest in unaffiliated money market funds and (other than Short-Duration Collateral Fund) also may invest in U.S. Treasury Fund.

Benchmarks.  Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” In some cases, a Fund’s summary states that a Fund seeks to outperform, or seeks total return greater than, its benchmark. There is no assurance that this goal will be achieved. A Fund’s benchmark is stated as of the date of this Prospectus and may change without notice to shareholders.

Fee and Expense Information.  The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses.  The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year ended February 28, 2011. A Fund may invest in other Funds of the Trust and certain other pooled investment vehicles (“underlying funds”), and the indirect net expenses associated with a Fund’s investment (if any) in underlying funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in underlying funds (i.e., “acquired fund fees and expenses”) are 0.01% of the Fund’s average net assets or more, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated issuers unless those issuers hold themselves out to be investment companies. Acquired fund fees and expenses are generally based on expenses incurred by the Fund for the fiscal year ended February 28, 2011, and actual indirect expenses will vary depending on the particular underlying funds in which the Fund invests. Foreign Fund, Foreign Small Companies Fund and Flexible Equities Fund did not incur any acquired fund fees and expenses from investment in underlying funds for the fiscal year ended February 28, 2011.

Fee and Expense Examples.  The expense example under “Example” included in each Fund’s summary assumes that all dividends and distributions are reinvested.

Fixed Income Funds.  The Fixed Income Funds invest substantially all of their assets in fixed income securities. As previously noted, investing includes indirect investments through other GMO Funds. For purposes of this Prospectus, the terms “fixed income securities” and “bonds” include (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). Some Fixed Income Funds also may invest in sovereign debt, which are fixed income securities issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt.

Credit Quality.  For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better given by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better given by Standard & Poor’s Ratings Services (“S&P”) to a particular fixed income security/commercial paper, and the term “below investment grade” refers to any rating below Baa3/P-2 given by Moody’s or below BBB-/A-2 given by S&P to a particular fixed income security/commercial paper. Fixed income securities rated below investment grade are also known as high yield or “junk” bonds. In addition, in this Prospectus, investment grade securities/commercial paper that are given a rating of Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that the Manager determines have credit qualities comparable to securities rated by Moody’s or S&P as investment grade, below investment grade, or high quality, as applicable.

Duration.  The Manager defines duration as the weighted measure of interest rate sensitivity of a fixed income security. The Manager employs a variety of techniques to adjust the sensitivity of a Fixed Income Fund’s value to changes in interest rates. This sensitivity is often measured by, and correlates with, the estimated interest rate duration of a Fund’s portfolio. For example, the value of an investment held by a Fixed Income Fund with a duration of five years decreases by approximately 5% for every 1% increase in interest rates, while the value of an investment with a duration of six years increases by approximately 6% with every 1% decrease in interest rates. In many cases, the “Principal investment strategies” section of a Fixed Income Fund’s summary section provides the Fund’s interest rate duration. The Manager estimates a Fixed Income Fund’s dollar-weighted average interest rate duration by aggregating the durations of the Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor to a fixed income security is required to prepay principal and/or interest on the security and the payments are not denominated in U.S. dollars. The Manager may alter the duration of a Fund to a significant extent through the use of derivatives. The Manager may estimate duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration.

Investments in Other Funds.  Many of the Fixed Income Funds invest in other Funds of GMO Trust. In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Fixed Income Funds have invested a substantial portion of their assets in Short-Duration Collateral Fund (“SDCF”) and may also invest in Emerging Country Debt Fund (“ECDF”), GMO World Opportunity Overlay Fund (“Overlay Fund”), GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), GMO Debt Opportunities Fund (“Debt Opportunities Fund”) and U.S. Treasury Fund. For information regarding Overlay Fund, High Quality Fund, and Debt Opportunities Fund, which are not offered in this Prospectus, see “Investment in Other GMO Funds” beginning on page 209 of this Prospectus.

Asset Allocation Funds.  The Asset Allocation Funds invest primarily in other Funds of GMO Trust (“underlying Funds”). As a result, the Asset Allocation Funds are exposed to all of the risks of the underlying Funds in which they invest. As described in this Prospectus, several of the underlying Funds (e.g., many of the Fixed Income Funds) themselves invest a substantial portion of their assets in other GMO Funds. In addition, some of the Asset Allocation Funds may invest in or hold shares of GMO Alternative Asset Opportunity Fund (“AAOF”), Debt Opportunities Fund, High Quality Fund, GMO Special Situations Fund (“SSF”) and/or Overlay Fund, which are series of GMO Trust not offered in this Prospectus. For more information regarding AAOF, Debt Opportunities Fund, High Quality Fund, SSF, and Overlay Fund, see “Investment in Other GMO Funds” beginning on page 209 of this Prospectus.

When used in the Asset Allocation Fund summaries, references to the U.S. Equity Funds, International Equity Funds, and/or Fixed Income Funds include the GMO Funds listed below:

U.S. Equity Funds
— U.S. Core Equity Fund
— Tobacco-Free Core Fund
— Quality Fund*
— U.S. Intrinsic Value Fund
— U.S. Growth Fund
— U.S. Small/Mid Cap Value Fund
— U.S. Small/Mid Cap Growth Fund
— Real Estate Fund

International Equity Funds
— International Core Equity Fund
— International Intrinsic Value Fund
— International Large/Mid Cap Value Fund
— International Growth Equity Fund
— Developed World Stock Fund
— International Small Companies Fund
— Asset Allocation International Small Companies Fund
— Emerging Markets Fund
— Emerging Domestic Opportunities Fund
— Flexible Equities Fund
— Currency Hedged International Equity Fund

Fixed Income Funds
— Domestic Bond Fund
— Core Plus Bond Fund
— International Bond Fund
— Strategic Fixed Income Fund
— Currency Hedged International Bond Fund
— Global Bond Fund
— Emerging Country Debt Fund
— Short-Duration Investment Fund
— Short-Duration Collateral Fund
— Short-Duration Collateral Share Fund
— Inflation Indexed Plus Bond Fund
— U.S. Treasury Fund
— Asset Allocation Bond Fund
— Asset Allocation International Bond Fund

*	Although Quality Fund is categorized as a “U.S. Equity Fund,” Quality Fund also invests in non-U.S. equities.

Temporary Defensive Positions.  The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The U.S. Equity Funds (other than Quality Fund), the International Equity Funds (other than Foreign Fund, Foreign Small Companies Fund and Flexible Equities Fund), and the Asset Allocation Funds normally do not take temporary defensive positions.

Flexible Equities Fund may, from time to time, take temporary defensive positions. Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. Foreign Fund and Foreign Small Companies Fund normally do not take temporary defensive positions, but each Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

The Fixed Income Funds (other than Domestic Bond Fund, Short-Duration Investment Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, and U.S. Treasury Fund), if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a Fund’s normal investment strategies. Many of the Fixed Income Funds have previously taken temporary defensive positions and have availed themselves of the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes.  See “Fund Codes” on the inside back cover of this Prospectus for information regarding each Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	U.S. Equity Funds									International Equity Funds
	U.S. Core Equity Fund	Tobacco- Free Core Fund	Quality Fund	U.S. Intrinsic Value Fund	U.S. Growth Fund	U.S. Small/Mid Cap Value Fund	U.S. Small/Mid Cap Growth Fund	Real Estate Fund	Tax- Managed U.S. Equities Fund	International Core Equity Fund	International Intrinsic Value Fund	International Large/Mid Cap Value Fund	International Growth Equity Fund	Developed World Stock Fund	International Small Companies Fund	Asset Allocation International Small Companies Fund	Tax- Managed International Equities Fund	Foreign Fund	Foreign Small Companies Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Taiwan Fund	Flexible Equities Fund	Currency Hedged International Equity Fund

Market Risk – Equity Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Market Risk – Fixed Income Securities Risk								•

Market Risk – Asset-Backed Securities Risk								•

Credit Risk								•

Liquidity Risk						•	•	•	•						•	•	•	•	•	•	•	•	•	•	•

Smaller Company Risk	•	•		•	•	•	•	•	•	•	•		•		•	•	•	•	•	•	•	•	•	•	•

Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Foreign Investment Risk			•							•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Currency Risk			•							•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Real Estate Risk								•

Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Short Sales Risk																								•

Commodities Risk

Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Fund of Funds Risk																				•	•	•	•		•

Non-Diversified Funds			•	•	•		•	•	•					•			•	•		•	•	•	•	•	•

	Fixed Income Funds														Asset Allocation Funds
										Short-	Inflation			Asset			International		World	Global
		Core		Strategic	Currency		Emerging	Short-	Short-	Duration	Indexed		Asset	Allocation	U.S.	International	Opportunities	Global	Opportunities	Balanced	Strategic	Benchmark-
		Plus	International	Fixed	Hedged	Global	Country	Duration	Duration	Collateral	Plus	U.S.	Allocation	International	Equity	Equity	Equity	Equity	Equity	Asset	Opportunities	Free	Alpha
		Bond	Bond	Income	International	Bond	Debt	Investment	Collateral	Share	Bond	Treasury	Bond	Bond	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Allocation	Only
	Domestic Bond Fund	Fund	Fund	Fund	Bond Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Market Risk – Equity Securities Risk															•	•	•	•	•	•	•	•	•

Market Risk – Fixed Income Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•

Market Risk — Asset-Backed Securities Risk	•	•	•	•	•	•	•	•	•	•	•		•	•		•	•	•	•	•	•	•	•

Credit Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•

Liquidity Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Smaller Company Risk															•	•	•	•	•	•	•	•	•

Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Foreign Investment Risk		•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Currency Risk		•	•	•	•	•	•				•		•	•	•	•	•	•	•	•	•	•	•

Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Real Estate Risk															•			•	•	•	•	•	•

Leveraging Risk	•	•	•	•	•	•	•				•		•	•	•	•	•	•	•	•	•	•	•

Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Short Sales Risk															•	•	•	•	•	•	•	•	•

Commodities Risk																•	•	•	•	•	•	•

Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Fund of Funds Risk	•	•	•	•	•	•		•		•	•		•	•	•	•	•	•	•	•	•	•	•

Non-Diversified Funds	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•	•	•

Investing in mutual funds involves many risks, and factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and are summarized in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section describes the nature of these principal risks and some related risks, but does not describe every potential risk of investing in the Funds. All Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The SAI includes more information about the Funds and their investments.

Each Fund that invests in other GMO Funds and other investment companies (as indicated under “Principal investment strategies” in those Funds’ summaries and further described in “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses”) is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect principal risks of a Fund, and, as indicated in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

A Fund, by itself, generally is not a complete investment program but rather is intended to serve as part of a diversified portfolio of investments. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK.  All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk.   Funds with significant equity investments run the risk that the market value of those investments will decline. The market value of an equity investment may decline for reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, increased production costs, regulation, or competitive industry conditions. In addition, market value may decline as a result of general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed-income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The U.S. Equity Funds, International Equity Funds, and some of the Asset Allocation Funds invest a substantial portion of their assets in equities and, as described under Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Temporary Defensive Positions,” generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at higher multiples of current earnings than other securities have market values that often are more sensitive to changes in future earnings expectations than other securities. At times when the market is concerned that these expectations may not be met, the market values of those securities typically fall.

Fixed Income Securities Risk.  Funds that invest a significant portion of their assets in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. These risks include, but are not limited to, loss on their investments, lack of liquidity of their investments, and the impact of fluctuating interest rates. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (also known as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value”), resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market value of those investments to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for longer periods of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down with the level of prevailing interest rates. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform the market for fixed rate securities when interest rates rise but outperform the market when interest rates decline. To the extent the Funds invest in fixed income securities paying no interest, such as zero coupon and principal-only securities, they will be exposed to additional interest rate risk.

The value of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates and increase during periods of declining real interest rates (i.e., nominal interest rate minus inflation). Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the value of inflation indexed bonds may decline more than the value of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance that the value of a Fund’s inflation indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The interest payments on these investments cannot be known with certainty. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of TIPS. The risks associated with inflation indexed bonds are particularly pronounced for Inflation Indexed Plus Bond Fund, which has significant exposure to TIPS and other inflation indexed bonds.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk.  Investments in asset-backed securities are subject to all of the market risks for fixed-income securities described above under “Fixed Income Securities Risk” and other market risks. These risks include, but are not limited to, loss on investments, lack of liquidity and impact of fluctuating interest rates.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market value of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Short-Duration Collateral Fund, which primarily holds asset-backed securities, and for the Fixed Income Funds that have invested substantial portions of their assets in Short-Duration Collateral Fund.

• CREDIT RISK.  This is the risk that the issuer or guarantor of a fixed income security (including an asset-backed security) will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer’s failure to meet its payment obligations or the market’s expectation of a default, which may result from the downgrading of the issuer’s credit rating. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or domestic or foreign government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due.

As noted under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans and credit-card receivables. Asset-backed securities also may be collateralized by the fees earned by service providers or by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations”). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The credit risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, and, if any, the level of credit support and the credit quality of the credit-support provider. See “Market Risk — Asset-Backed Securities” above for more information regarding credit and other risks associated with investments in asset backed securities.

In some cases, the credit risk of some of a Fund’s fixed income securities are reflected in their credit ratings. A Fund that invests in fixed income securities is also subject to varying degrees of risk that the credit ratings of the securities will be downgraded. However, credit ratings reflect only the opinions of the agencies issuing them, may change less quickly than relevant circumstances and are not absolute guarantees of the quality of the rated securities. Credit ratings agencies have been criticized for issuing credit ratings that did not fully reflect the risks of the rated securities or were not promptly downgraded when the risks increased. The Manager may rely on its own independent analysis of the credit quality and risks associated with individual securities considered for a Fund, rather than relying on ratings agencies or third-party research. The Manager’s capabilities in analyzing credit quality and associated risks for securities in which the Funds invest are particularly important, and there can be no assurance that the Manager will be successful in this regard.

The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. A Fund also will be exposed to credit risk on the reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

Credit risk is particularly pronounced for below investment grade securities (i.e., junk bonds), which are defined in this Prospectus under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Fixed Income Securities.” The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Although offering the potential for higher investment returns, below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse economic and competitive industry conditions. In the event of default of sovereign debt, the Funds may lack recourse against the sovereign issuer involved.

• LIQUIDITY RISK.  The effect of liquidity risk is particularly pronounced when low trading volume, lack of a market maker, large size of position, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limit or prevent a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the more less-liquid securities a Fund holds, the more likely it is to honor a redemption request in-kind. All of the Funds are subject to liquidity risk to some extent. Funds with principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, foreign securities (in particular emerging market securities), derivatives (in particular over-the-counter (“OTC”) derivatives), and/or securities subject to restrictions on resale have the greatest liquidity risk. These types of investments can be difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value”), resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of a Fund. Less liquid securities are more susceptible than other securities to market value declines when markets decline generally.

A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing out a short position). Some of the markets, exchanges or securities in which a Fund invests may be less liquid and this would affect the price at which, and the time period in which, the Fund may liquidate positions to meet redemption requests or other funding requirements. Although U.S. Treasury securities have historically been among the most liquid fixed income investments, these securities may become less liquid in the future.

The sovereign debt in which Emerging Country Debt Fund invests typically is less liquid than the sovereign debt in its benchmark. Currency Hedged International Equity Fund, Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, Taiwan Fund, Foreign Small Companies Fund, International Small Companies Fund, and the Asset Allocation Funds all make (or may make) investments in emerging market securities that are not widely traded and are sometimes subject to purchase and sale restrictions and/or in securities of companies with smaller market capitalizations that are not widely held and trade less frequently and in lesser quantities than securities of companies with larger market capitalizations.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK.  Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations, including small- and mid-cap companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• DERIVATIVES RISK.  All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, foreign currency contracts, swap contracts, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes a Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund’s security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty’s obligations are not fully secured by collateral, a Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described elsewhere in this “Description of Principal Risks” section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Funds or their pricing agents may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, the

Fixed Income Funds and Alpha Only Fund are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions, and, as a result, they may be leveraged in relation to their assets (see “Leveraging Risk” below).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

• FOREIGN INVESTMENT RISK.  Funds that invest in foreign (non-U.S.) securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many foreign countries involve securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of foreign securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on those securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. For example, Taiwan Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities and 0.10% of the transaction amount on corporate bonds and mutual fund shares, which must be paid by the Fund upon the sale or transfer of portfolio securities subject to that tax. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in foreign countries exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of issuers to which a Fund is exposed, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments that could adversely affect the market value of the Fund’s investments.

In some foreign markets, custody arrangements for securities provide significantly fewer protections than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s foreign investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many foreign markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, the Fund will be required to obtain exposure to the market through the purchase of American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater foreign investment risk than Funds investing primarily in more developed foreign countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which a Fund is exposed; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK.  Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that currencies in which a Fund’s investments are traded and/or in which a Fund receives income, or currencies in which a Fund has taken an active investment position, will decline in value relative to other currencies, in the case of long positions, or increase in value relative to other currencies, in the case of short positions. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging instrument at the same time the Fund is realizing a loss on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to acquire positions in currencies whose value the Manager expects to correlate with the value of currencies the Fund owns, currencies the Manager wants the Fund to own, or currencies the Fund is exposed to through its investments. Many of the Funds also take overweighted or underweighted currency positions and/or alter the currency exposure of the securities in which they have invested. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their security investments and/or their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on its holdings of a particular currency and also lose money on the derivative. See also “Foreign Investment Risk” above.

Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivatives may be adversely affected by changes in the exchange rates of foreign currencies. In addition, some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to covert these currencies into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market where the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK.  Funds whose investments are focused in particular countries, regions, sectors, or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors or companies. Securities, sectors or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds that invest a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, foreign country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making foreign investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. In addition, a recession, debt crisis, or decline in currency valuation in one country within a region can spread to other countries in that region. Furthermore, a Fund that invests in the debt or equity securities of companies located in a particular geographic region or foreign country is particularly vulnerable to events affecting companies located in that region or country because those companies often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Foreign Investment Risk” above.

• REAL ESTATE RISK.  Because Real Estate Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, and/or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended (the “1940 Act”).

• LEVERAGING RISK.  A Fund’s use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged (i.e., the Fund’s exposure to underlying securities, assets or currencies exceeds its net asset value). Leverage increases a Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction.

A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it avails itself of the right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK.  This is the risk that the counterparty to a repurchase agreement or reverse repurchase agreement or other OTC derivatives contract or a borrower of a Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. Funds that use swap contracts are subject, in particular, to the creditworthiness of the contracts’ counterparties because some types of swap contracts used by the Funds have durations longer than six months (and, in some cases, a number of decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds are also subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Risk” above for more information.

• SHORT SALES RISK.  Some Funds may use short sales in their investment programs in an attempt to increase their returns and/or for hedging purposes. A Fund may seek to hedge investments or realize additional gains through short sales. A Fund may make short sales “against the box,” meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities or currencies identical to those sold short. A Fund incurs transaction costs, including interest, when opening, maintaining and closing short sales against the box. Short sales against the box protect a Fund against the risk of loss in the value of a portfolio security or currency by offsetting a decline in value of the security or currency by a corresponding gain in the short position. The converse, however, is that any increase in the value of the security or currency will be offset by a corresponding loss in the short position.

In implementing their principal investment strategies, Flexible Equities Fund and Alpha Only Fund are permitted to engage in short sales of securities or currencies that they do not own. To do so, these Funds would borrow a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sell it to a third party. This type of short sale would expose the Funds to the risk that they will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Funds. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. Short sales of securities or currencies the Funds do not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Flexible Equities Fund and Alpha Only Fund may be subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section as a result of engaging in short sales of securities or currencies they do not own.

• COMMODITIES RISK.  The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund) may invest in Alternative Asset Opportunity Fund, which is not offered by this Prospectus. For more information regarding Alternative Asset Opportunity Fund, see page 209 of this Prospectus. Alternative Asset Opportunity Fund has exposure to commodity markets. Therefore, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which these derivatives relate. The Asset Allocation Funds (except U.S. Equity Allocation Fund and Alpha Only Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK.  The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. War, terrorism and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section, including market risk, liquidity risk, foreign investment risk, currency risk, credit risk and counterparty risk will likely increase. Market disruptions can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer such products on a more limited basis, or the current global economic crisis may strain the U.S. Treasury’s ability to satisfy its obligations.

• LARGE SHAREHOLDER RISK.  To the extent that shares of a Fund are held by large shareholders (e.g., institutional investors, asset allocation funds or other GMO Funds), the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts and/or on a frequent basis. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. These transactions could adversely affect a Fund if it sells portfolio securities to raise the cash to satisfy shareholder redemption requests or purchase portfolio securities to invest cash. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund. See “Beneficial Owners of 5% or More of the Funds’ Shares” in the SAI for more information. Substantial percentages of many Funds are held by Asset Allocation Funds and/or separate accounts managed by the Manager for its clients. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) the Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds having large shareholders is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK.  Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Manager uses proprietary investment techniques in making investment decisions for the Funds, but that does not assure that the Manager will achieve the desired results and a Fund may incur significant losses. The Manager, for example, may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. As described in the Fund summaries, for some Funds the Manager’s portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. There also can be no assurance that all of the Manager’s personnel will continue to be associated with the Manager for any length of time. The loss of the services of one or more employees of the Manager could have an adverse impact on a Fund’s ability to achieve its investment objective.

The Funds generally do not take temporary defensive positions. Instead they usually are fully invested in the asset classes in which they are permitted to invest (e.g., domestic equities, foreign equities or emerging country debt). A Fund may buy securities not included in its benchmark, hold securities in very different proportions than its benchmark, and/or engage in other strategies that cause a Fund’s performance to differ from (and/or be uncorrelated with or negatively correlated with) that of its benchmark. In those cases, a Fund’s performance will depend on the ability of the Manager to choose securities that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark.

The Funds also are subject to the risk of loss and impairment of operations from operational risk as a result of the Manager’s and other service providers’ provision of investment management, administrative, accounting, tax, legal, shareholder and other services to the Funds. Operational risk can result from inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from purchasing or selling a security that the Manager expects will appreciate or decline in value, as the case may be, thus preventing the Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS.  Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds do not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new investment in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund has already invested. The fees and expenses associated with an investment in these underlying Funds can be less predictable and potentially higher than fees of other funds with similar investment programs.

The Funds also are indirectly exposed to all of the risks applicable to an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds pursuant to an exemptive order obtained from the SEC, the Asset Allocation Funds have more tiers of investments than funds in other groups of investment companies operating only pursuant to statutory and/or regulatory exemptions. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS.  Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Quality Fund

•	U.S. Intrinsic Value Fund

•	U.S. Growth Fund

•	U.S. Small/Mid Cap Growth Fund

•	Real Estate Fund

•	Tax-Managed U.S. Equities Fund

•	Developed World Stock Fund

•	Tax-Managed International Equities Fund

•	Foreign Fund

•	Emerging Markets Fund

•	Emerging Countries Fund

•	Emerging Domestic Opportunities Fund

•	Taiwan Fund

•	Flexible Equities Fund

•	Currency Hedged International Equity Fund

•	U.S. Equity Allocation Fund

•	Alpha Only Fund

•	all of the Fixed Income Funds except U.S. Treasury Fund

In addition, each of Currency Hedged International Equity Fund, the Fixed Income Funds (other than U.S. Treasury Fund), and the Asset Allocation Funds invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Except as otherwise noted in the Fund summaries of this Prospectus under “Principal investment strategies,” each of the Asset Allocation Funds may invest without limitation in other GMO Funds (other than U.S. Equity Allocation Fund) that are not diversified.

FUND BENCHMARKS AND COMPARATIVE INDICES

The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table in the Fund summaries:

Benchmark/Comparative Index	Description
Barclays Capital U.S. Aggregate Index	The Barclays Capital U.S. Aggregate Index is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.

Barclays Capital U.S. Government Index	The Barclays Capital U.S. Government Index is an independently maintained and widely published index comprised of U.S. government bonds.

Barclays Capital U.S. Treasury Inflation Notes Index	The Barclays Capital U.S. Treasury Inflation Notes Index is an independently maintained and widely published index comprised of Inflation-Protection Securities issued by the U.S. Treasury (TIPS).

Citigroup 3-Month Treasury Bill Index	The Citigroup 3-Month Treasury Bill Index is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.

Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.

Global Balanced Benchmark + Index	The Global Balanced Benchmark + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) through 6/30/2002 and (ii) the GMO Global Balanced Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Global Balanced Index	The GMO Global Balanced Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex-U.S. Index (MSCI Standard Index Series), and 35% Barclays Capital U.S. Aggregate Index from 6/30/2002 through 3/31/2007 and (ii) 65% MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) and 35% Barclays Capital U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Strategic Opportunities Allocation Index	The GMO Strategic Opportunities Allocation Index is an internally maintained composite benchmark computed by the Manager, comprised of 75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays Capital U.S. Aggregate Index. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

J.P. Morgan EMBI Global	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global is an independently maintained and widely published index comprised of debt securities of countries, including Brady bonds, sovereign debt, local debt, and Eurodollar debt, all of which are U.S. dollar denominated.

J.P. Morgan EMBI Global +	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global + is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan Emerging Markets Bond Index (EMBI) through 8/31/1995, (ii) the J.P. Morgan EMBI+ through 12/31/1999, and (iii) the J.P. Morgan EMBI Global thereafter.

Benchmark/Comparative Index	Description
J.P. Morgan Global Government Bond Index	The J.P. Morgan Global Government Bond Index is an independently maintained and widely published index comprised of government bonds of developed countries with maturities of one year or more.

J.P. Morgan Non-U.S. Government Bond Index	The J.P. Morgan Non-U.S. Government Bond Index is an independently maintained and widely published index comprised of non-U.S. government bonds with maturities of one year or more.

J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)	The J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) is an independently maintained and widely published index comprised of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.

J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) +	The J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) + is an internally maintained composite benchmark computed by the Manager, comprised of (i) the J.P. Morgan Non-U.S. Government Bond Index (Hedged) through 12/31/2003 and (ii) the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) thereafter.

J.P. Morgan U.S. 3 Month Cash Index	The J.P. Morgan U.S. 3 Month Cash Index is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

MSCI ACWI Index	The MSCI ACWI (All Country World Index) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI ACWI + Index	The MSCI ACWI (All Country World Index) + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the GMO Global Equity Index, a composite benchmark computed by the Manager that consists of the S&P 500 Index (75%) and the MSCI ACWI ex-U.S. Index (MSCI Standard Index Series) (25%) through 5/31/2008 and (ii) the MSCI ACWI Index (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI ACWI ex-U.S. Index	The MSCI ACWI (All Country World Index) ex-U.S. Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international (excluding U.S. and including emerging) large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Index	The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI EAFE Index (Hedged)	The MSCI EAFE (Europe, Australasia, and Far East) Index (Hedged) is an independently maintained and widely published index comprised of international large and mid capitalization stocks currency hedged into U.S. dollars. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Growth Index	The MSCI EAFE (Europe, Australasia, and Far East) Growth Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a growth style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Index (after tax)	The MSCI EAFE (Europe, Australasia, and Far East) Index (after tax) is an internally maintained benchmark computed by the Manager by adjusting the returns of the MSCI EAFE Index (MSCI Standard Index Series) by its tax cost. The Manager estimates the MSCI EAFE Index’s tax cost by applying the maximum historical individual U.S. federal tax rate to the MSCI EAFE Index’s dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Small Cap Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international small capitalization stocks. Depending upon the country, as of May 31, 2011, the market capitalization of the largest company (in a particular country) included in the MSCI EAFE Small Cap Index ranged from approximately $883 million (Portugal) to $6.98 billion (Australia). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Small Cap + Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P Developed ex-U.S. Small Cap Index through 5/30/2008 and (ii) the MSCI EAFE Small Cap Index (MSCI Standard Index Series) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI EAFE Value Index	The MSCI EAFE (Europe, Australasia, and Far East) Value Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI U.S. REIT Index	The MSCI U.S. REIT Index is an independently maintained and widely published index comprised of equity securities issued by REITs. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI Taiwan Index	The MSCI Taiwan Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of equity securities issued by Taiwanese companies. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

MSCI World Index	The MSCI World Index (MSCI Standard Index Series) is an independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Russell 1000 Growth Index	The Russell 1000 Growth Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Russell 1000 Value Index	The Russell 1000 Value Index is an independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Russell 2500 Growth Index	The Russell 2500 Growth Index is an independently maintained and widely published index comprised of the stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Russell 2500 Value Index	The Russell 2500 Value Index is an independently maintained and widely published index comprised of the stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Russell 2500 Value + Index	The Russell 2500 Value + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the Russell 2500 Index through 12/31/1996 and (ii) the Russell 2500 Value Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Benchmark/Comparative Index	Description
Russell 3000 Index	The Russell 3000 Index is an independently maintained and widely published index comprised of the stocks of the 3,000 largest U.S. companies based on total market capitalization. These companies represent approximately 98% of the total market capitalization of the U.S. equity market. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Russell 3000 + Index	The Russell 3000 + Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P 500 Index through 10/15/2007 and (ii) the Russell 3000 Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Russell 3000 ++ Index	The Russell 3000 ++ Index is an internally maintained composite benchmark computed by the Manager, comprised of (i) the S&P 500 Index through 2/28/2003 and (ii) the Russell 3000 Index thereafter. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks.

S&P Developed ex-U.S. Small Cap Index	The S&P Developed ex-U.S. Small Cap Index is an independently maintained and widely published index comprised of the small capitalization stock component of the S&P Broad Market Index (BMI). The BMI includes listed shares of companies from developed and emerging countries with a total available market capitalization (float) of at least the local equivalent of $100 million USD. The S&P Developed ex-U.S. Small Cap Index represents the bottom 15% of available market capitalization (float) of the BMI in each country.

S&P/IFCI Composite Index	The S&P/IFCI Composite Index is an independently maintained and widely published index comprised of emerging markets stocks.

MANAGEMENT OF THE TRUST

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and shareholder services to the funds of GMO Trust (the “Trust”). GMO is a private company, founded in 1977. As of May 31, 2011, GMO managed on a worldwide basis more than $100 billion of assets for the GMO Funds and other investors, such as pension plans, endowments, and foundations.

Subject to the approval of the Trustees, the Manager establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios and the shareholder services it provides to the Funds, the Manager administers the Funds’ business affairs.

Except for Short-Duration Collateral Fund and U.S. Treasury Fund, each class of shares of a Fund offered through this Prospectus pays the Manager directly or indirectly a shareholder service fee for providing client services such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.

For the fiscal year ended February 28, 2011, the Manager received an investment management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund’s average daily net assets set forth in the table below.

% of Average
Fund	Net Assets

U.S. Core Equity Fund	0.28%
Tobacco-Free Core Fund	0.00%
Quality Fund	0.31%
U.S. Intrinsic Value Fund	0.00%
U.S. Growth Fund	0.00%
U.S. Small/Mid Cap Value Fund	0.00%
U.S. Small/Mid Cap Growth Fund	0.00%
Real Estate Fund	0.00%
Tax-Managed U.S. Equities Fund	0.00%
International Core Equity Fund	0.33%
International Intrinsic Value Fund	0.45%
International Growth Equity Fund	0.45%
Developed World Stock Fund	0.34%
International Small Companies Fund	0.48%
Tax-Managed International Equities Fund	0.39%
Foreign Fund	0.54%
Foreign Small Companies Fund	0.56%
Emerging Markets Fund	0.75%
Emerging Countries Fund	0.50%
Taiwan Fund	0.81%
Flexible Equities Fund	0.44%
Currency Hedged International Equity Fund	0.00%
Domestic Bond Fund	0.02%
Core Plus Bond Fund	0.15%
International Bond Fund	0.09%
Strategic Fixed Income Fund	0.22%
Currency Hedged International Bond Fund	0.09%
Global Bond Fund	0.13%
Emerging Country Debt Fund	0.35%
Short-Duration Investment Fund	0.00%
Short-Duration Collateral Fund	0.00%
Short-Duration Collateral Share Fund	0.00%
Inflation Indexed Plus Bond Fund	0.15%
U.S. Treasury Fund	0.00%
Asset Allocation Bond Fund	0.21%
U.S. Equity Allocation Fund	0.00%*
International Equity Allocation Fund	0.00%*
International Opportunities Equity Allocation Fund	0.00%*
Global Equity Allocation Fund	0.00%*
World Opportunities Equity Allocation Fund	0.00%*
Global Balanced Asset Allocation Fund	0.00%*
Strategic Opportunities Allocation Fund	0.00%*
Benchmark-Free Allocation Fund	0.00%*
Alpha Only Fund	0.11%

* These Funds do not charge management fees directly but pay the management fees charged by the underlying Fund(s) in which they invest.

As of the date of this Prospectus, Emerging Domestic Opportunities Fund, Asset Allocation International Bond Fund, International Large/Mid Cap Value Fund and Asset Allocation International Small Companies Fund had not operated for a full fiscal year but were paying (or will pay) the Manager, as compensation for investment management services, an annual fee equal to 0.75%, 0.25%, 0.50% and 0.60%, respectively, of each Fund’s average daily net assets.

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract, except that, in the case of a new Fund, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

Different Investment Divisions of GMO are responsible for day-to-day investment management of different Funds. Each Division’s investment professionals work collaboratively, and no one person is primarily responsible for day-to-day investment management of any specific Fund. The table below identifies the GMO Investment Divisions and the Funds for which they are responsible.

Investment Division	Primary Responsibilities
Quantitative Equity	U.S. Equity Funds and International Core Equity Fund, International Intrinsic Value Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, Developed World Stock Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, Tax-Managed International Equities Fund, and Flexible Equities Fund.

International Active	Foreign Fund, Foreign Small Companies Fund, and Flexible Equities Fund

Emerging Markets	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund

Fixed Income	Fixed Income Funds

Asset Allocation	Asset Allocation Funds and Currency Hedged International Equity Fund; Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund (overall management and strategic direction)

The following table identifies the senior member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds and each senior member’s length of service as a senior member, title, and business experience during the past five years. With respect to the Funds for which they have responsibility, the senior members manage or allocate responsibility for portions of the portfolios to members of the Division, oversee the implementation of trades, review the overall composition of the portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

Funds	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
U.S. Equity Funds
(except Quality Fund) and International Core Equity Fund, International Intrinsic Value Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small Companies Fund, Asset Allocation International Small Companies Fund, Tax-Managed International Equities Fund, and Flexible Equities Fund.	Thomas Hancock (since 1998)	Co-Director, Quantitative Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

	Sam Wilderman (since 2005)	Co-Director, Quantitative Equity Division, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005. Previously, Mr. Wilderman was responsible for portfolio management of and research for GMO’s emerging equity portfolios since 1996.

Quality Fund	Thomas Hancock (since 1998)	See above.

	Sam Wilderman (since 2005)	See above.

	William Joyce (since 1998)	Member, Quantitative Equity Division, GMO. Mr. Joyce is jointly (with Messrs. Wilderman and Hancock) responsible for portfolio management and oversight of Quality Fund. Since the Fund’s inception in 2004, Mr. Joyce has played a lead role in its design, research and management. Previously, Mr. Joyce shared responsibility for research and management of all U.S. quantitative equity strategies since 1998.

Developed World Stock Fund	Thomas Hancock (since 1998)	See above.

	Sam Wilderman (since 2005)	See above.

	Anthony Hene (since 1995)	Member, Quantitative Equity Division, GMO. Mr. Hene is jointly (with Messrs. Wilderman and Hancock) responsible for the portfolio management and oversight of Developed World Stock Fund. Mr. Hene has jointly (with Messrs. Wilderman and Hancock) been responsible for portfolio management and oversight of global equity portfolios since 1995.

Foreign Fund Foreign Small Companies Fund Flexible Equities Fund	Drew Spangler (since 2011)	Director, International Active Division, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Emerging Markets Fund Emerging Countries Fund Emerging Domestic Opportunities Fund Taiwan Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Emerging Domestic Opportunities Fund	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO. Mr. Bhartia has been engaged in portfolio management of GMO’s emerging markets equity portfolios since 1995.

Funds	Senior Member (Length of Service)	Title; Business Experience During Past 5 Years
Fixed Income Funds	Thomas Cooper (since 1993)	Co-Director, Fixed Income Division, GMO. Mr. Cooper has been responsible (jointly with Mr. Nemerever) for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993. Mr. Cooper focuses on instrument selection.

	William Nemerever (since 1993)	Co-Director, Fixed Income Division, GMO. Mr. Nemerever has been responsible (jointly with Mr. Cooper) for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993. Mr. Nemerever focuses on investment strategy.

Asset Allocation Funds and
Currency Hedged International Equity
Fund;
Flexible Equities Fund, Strategic Fixed
Income Fund, Asset Allocation
Bond Fund, and Asset Allocation
International Bond Fund (overall
management and strategic direction)	Ben Inker (since 1996)	Director, Asset Allocation Division, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.

Custodians and Fund Accounting Agents

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the U.S. Equity Funds, Fixed Income Funds, and Asset Allocation Funds (other than Alpha Only Fund). Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Trust’s custodian and fund accounting agent on behalf of the International Equity Funds and Alpha Only Fund.

Transfer Agent

State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Expense Reimbursement

As more fully described in the Funds’ “Annual Fund operating expenses” tables under the caption “Fees and expenses” in the Fund summaries, for each Fund other than Taiwan Fund and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse each Fund (or class for Emerging Markets Fund) for the portion of the Fund’s or class’s total annual operating expenses that exceed a specified percentage of the Fund’s or class’s average daily net assets (the “Expense Reimbursement Amount”) exclusive of “Excluded Fund Fees and Expenses.” As used in this Prospectus, “Excluded Fund Fees and Expenses” means shareholder service fees (except for Emerging Markets Fund), expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense (except for Emerging Countries Fund), transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), and, for Emerging Markets Fund and Emerging Domestic Opportunities Fund, also excluding custodial fees (provided that for Emerging Domestic Opportunities Fund, the manager will reimburse the Fund for any portion of the Fund’s annual custodial fees that exceeds 0.10% of the Fund’s average daily net assets).

For each of Currency Hedged International Equity Fund, Alpha Only Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Short-Duration Investment Fund, Inflation Indexed Plus Bond Fund, Strategic Fixed Income Fund, Short-Duration Collateral Share Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund, in addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund’s Expense Reimbursement Amount.

For each Fund other than Short-Duration Collateral Fund, U.S. Equity Allocation Fund, International Equity Allocation Fund, International Opportunities Equity Allocation Fund, Global Equity Allocation Fund, World Opportunities Equity Allocation Fund, Global Balanced Asset Allocation Fund, Strategic Opportunities Allocation Fund, and Benchmark-Free Allocation Fund, in addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund (or class for Emerging

Markets Fund) for the amount of fees and expenses incurred indirectly by the Fund or class through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund or class of such fees and expenses equal to the Fund’s or class’s Expense Reimbursement Amount.

For each of Taiwan Fund and Emerging Country Debt Fund, the Manager has contractually agreed to reimburse the Fund for an amount equal to the fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding those Funds’ Excluded Fund Fees and Expenses).

The Funds’ contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of the Funds’ Board of Trustees.

In addition to the contractual expense limitations described above, the Manager also has voluntarily agreed to waive Domestic Bond Fund’s management fee by 0.05% and U.S. Treasury Fund’s management fee. During any period for which Domestic Bond Fund’s or U.S. Treasury Fund’s voluntary management fee waiver is in effect (as the case may be), the Manager has voluntarily agreed to reimburse Domestic Bond Fund to the extent Domestic Bond Fund’s total annual operating expenses exceed 0.05% of the Fund’s average daily net assets (excluding Domestic Bond Fund’s Excluded Fund Fees and Expenses described above) and has voluntarily agreed to reimburse U.S. Treasury Fund to the extent U.S. Treasury Fund’s total annual operating expenses exceed 0.00% of the Fund’s average daily net assets (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses described above). The Manager may change or terminate these voluntary waivers and reimbursements at any time. During any period for which a voluntary management fee waiver is in effect for either Domestic Bond Fund or U.S. Treasury Fund (as the case may be), the Fund will incur management fees at an annual rate lower than the rate listed in the Fund’s “Annual Fund operating expenses” table in the Fund’s summary, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower than the amount(s) shown in the table.

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. NAV for the Fixed Income Funds is not determined (and accordingly transactions in shares of the Fixed Income Funds are not processed) on days when the U.S. bond markets are closed.

A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Taiwan Fund will not determine NAV on any days when the NYSE or the Taiwan Stock Exchange (“TSE”) is closed for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will have no ability to redeem their shares in Taiwan Fund.

The value of the Funds’ investments is generally determined as follows:

Exchange-listed securities (other than Exchange-listed options)

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (if the private market is more reliable in determining market value than the exchange)

(Also, see discussion in “Fair Value Pricing” below regarding foreign equity securities.)

Exchange-listed options

•	Exchange-listed options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Unlisted securities (if market quotations are readily available)

•	Most recent quoted price

Note: There can be no assurance that quoted prices will be available. If reliable quotes are not available, the Funds may seek alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Non-emerging market debt obligations (having sixty days or less to final maturity)

•	Amortized cost (unless circumstances dictate otherwise; for example, if the issuer’s creditworthiness has become impaired)

All other fixed income securities (includes bonds, asset-backed securities, loans, structured notes)

•	Most recent quoted price supplied by a single pricing source chosen by the Manager

Shares of other GMO Funds and other open-end registered investment companies

•	Most recent NAV

“Fair Value” Pricing

For all other assets and securities, including derivatives, and in cases where market prices are not readily available or circumstances make an existing methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees.

With respect to the Funds’ use of “fair value” pricing, you should note the following:

►	In some cases, a significant percentage of a Fund’s assets may be “fair valued.” The value of assets that are “fair valued” is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the fair value determined for a particular security may be materially different from the value realized upon its sale.

►	Many foreign equity securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign equity securities in those markets or on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Funds generally value those foreign equity securities (including those foreign equity securities underlying futures and other derivatives) as of the NYSE close using fair value prices, which are based on local closing prices adjusted by a factor supplied by a third party vendor using that vendor’s proprietary models.

►	A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative index more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the benchmark or index may use the local market closing price, whereas the Fund may use an adjusted “fair value” price.

Quoted prices are typically the “bid price” for securities held long and the “ask price” for securities sold short. If the pricing convention for the applicable security does not involve a bid or an ask, the quoted price is the quotation provided by a third party pricing source in accordance with the convention for that security.

The values of foreign securities quoted in foreign currencies, foreign currency balances and foreign forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

The Manager evaluates pricing sources on an ongoing basis and may change a pricing source at any time. The Manager normally does not evaluate the prices supplied by pricing sources on a day-to-day basis. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. In addition, because some Funds hold portfolio securities listed on foreign exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net asset value of those Funds’ shares may change significantly on days when shares cannot be redeemed.

NAME POLICIES

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” (or “related to” in the case of Emerging Domestic Opportunities Fund) to that country or region. For purposes of this Prospectus, an investment is “tied economically” (or “related”) to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, through investments in another Fund, derivatives, or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically (or related) to a particular industry, country, or geographic region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms, but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of some Funds are posted monthly on GMO’s website. In addition, from time to time, position attribution information regarding some Funds may be posted to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

Additional information regarding some Funds’ portfolio holdings as of each month’s end is made available to shareholders of the Trust, qualified potential shareholders as determined by GMO (“potential shareholders”), and their consultants or agents through a secured link on GMO’s website, as set forth below:

Funds	Approximate date of posting to website of preliminary holding information
U.S. Equity Funds, International Equity Funds, Fixed Income Funds, and Alpha Only Fund	5 days after month end

Asset Allocation Funds (except Alpha Only Fund)	2 days after month end

Shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to shareholders of the Trust, potential shareholders, and their consultants or agents through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (http://www.gmo.com/america/strategies), shareholders, potential shareholders, and their consultants and agents (“permitted recipients”) must contact GMO to obtain a password and user name (to the extent they do not already have them) and must generally enter into a confidentiality agreement with GMO and the Trust. GMO may also provide permitted recipients with information regarding underlying GMO Fund and other direct holdings of an Asset Allocation Fund (except Alpha Only Fund), and a confidentiality agreement is not required to view this information. GMO may make portfolio holdings information available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase a Fund’s shares directly from the Trust when the NYSE is open for business (and in the case of a Fixed Income Fund when the U.S. bond markets are open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. These brokers and agents may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for purchasing Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase request until it has received a GMO Trust Application deemed to be in good order by the Trust or its designated agent. In addition, the Trust may not accept a purchase request unless an IRS Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for foreign shareholders) with a correct taxpayer identification number (if required) is on file with GMO and that W-9 or W-8 is deemed to be in good order by the Trust’s withholding agent, State Street Bank and Trust Company. The Trust may require additional tax-related certifications, information or other documentation from you in order to comply with the reporting and withholding tax provisions enacted in March 2010 as part of the Hiring Incentives to Restore Employment Act. For more information on these new rules, see the “Taxes” section in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust are completed properly and maintained, as required, in good order. GMO has the right to make final good order assessments.

Purchase Policies.  You must submit a purchase request in good order to avoid having it rejected by the Trust or its designated agent. In general, a purchase request is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

If payment in full (by check, wire, or, when approved, securities) is not received prior to the earlier of the close of the NYSE or 4:00 p.m. Boston time on the intended purchase date, the request may be rejected or deferred until payment is received unless prior arrangements for later payment have been approved by GMO.

If the purchase request is received in good order by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time), the purchase price for the Fund shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). If that request is received after the close of regular trading on the NYSE, the purchase price for the Fund shares to be purchased is the net asset value per share determined on the next business day that the NYSE is open (plus any applicable purchase premium). In the case of a Fixed Income Fund, purchase requests that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the purchase price for a Fixed Income Fund’s shares to be purchased is the net asset value per share determined on that day (plus any applicable purchase premium). See “Purchase Premiums and Redemption Fees” on page 174 of this Prospectus for a discussion of purchase premiums charged by some Funds, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums (if any) are not charged on reinvestments of distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application. Additional identifying documentation also may be required. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

Minimum investment amounts (by class, if applicable) are set forth in the tables on page 175 of this Prospectus. No minimum additional investment is required to purchase additional shares of a Fund. The Trust may waive initial minimums for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of other GMO Funds after the close of regular trading on the NYSE (the “Cut-off Time”) and receive the current day’s price if the following conditions are met: (i) the Top Fund received a good order purchase request prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form.  Completed purchase order forms can be submitted by mail or by facsimile or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust
c/o Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, Massachusetts 02110
Facsimile: 1-617-439-4192
Attention: Shareholder Services

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase request submitted by mail is “received” by the Trust when it is actually delivered to the Trust or its designated agent. A purchase request delivered by facsimile is “received” by the Trust when it is actually received by the Trust or its designated agent.

Funding Your Investment.  You may purchase shares:

•	with cash (via wire transfer or check)

►	By wire. Instruct your bank to wire the amount of your investment to:

State Street Bank and Trust Company, Boston, Massachusetts
ABA#: 011000028
Attn: Transfer Agent
Credit: GMO Deposit Account 00330902
Further credit: GMO Fund/Account name and number

►	By check. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Transfer Agency/GMO	Attn: Transfer Agency/GMO
Box 5493	200 Clarendon Street
Mail Code JHT1651	Mail Code JHT1651
Boston, MA 02206	Boston, MA 02116

•	in exchange for securities acceptable to GMO

►	securities must be approved by GMO prior to transfer to the Fund

►	securities will be valued as set forth under “Determination of Net Asset Value”

•	by a combination of cash and securities

In the case of International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, Developed World Stock Fund, Currency Hedged International Equity Fund, International Small Companies Fund and Tax-Managed International Equities Fund, a purchase may be made in U.S. dollars or in any other currency deemed acceptable by GMO in its sole discretion. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Frequent Trading Activity.  As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies are generally strategies that involve repeated exchanges and/or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies may be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that is harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of foreign securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various prevention measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. A Fund will not automatically redeem shares that are the subject of a rejected exchange request. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums and/or redemption fees, (2) the nature of a Fund’s investment program, including its typical cash positions and/or whether it invests in foreign securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. The Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on the frequency with which they purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for certain Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to those Funds and their shareholders.

Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor for and/or restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor for and/or restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that GMO considers to be potentially harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and in the case of a Fixed Income Fund on days when the U.S. bond markets are open for business). Redemption requests should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption request should be effected through that broker or agent. The broker or agent may impose transaction fees and/or other restrictions (in addition to those described in this Prospectus) for redeeming Fund shares through it. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com. The Trust may take up to seven days to remit proceeds.

Redemption Policies.  You must submit a redemption request in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption request is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the amount that the client wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the close of regular trading on the NYSE on that date);

•	The name and/or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•	Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

If a redemption request in good order is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time), the redemption price for the Fund shares to be redeemed is the net asset value per share determined on that day (less any applicable redemption fee). In the case of a Fixed Income Fund, redemption requests in good order that are received on days when the U.S. bond markets are closed will not be accepted until the next day on which the U.S. bond markets are open, and the redemption price will be the net asset value per share determined that day (less any applicable redemption fee). If a redemption request is received after the close of regular trading on the NYSE, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day (less any applicable redemption fee) or, in the case of the Fixed Income Funds, the next business day that the U.S. bond markets are open (less any applicable redemption fee), unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. If you or another authorized person on your account have instructed GMO Shareholder Services to defer the redemption to another day, you or another authorized person on your account may revoke your redemption request in writing at any time prior to 4:00 p.m. Boston time or before the close of regular trading on the NYSE (whichever is earlier) on the redemption date. Redemption fees, if any, apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page 174 for a discussion of redemption fees charged by some Funds, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, please contact GMO to confirm that your redemption request was received and is in good order.

Failure to provide the Trust with a properly authorized redemption request or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption request, delay in remittance of redemption proceeds, or a rejection of the redemption request.

In its sole discretion, GMO may determine to have a Fund pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and GMO believes a Fund’s redemption fee (if any) is not fair compensation for transaction costs, the Fund may limit cash redemptions (honoring redemptions with portfolio securities) to protect the interests of all Fund shareholders. Redemptions in-kind may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application.

►	designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

►	if there is ambiguity with wire instructions that cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registration address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

•	In the case of International Core Equity Fund, International Intrinsic Value Fund, International Growth Equity Fund, Developed World Stock Fund, Currency Hedged International Equity Fund, International Small Companies Fund and Tax-Managed International Equities Fund, a redemption may, in GMO’s sole discretion, be paid in whole or in part in a currency other than U.S. dollars in cases where the redeeming shareholder has indicated a willingness or desire to receive the redemption proceeds in that currency. Non-U.S. dollar currencies used to redeem Fund shares will be valued in accordance with the Trust’s valuation procedures.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust will not typically remit redemption proceeds to multiple bank accounts.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”

•	the securities will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio

•	you will likely incur brokerage charges on the sale of the securities

•	redemptions paid in securities are generally treated by shareholders for tax purposes the same as redemptions paid in cash

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	if the NYSE and/or the Federal Reserve Bank are, or in the case of the Fixed Income Funds, the U.S. bond markets are, closed on days other than weekends or holidays

•	during periods when trading on the NYSE is restricted

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

•	during any other period permitted by the SEC for your protection.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time if at that time: (i) the shares of the Fund or a class held by the shareholder have an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) the shares of the Fund or the class held by the shareholder exceed a percentage of the outstanding shares of the Fund or the class determined from time to time by the Trustees. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption request prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Redemption Request.  Redemption requests can be submitted by mail or by facsimile to the Trust at the address/facsimile number set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption requests submitted by mail are “received” by the Trust when actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption request.

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

Each of the Asset Allocation Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Asset Allocation Funds are typically reassessed annually based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which the Asset Allocation Funds invest, provided that, if that weighted average is less than 0.05%, Asset Allocation Funds usually do not charge a purchase premium or redemption fee.

A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in each Fund’s summary for details regarding the purchase premium and/or redemption fee, if any, charged by a Fund.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

The Manager may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, the Manager may waive all or a portion of the purchase premiums and/or redemption fees for the Asset Allocation Funds when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premium and/or redemption fee imposed by the Asset Allocation Fund.

The Manager will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. The Funds may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions the day after those orders are received.

The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by accounts over which the Manager has investment discretion, including the Asset Allocation Funds and other pooled investment vehicles. Consequently, those accounts will tend to benefit more from waivers of the Funds’ purchase premiums and redemption fees than other Fund shareholders.

MULTIPLE CLASSES AND ELIGIBILITY

Most Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is in their shareholder service fee. Differences in the fee reflect the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the client’s assets. Thus, the shareholder service fee generally is lower for classes requiring greater minimum investments.

Eligibility to purchase Fund shares or different classes of Fund shares depends on the client’s meeting either (i) the minimum “Total Fund Investment,” which includes only a client’s total investment in a particular Fund, or (ii) the minimum “Total GMO Investment,” both set forth in the table below. No minimum additional investment is required to purchase additional shares of a Fund.

Minimum Investment Criteria for Class Eligibility

				Shareholder
			Minimum Total GMO	Service Fee
		Minimum Total Fund Investment	Investment[1]	(as a % of average daily net assets)
Funds Offering	Foreign Fund
Class II Shares	International Intrinsic Value Fund	N/A	$10 million	0.22%
	Emerging Markets Fund Emerging Domestic Opportunities Fund

Funds Offering Class III Shares	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A	0.15%

	Foreign Fund International Intrinsic Value Fund International Large/Mid Cap Value Fund	N/A	$35 million	0.15%

	Asset Allocation Funds (except Alpha Only Fund)	N/A	$10 million	0.00%[2]

	Tax-Managed U.S. Equities Fund Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in the Tax-Managed Funds)	0.15%

	All Other Funds	N/A	$10 million	0.15%

Funds Offering Class IV Shares	Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	$125 million	$250 million	0.105%

	U.S. Core Equity Fund Emerging Country Debt Fund Developed World Stock Fund Foreign Small Companies Fund Core Plus Bond Fund Alpha Only Fund	$125 million	$250 million	0.10%

	International Intrinsic Value Fund International Core Equity Fund International Large/Mid Cap Value Fund International Growth Equity Fund Foreign Fund	$125 million	$250 million	0.09%

Funds Offering Class V Shares	U.S. Core Equity Fund Quality Fund International Large/Mid Cap Value Fund Emerging Markets Fund Emerging Domestic Opportunities Fund	$250 million	$500 million	0.085%

Funds Offering Class VI Shares	U.S. Core Equity Fund Quality Fund Emerging Markets Fund Emerging Domestic Opportunities Fund International Core Equity Fund International Large/Mid Cap Value Fund Flexible Equities Fund Domestic Bond Fund Strategic Fixed Income Fund Short-Duration Collateral Share Fund Inflation Indexed Plus Bond Fund Asset Allocation Bond Fund Asset Allocation International Bond Fund	$300 million	$750 million	0.055%

Minimum Investment Criteria and Eligibility for U.S. Treasury Fund

Shareholder
Service Fee
		Minimum Total GMO	(as a % of average
	Minimum Total Fund Investment	Investment	daily net assets)
U.S. Treasury Fund	N/A	$10 million	N/A

1 The eligibility requirements in the table above are subject to exceptions and special rules for plan investors investing through financial intermediaries and for clients with continuous investments in Foreign Fund or International Intrinsic Value Fund since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.
2 These Funds indirectly bear shareholder service fees by virtue of their investments in other GMO Funds.

A client’s Total GMO Investment equals the Manager’s estimate of the market value of all the client’s assets managed by GMO and its affiliates (i) at the time of the client’s initial investment, (ii) at the close of business on the last business day of each calendar quarter, or (iii) at other times as determined by the Manager (including those described below under “Conversions between Classes”) (each, a “Determination Date”); provided, however, that a client’s Total GMO Investment required to purchase Class III shares of each of the Tax-Managed U.S. Equities Fund and Tax-Managed International Equities Fund (collectively, the “Tax-Managed Funds”) also may equal the market value of all of the client’s assets invested in the Tax-Managed Funds in the aggregate on a Determination Date. When purchasing shares of a Fund, investors should consult with the Manager to determine the applicable Determination Date and the share class for which they are eligible.

For shareholders of Foreign Fund or International Intrinsic Value Fund since May 31, 1996: Any client that has been a continuous shareholder of Foreign Fund or International Intrinsic Value Fund since May 31, 1996 (prior to the issuance of multiple classes of shares) is eligible indefinitely to remain invested in Class III shares of that Fund.

Upon request GMO may permit a client to undertake in writing to meet the applicable Total Fund Investment or Total GMO Investment minimums over a specified period (a “Commitment Letter”).

You should note:

•	No minimum additional investment is required to purchase additional shares of a Fund or any class of shares of a Fund.

•	GMO makes all determinations as to the aggregation of client accounts for purposes of determining eligibility. See the SAI for a discussion of factors GMO considers relevant when making those determinations.

•	Eligibility requirements for a Fund or each class of shares of a Fund, as the case may be, are subject to change.

•	The Trust may waive eligibility requirements for certain persons, accounts, or special situations. As of the date of this Prospectus, these waivers include the waiver of eligibility requirements for (i) GMO Funds and other accounts over which GMO has investment discretion that invest in other GMO Funds, (ii) GMO partners, employees and their family members, and (iii) the Trustees of the Trust, each of which may invest in the least expensive class of those GMO Funds offered at the time of investment without regard to the amount invested.

•	Investments through an intermediary generally are invested in Class III Shares.

Conversions between Classes

As described in “Additional Summary Information About the Funds,” in determining whether a client is eligible to purchase Fund shares, GMO considers each client’s Total Fund Investment and Total GMO Investment on each Determination Date. Based on this determination, and subject to the following, each client’s shares of a Fund eligible for conversion will be converted to the class of shares of that Fund with the lowest shareholder service fee for which the client satisfies all minimum investment requirements (or, to the extent the client already holds shares of that class, the client will remain in that class). Except as noted below, with respect to any Fund:

•	To the extent a client satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the client on the Determination Date (generally at the close of business on the last business day of each calendar quarter), the client’s shares eligible for conversion generally will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by the Manager.

•	If a client no longer satisfies all minimum investment requirements for the class of shares of a Fund held by the client on the last Determination Date of a calendar year (generally at the close of business on the last business day of the calendar year), the Fund generally will convert the client’s shares to the class it is then offering bearing the lowest shareholder service fee for which the client satisfies all minimum investment requirements (and which class will typically bear a higher shareholder service fee than the class then held by the client). If a client no longer satisfies all minimum investment requirements for any class of a Fund as of the last Determination Date of a calendar year, the Fund will convert the client’s shares to the class of that Fund then being offered bearing the highest shareholder service fee. Notwithstanding the foregoing, a client’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice, and if the client makes an additional investment and/or the value of the client’s shares otherwise increases prior to the end of the notice period so as to satisfy all minimum investment requirements for the client’s current class of shares, the client will remain in the class of shares then held by the client. Solely for the purpose of determining whether a client has satisfied the minimum investment requirements for a client’s current class of shares, the value of the client’s shares is considered to be the greater of (i) the value of the client’s shares on the relevant Determination Date or (ii) the value of the client’s shares on the date that GMO reassesses the value of the client’s account for the purpose of sending notice of a proposed conversion. If the client is not able to make an additional investment in a Fund solely because the Fund is closed to new investment or is capacity constrained, the class of shares then held by the client will not be converted unless the Manager approves reopening the Fund to permit the client to make an additional investment. The conversion of a client’s shares to a class of shares bearing a higher shareholder service fee generally will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments and/or redemptions, on any other date the Manager determines.

A Fund may at any time without notice convert a client’s shares to the class it is then offering bearing the lowest shareholder service fee for which the client satisfied all minimum investment requirements (or, if the Fund has no such class, the class of that Fund bearing the highest shareholder service fee) if the client no longer satisfies all minimum investment requirements for the class of shares held by the client and: (i) the Manager believes the client has engaged in an abusive pattern of investments and/or redemptions (e.g., a large investment just before a Determination Date and a redemption right after the Determination Date), (ii) the client fails to meet the applicable Total Fund Investment or Total GMO Investment minimums by the time specified in the client’s Commitment Letter, or (iii) the total expense ratio borne by the client immediately following the conversion is equal to or less than the total expense ratio borne by the client immediately prior to such conversion (after giving effect to any applicable fee and expense waivers or reimbursements).

The Funds have been advised by counsel that, for tax purposes, the conversion of a client’s investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the shares that are converted. The client’s tax basis in the new class of shares immediately after the conversion should equal the client’s basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

DISTRIBUTIONS AND TAXES

The policy of each U.S. Equity Fund (except for Real Estate Fund) and Short-Duration Investment Fund is to declare and pay distributions of its net investment income, if any, quarterly. The policy of U.S. Treasury Fund is to declare net investment income distributions daily, to the extent income is available, and U.S. Treasury Fund generally will pay distributions on the first business day following the end of each month in which distributions were declared. The policy of each other Fund is to declare and pay distributions of its net investment income, if any, semi-annually, although some Fixed Income Funds are permitted to, and will from time to time, declare and pay distributions of net investment income, if any, more frequently. Each Fund also intends to distribute net realized capital gains, whether from the sale of securities held by the Fund for not more than one year (net short-term capital gains) or from the sale of securities held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. From time to time, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders. In particular, a significant portion of distributions by SDCF and Domestic Bond Fund could constitute, for U.S. federal income tax purposes, a return of capital to their shareholders. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

Typically, all dividends and/or distributions are reinvested in additional shares of the relevant Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.

For U.S. Treasury Fund, shareholders will begin accruing dividends in the Fund on the day that the Fund receives a purchase request for the Fund’s shares that is deemed to be in good order, provided that the Fund receives the purchase request before 4:00 pm Boston time. In addition, a shareholder will continue to accrue dividends on its shares until (and including) the date on which U.S. Treasury Fund receives a redemption request that is deemed to be in good order, provided that the Fund receives the redemption request before 4:00 pm Boston time. If U.S. Treasury Fund receives a redemption request that is deemed to be in good order after 4:00 pm Boston time, a shareholder will continue to accrue dividends until (and including) the next business day that the NYSE and the U.S. bond markets are open following the receipt of the request.

It is important for you to note:

•	Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.

•	For U.S. federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments that generated them, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income.

•	A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. In particular, so long as SDCF’s current practice of declaring and paying distributions when it has acquired a meaningful cash position continues, SDCF expects to make these return of capital distributions to its shareholders. If other Fixed Income Funds investing in SDCF receive these distributions from SDCF and, in turn, distribute those amounts to their shareholders, those Funds’ distributions similarly could constitute a return of capital to their shareholders. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•	A Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. If a Fund incurs net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•	For taxable years beginning before January 1, 2013, distributions of net investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. The Fixed Income Funds do not expect a significant portion of their distributions to be derived from qualified dividend income. Long-term capital gain rates applicable to most individuals have been reduced to 15% (with a 0% rate applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning before January 1, 2013. The “qualified dividend income” provision and the reduction of long-term capital gain rates for individuals will expire for taxable years beginning on or after January 1, 2013 unless Congress enacts legislation providing otherwise.

•	Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•	Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short-term or long-term capital gain, depending on how long the Fund shares were held by the shareholder.

•	A Fund’s investment in foreign securities may be subject to foreign withholding or other taxes on dividends, interest, or capital gains. A Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities. Those withholding and other taxes will reduce the Fund’s yield on foreign securities. The foreign withholding and other tax rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher if the Fund has a significant number of non-U.S. shareholders than if it has fewer non-U.S. shareholders. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for foreign taxes paid by a Fund or an underlying GMO Fund or other investment company in which a Fund invests. In addition, a Fund’s investment in certain foreign securities, foreign currencies or foreign currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•	Under the Funds’ securities lending arrangements, when a dividend is paid to a Fund security out on loan, the borrower is required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of foreign securities may be subject to levels of taxation that are lower than the rates applicable to that Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, certain swap and securities lending transactions designed to enable non-U.S. persons to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends, have received the attention of U.S. lawmakers. In response, Congress enacted legislation in March 2010 to limit these practices. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to foreign securities or that foreign taxing authorities will not otherwise challenge beneficial tax results arising from swap or securities lending arrangements.

•	Certain of a Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as a Fund’s investments in certain types of securities, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, and, potentially, so-called “indexed securities” (such as inflation indexed bonds), will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at a time when it is not advantageous to do so. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments.

•	To the extent a Fund invests in other GMO Funds or other investment companies treated as partnerships or RICs for U.S. federal income tax purposes, including ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount from what the Fund’s distributions would have been had the Fund invested directly in the portfolio securities and other assets held by the underlying investment companies. See “Taxes” in the SAI for more information.

This section provides a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local, or other applicable taxes (including the federal alternative minimum tax). Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury Obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund, to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax advisors regarding the applicability of any such exemption to your situation.

See “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in a Fund for non-U.S. shareholders.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

The financial highlight tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Trust’s Annual Reports, which are incorporated by reference in the SAI and available upon request. Information is presented for each Fund, and class of Fund shares, that had investment operations during the reporting periods and is currently being offered through this Prospectus.

U.S. EQUITY FUNDS

U.S. CORE EQUITY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$10.57		$7.65		$12.05		$14.77		$14.50	$10.55		$7.63		$12.02		$14.75		$14.48

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.17		0.18		0.22		0.22	0.18		0.17		0.19		0.22		0.22
Net realized and unrealized gain (loss)	1.43		2.93		(4.40)		(1.10)		0.64	1.43		2.93		(4.39)		(1.10)		0.65

Total from investment operations	1.61		3.10		(4.22)		(0.88)		0.86	1.61		3.10		(4.20)		(0.88)		0.87

Less distributions to shareholders:
From net investment income	(0.18)		(0.18)		(0.18)		(0.25)		(0.22)	(0.18)		(0.18)		(0.19)		(0.26)		(0.23)
From net realized gains	—		—		—		(1.59)		(0.37)	—		—		—		(1.59)		(0.37)

Total distributions	(0.18)		(0.18)		(0.18)		(1.84)		(0.59)	(0.18)		(0.18)		(0.19)		(1.85)		(0.60)

Net asset value, end of period	$12.00		$10.57		$7.65		$12.05		$14.77	$11.98		$10.55		$7.63		$12.02		$14.75

Total Return(a)	15.42%		40.85%		(35.39)%		(7.33)%		5.97%	15.47%		41.04%		(35.36)%		(7.36)%		6.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$393,523		$519,309		$509,120		$1,131,800		$1,789,872	$163,627		$415,267		$286,333		$478,084		$602,048
Net expenses to average daily net assets	0.46	%(b)(c)	0.46	%(b)	0.46	%(b)	0.46	%(b)	0.46%	0.41	%(b)(c)	0.41	%(b)	0.41	%(b)	0.41	%(b)	0.41%
Net investment income (loss) to average daily net assets	1.68%		1.73%		1.70%		1.55%		1.51%	1.68%		1.76%		1.78%		1.57%		1.55%
Portfolio turnover rate	96%		52%		62%		71%		78%	96%		52%		62%		71%		78%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%		0.03%		0.02%		0.02%		0.02%	0.03%		0.03%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

U.S. CORE EQUITY FUND (CONT’D)

Class VI Shares
Year Ended February 28/29,
2011		2010		2009		2008		2007

$10.54		$7.63		$12.02		$14.75		$14.47

0.20		0.17		0.19		0.23		0.23
1.42		2.93		(4.38)		(1.11)		0.65

1.62		3.10		(4.19)		(0.88)		0.88

(0.19)		(0.19)		(0.20)		(0.26)		(0.23)
—		—		—		(1.59)		(0.37)

(0.19)		(0.19)		(0.20)		(1.85)		(0.60)

$11.97		$10.54		$7.63		$12.02		$14.75

15.59%		40.96%		(35.33)%		(7.32)%		6.17%

$1,129,978		$1,069,030		$858,170		$2,031,659		$3,671,926
0.37	%(b)(c)	0.37	%(b)	0.37	%(b)	0.37	%(b)	0.37%

1.80%		1.80%		1.78%		1.63%		1.61%
96%		52%		62%		71%		78%
0.03%		0.03%		0.02%		0.02%		0.02%

TOBACCO-FREE CORE FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$9.22		$6.54		$10.03		$12.88		$12.45

Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.13		0.15		0.19		0.18
Net realized and unrealized gain (loss)	1.32		2.70		(3.50)		(0.96	)(b)	0.54

Total from investment operations	1.47		2.83		(3.35)		(0.77)		0.72

Less distributions to shareholders:
From net investment income	(0.14)		(0.15)		(0.14)		(0.22)		(0.23)
From net realized gains	—		—		—		(1.86)		(0.06)

Total distributions	(0.14)		(0.15)		(0.14)		(2.08)		(0.29)

Net asset value, end of period	$10.55		$9.22		$6.54		$10.03		$12.88

Total Return(a)	16.17%		43.63%		(33.76)%		(7.30)%		5.87%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,103		$21,624		$16,849		$45,197		$188,133
Net expenses to average daily net assets	0.48	%(c)	0.48	%(d)	0.48	%(d)	0.48	%(d)	0.48%
Net investment income (loss) to average daily net assets	1.62%		1.63%		1.67%		1.52%		1.46%
Portfolio turnover rate	87%		60%		65%		74%		73%
Fees and expenses reimbursed by the Manager to average daily net assets	0.53%		0.39%		0.39%		0.08%		0.06%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.

†	Calculated using average shares outstanding throughout the period.

QUALITY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$18.99		$14.17		$20.56		$21.78		$20.81	$19.01		$14.19		$20.57		$21.80		$20.82

Income (loss) from investment operations:
Net investment income (loss)†	0.36		0.33		0.37		0.39		0.35	0.38		0.34		0.39		0.40		0.37
Net realized and unrealized gain (loss)	1.82		4.83		(6.30)		(0.70)		1.12	1.81		4.83		(6.30)		(0.71)		1.11

Total from investment operations	2.18		5.16		(5.93)		(0.31)		1.47	2.19		5.17		(5.91)		(0.31)		1.48

Less distributions to shareholders:
From net investment income	(0.36)		(0.34)		(0.34)		(0.36)		(0.34)	(0.37)		(0.35)		(0.35)		(0.37)		(0.34)
From net realized gains	—		—		(0.12)		(0.55)		(0.16)	—		—		(0.12)		(0.55)		(0.16)

Total distributions	(0.36)		(0.34)		(0.46)		(0.91)		(0.50)	(0.37)		(0.35)		(0.47)		(0.92)		(0.50)

Net asset value, end of period	$20.81		$18.99		$14.17		$20.56		$21.78	$20.83		$19.01		$14.19		$20.57		$21.80

Total Return(a)	11.67%		36.73%		(29.37)%		(1.76)%		7.18%	11.71%		36.73%		(29.27)%		(1.77)%		7.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,288,776		$4,119,119		$1,952,579		$2,003,758		$1,575,300	$1,662,542		$1,132,006		$787,276		$432,046		$800,458
Net expenses to average daily net assets	0.48	%(b)(c)	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48%	0.44	%(b)(c)	0.44	%(b)	0.44	%(b)	0.44	%(b)	0.44%
Net investment income (loss) to average daily net assets	1.88%		1.88%		2.03%		1.74%		1.64%	1.95%		1.97%		2.11%		1.78%		1.79%
Portfolio turnover rate	32%		28%		36%		46%		50%	32%		28%		36%		46%		50%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.02%		0.02%		0.02%	0.02%		0.02%		0.02%		0.02%		0.02%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

Effective June 1, 2009, “GMO U.S. Quality Equity Fund” was renamed “GMO Quality Fund.”

QUALITY FUND (CONT’D)

Class V Shares										Class VI Shares
								Period from										Period from
								December 8, 2006										December 8, 2006
								(commencement of										(commencement of
Year Ended February 28/29,								operations) through		Year Ended February 28/29,								operations) through
2011		2010		2009		2008		February 28, 2007		2011		2010		2009		2008		February 28, 2007

$19.00		$14.17		$20.56		$21.79		$21.91		$19.00		$14.18		$20.57		$21.79		$21.91

0.38		0.34		0.39		0.41		0.07		0.38		0.35		0.40		0.41		0.07
1.81		4.84		(6.30)		(0.72)		0.04		1.81		4.82		(6.31)		(0.70)		0.04

2.19		5.18		(5.91)		(0.31)		0.11		2.19		5.17		(5.91)		(0.29)		0.11

(0.37)		(0.35)		(0.36)		(0.37)		(0.09)		(0.37)		(0.35)		(0.36)		(0.38)		(0.09)
—		—		(0.12)		(0.55)		(0.14)		—		—		(0.12)		(0.55)		(0.14)

(0.37)		(0.35)		(0.48)		(0.92)		(0.23)		(0.37)		(0.35)		(0.48)		(0.93)		(0.23)

$20.82		$19.00		$14.17		$20.56		$21.79		$20.82		$19.00		$14.18		$20.57		$21.79

11.73%		36.87%		(29.31)%		(1.75)%		0.49	%**	11.77%		36.81%		(29.28)%		(1.67)%		0.49	%**

$371,927		$551,272		$637,834		$663,616		$259,430		$8,913,391		$9,156,696		$5,273,791		$5,237,363		$2,588,116
0.42	%(b)(c)	0.42	%(b)	0.42	%(b)	0.42	%(b)	0.42	%*	0.39	%(b)(c)	0.39	%(b)	0.39	%(b)	0.39	%(b)	0.39	%*

1.96%		1.98%		2.11%		1.83%		1.40	%*	1.99%		2.00%		2.16%		1.84%		1.43	%*
32%		28%		36%		46%		50	%††	32%		28%		36%		46%		50	%††

0.02%		0.02%		0.02%		0.02%		0.02	%*	0.02%		0.02%		0.02%		0.02%		0.02	%*

U.S. INTRINSIC VALUE FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009		2008	2007

Net asset value, beginning of period	$6.53		$4.55	$7.86		$9.68	$10.78

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.10	0.14		0.18	0.21
Net realized and unrealized gain (loss)	1.30		1.98	(3.31)		(1.23)	0.80

Total from investment operations	1.41		2.08	(3.17)		(1.05)	1.01

Less distributions to shareholders:
From net investment income	(0.11)		(0.10)	(0.14)		(0.18)	(0.23)
From net realized gains	—		—	—		(0.59)	(1.88)

Total distributions	(0.11)		(0.10)	(0.14)		(0.77)	(2.11)

Net asset value, end of period	$7.83		$6.53	$4.55		$7.86	$9.68

Total Return(a)	21.81	%(b)	45.95%	(40.83)%		(11.88)%	9.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,574		$7,020	$4,838		$29,358	$35,726
Net expenses to average daily net assets	0.46	%(d)	0.46%	0.46	%(c)	0.46%	0.46%
Net investment income (loss) to average daily net assets	1.59%		1.70%	1.94%		1.93%	1.91%
Portfolio turnover rate	53%		54%	57%		75%	72%
Fees and expenses reimbursed by the Manager to average daily net assets	1.30%		1.22%	0.43%		0.23%	0.13%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 1.35%.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

U.S. GROWTH FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009		2008		2007

Net asset value, beginning of period	$14.61		$10.47	$15.82		$17.24		$18.17

Income (loss) from investment operations:
Net investment income (loss)†	0.16		0.21	0.18		0.17		0.15
Net realized and unrealized gain (loss)	3.00		4.15	(5.32)		(1.06)		0.07

Total from investment operations	3.16		4.36	(5.14)		(0.89)		0.22

Less distributions to shareholders:
From net investment income	(0.18)		(0.22)	(0.21)		(0.17)		(0.15)
From net realized gains	—		—	—		(0.36)		(1.00)

Total distributions	(0.18)		(0.22)	(0.21)		(0.53)		(1.15)

Net asset value, end of period	$17.59		$14.61	$10.47		$15.82		$17.24

Total Return(a)	21.76	%(b)	41.94%	(32.84)%		(5.49)%		1.24%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,908		$40,521	$34,758		$129,666		$224,554
Net expenses to average daily net assets	0.46	%(c)(d)	0.46%	0.46	%(d)	0.46	%(d)	0.46%
Net investment income (loss) to average daily net assets	1.09%		1.60%	1.19%		0.94%		0.85%
Portfolio turnover rate	61%		118%	70%		97%		111%
Fees and expenses reimbursed by the Manager to average daily net assets	1.40%		0.33%	0.19%		0.07%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Litigation proceeds received during the fiscal year had a positive impact on total return adding 3.84%.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

U.S. SMALL/MID CAP VALUE FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009	2008	2007

Net asset value, beginning of period	$6.53		$4.44	$7.36	$10.01	$10.52

Income (loss) from investment operations:
Net investment income (loss)†	0.07		0.07	0.10	0.13	0.15
Net realized and unrealized gain (loss)	1.71		2.10	(2.92)	(1.87)	0.68

Total from investment operations	1.78		2.17	(2.82)	(1.74)	0.83

Less distributions to shareholders:
From net investment income	(0.07)		(0.08)	(0.10)	(0.13)	(0.20)
From net realized gains	—		—	—	(0.78)	(1.14)

Total distributions	(0.07)		(0.08)	(0.10)	(0.91)	(1.34)

Net asset value, end of period	$8.24		$6.53	$4.44	$7.36	$10.01

Total Return(a)	27.43%		49.15%	(38.76)%	(18.73)%	8.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,060		$11,244	$13,119	$35,230	$58,452
Net expenses to average daily net assets	0.46	%(b)	0.46%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	1.02%		1.27%	1.46%	1.44%	1.46%
Portfolio turnover rate	106%		175%	73%	63%	79%
Fees and expenses reimbursed by the Manager to average daily net assets	0.81%		0.65%	0.43%	0.19%	0.22%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00	(c)	$0.02	$0.02	$0.01	$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(c)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

U.S. SMALL/MID CAP GROWTH FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009	2008	2007

Net asset value, beginning of period	$11.17		$7.54	$13.59	$18.93	$19.67

Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.03	0.04	0.06	0.07
Net realized and unrealized gain (loss)	4.71		3.63	(6.05)	(1.79)	0.79

Total from investment operations	4.74		3.66	(6.01)	(1.73)	0.86

Less distributions to shareholders:
From net investment income	(0.04)		(0.03)	(0.04)	(0.06)	(0.09)
From net realized gains	—		—	—	(3.49)	(1.51)
Return of capital	—		—	—	(0.06)	—

Total distributions	(0.04)		(0.03)	(0.04)	(3.61)	(1.60)

Net asset value, end of period	$15.87		$11.17	$7.54	$13.59	$18.93

Total Return(a)	42.57%		48.53%	(44.27)%	(11.74)%	4.86%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,234		$9,855	$3,882	$8,198	$25,314
Net expenses to average daily net assets	0.46	%(b)	0.46%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	0.26%		0.28%	0.35%	0.30%	0.38%
Portfolio turnover rate	136%		140%	127%	118%	109%
Fees and expenses reimbursed by the Manager to average daily net assets	1.39%		1.94%	1.74%	0.48%	0.60%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.06	$0.01	$0.07	$0.03

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effects of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

REAL ESTATE FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008	2007

Net asset value, beginning of period	$6.16		$3.34		$7.85		$12.87	$12.27

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.21		0.31		0.40	0.38
Net realized and unrealized gain (loss)	2.11		2.76		(4.40)		(3.29)	2.72

Total from investment operations	2.29		2.97		(4.09)		(2.89)	3.10

Less distributions to shareholders:
From net investment income	(0.22)		(0.15)		(0.29)		(0.14)	(0.31)
From net realized gains	—		—		(0.13)		(1.99)	(2.19)

Total distributions	(0.22)		(0.15)		(0.42)		(2.13)	(2.50)

Net asset value, end of period	$8.23		$6.16		$3.34		$7.85	$12.87

Total Return(a)	38.19%		89.86%		(54.45)%		(24.04)%	29.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,736		$14,112		$8,299		$19,465	$37,650
Net expenses to average daily net assets	0.48	%(b)	0.48	%(c)	0.48	%(c)	0.48%	0.48%
Net investment income (loss) to average daily net assets	2.50%		4.18%		4.44%		3.78%	3.24%
Portfolio turnover rate	25%		34%		29%		49%	43%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.58%		0.55%		0.41%		0.22%	0.28%

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(b)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(c)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

TAX-MANAGED U.S. EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$10.49		$7.74		$12.21		$13.48		$12.83

Income (loss) from investment operations:
Net investment income (loss)†	0.18		0.18		0.18		0.21		0.19
Net realized and unrealized gain (loss)	1.39		2.75		(4.45)		(1.08)		0.64

Total from investment operations	1.57		2.93		(4.27)		(0.87)		0.83

Less distributions to shareholders:
From net investment income	(0.18)		(0.18)		(0.20)		(0.22)		(0.18)
From net realized gains	—		—		—		(0.18)		—

Total distributions	(0.18)		(0.18)		(0.20)		(0.40)		(0.18)

Net asset value, end of period	$11.88		$10.49		$7.74		$12.21		$13.48

Total Return(a)	15.18%		38.22%		(35.43)%		(6.78)%		6.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,329		$15,886		$10,199		$88,686		$116,725
Net expenses to average daily net assets	0.48	%(b)(c)	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48%
Net investment income (loss) to average daily net assets	1.71%		1.86%		1.55%		1.55%		1.46%
Portfolio turnover rate	70%		61%		66%		62%		67%
Fees and expenses reimbursed by the Manager to average daily net assets	0.56%		0.84%		0.17%		0.12%		0.11%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUNDS

INTERNATIONAL CORE EQUITY FUND

	Class III Shares									Class IV Shares									Class VI Shares
																											Period from
																											March 28, 2006
																											(commencement of
																											operations)
	Year Ended February 28/29,									Year Ended February 28/29,									Year Ended February 28/29,								through
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007	2011		2010		2009		2008		February 28, 2007

Net asset value, beginning of period	$25.63		$18.15		$37.25		$39.38		$35.23	$25.62		$18.14		$37.23		$39.36		$35.21	$25.60		$18.13		$37.22		$39.35		$36.09

Income (loss) from investment operations:
Net investment income (loss)†	0.62		0.55		0.92		1.01		0.86	0.61		0.64		0.94		1.04		0.85	0.61		0.52		0.92		0.98		0.74
Net realized and unrealized gain (loss)	5.11		7.79		(18.54)		(0.51)		6.06	5.13		7.71		(18.53)		(0.52)		6.09	5.13		7.83		(18.50)		(0.45)		5.33

Total from investment operations	5.73		8.34		(17.62)		0.50		6.92	5.74		8.35		(17.59)		0.52		6.94	5.74		8.35		(17.58)		0.53		6.07

Less distributions to shareholders:
From net investment income	(0.59)		(0.86)		(1.19)		(0.68)		(0.77)	(0.61)		(0.87)		(1.21)		(0.70)		(0.79)	(0.62)		(0.88)		(1.22)		(0.71)		(0.81)
From net realized gains	—		—		(0.29)		(1.95)		(2.00)	—		—		(0.29)		(1.95)		(2.00)	—		—		(0.29)		(1.95)		(2.00)

Total distributions	(0.59)		(0.86)		(1.48)		(2.63)		(2.77)	(0.61)		(0.87)		(1.50)		(2.65)		(2.79)	(0.62)		(0.88)		(1.51)		(2.66)		(2.81)

Net asset value, end of period	$30.77		$25.63		$18.15		$37.25		$39.38	$30.75		$25.62		$18.14		$37.23		$39.36	$30.72		$25.60		$18.13		$37.22		$39.35

Total Return(a)	22.61%		45.97%		(48.61)%		0.69%		20.04%	22.68%		46.04%		(48.56)%		0.75%		20.14%	22.69%		46.11%		(48.56)%		0.78%		17.24%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$857,774		$1,017,207		$855,690		$917,685		$877,816	$1,235,303		$797,730		$1,166,165		$947,063		$711,712	$3,507,677		$2,288,572		$1,098,838		$3,567,360		$1,377,829
Net expenses to average daily net assets	0.53	%(b)(c)	0.53	%(b)	0.53	%(d)	0.53	%(d)	0.53%	0.47	%(b)(c)	0.47	%(b)	0.47	%(d)	0.47	%(d)	0.47%	0.44	%(b)(c)	0.44	%(b)	0.44	%(d)	0.44	%(d)	0.44%*
Net investment income (loss) to average daily net assets	2.28%		2.22%		3.08%		2.44%		2.29%	2.24%		2.65%		3.18%		2.51%		2.27%	2.25%		2.08%		3.07%		2.36%		2.11%*
Portfolio turnover rate	40%		48%		41%		43%		47%	40%		48%		41%		43%		47%	40%		48%		41%		43%		47%††
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%		0.05%		0.05%		0.05%		0.05%	0.05%		0.05%		0.05%		0.05%		0.05%	0.05%		0.05%		0.05%		0.05%		0.05%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

INTERNATIONAL INTRINSIC VALUE FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$19.35		$13.86		$29.69		$34.99		$32.35	$19.56		$14.00		$29.97		$35.28		$32.59

Income (loss) from investment operations:
Net investment income (loss)†	0.48		0.41		0.79		0.93		0.79	0.47		0.42		0.79		0.94		0.81
Net realized and unrealized gain (loss)	3.51		5.68		(14.01)		(0.86)		5.60	3.58		5.76		(14.13)		(0.86)		5.66

Total from investment operations	3.99		6.09		(13.22)		0.07		6.39	4.05		6.18		(13.34)		0.08		6.47

Less distributions to shareholders:
From net investment income	(0.27)		(0.60)		(0.99)		(0.83)		(0.54)	(0.30)		(0.62)		(1.01)		(0.85)		(0.57)
From net realized gains	—		—		(1.62)		(4.54)		(3.21)	—		—		(1.62)		(4.54)		(3.21)

Total distributions	(0.27)		(0.60)		(2.61)		(5.37)		(3.75)	(0.30)		(0.62)		(2.63)		(5.39)		(3.78)

Net asset value, end of period	$23.07		$19.35		$13.86		$29.69		$34.99	$23.31		$19.56		$14.00		$29.97		$35.28

Total Return(a)	20.79%		44.05%		(48.04)%		(1.11)%		20.46%	20.88%		44.21%		(48.01)%		(1.06)%		20.54%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,090		$394,009		$394,070		$510,006		$564,440	$2,257,078		$1,925,104		$1,487,839		$2,615,878		$2,703,050
Net expenses to average daily net assets	0.72	%(b)(c)	0.72	%(b)	0.74	%(d)	0.76	%(d)	0.76%	0.65	%(b)(c)	0.65	%(b)	0.67	%(d)	0.69	%(d)	0.69%
Net investment income (loss) to average daily net assets	2.36%		2.21%		3.41%		2.59%		2.32%	2.30%		2.19%		3.38%		2.61%		2.36%
Portfolio turnover rate	40%		40%		53%		47%		36%	40%		40%		53%		47%		36%
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%		0.05%		0.05%		0.05%		0.04%	0.05%		0.05%		0.05%		0.05%		0.04%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL GROWTH EQUITY FUND

	Class III Shares									Class IV Shares
																		Period from
																		July 12, 2006
																		(commencement of
	Year Ended February 28/29,									Year Ended February 28/29,								operations) through
	2011		2010		2009		2008		2007	2011		2010		2009		2008		February 28, 2007

Net asset value, beginning of period	$19.68		$14.46		$27.68		$31.37		$29.90	$19.69		$14.46		$27.70		$31.38		$29.92

Income (loss) from investment operations:
Net investment income (loss)†	0.37		0.37		0.54		0.69		0.77	0.38		0.35		0.55		0.73		0.20
Net realized and unrealized gain (loss)	4.03		5.52		(11.93)		1.28		4.80	4.05		5.56		(11.95)		1.26		4.48

Total from investment operations	4.40		5.89		(11.39)		1.97		5.57	4.43		5.91		(11.40)		1.99		4.68

Less distributions to shareholders:
From net investment income	(0.22)		(0.67)		(0.88)		(0.40)		(0.49)	(0.24)		(0.68)		(0.89)		(0.41)		(0.50)
From net realized gains	—		—		(0.95)		(5.26)		(3.61)	—		—		(0.95)		(5.26)		(2.72)

Total distributions	(0.22)		(0.67)		(1.83)		(5.66)		(4.10)	(0.24)		(0.68)		(1.84)		(5.67)		(3.22)

Net asset value, end of period	$23.86		$19.68		$14.46		$27.68		$31.37	$23.88		$19.69		$14.46		$27.70		$31.38

Total Return(a)	22.48%		41.10%		(43.54)%		5.04%		19.21%	22.59%		41.26%		(43.53)%		5.11%		15.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$713,815		$599,455		$564,067		$1,018,040		$950,332	$2,829,393		$2,220,138		$1,420,407		$2,516,653		$2,864,791
Net expenses to average daily net assets	0.65	%(b)	0.65	%(b)	0.66	%(c)	0.67	%(c)	0.67%	0.59	%(b)	0.59	%(b)	0.60	%(c)	0.61	%(c)	0.61	%*
Net investment income (loss) to average daily net assets	1.74%		2.00%		2.43%		2.13%		2.46%	1.79%		1.89%		2.47%		2.24%		1.01	%*
Portfolio turnover rate	59%		65%		63%		92%		74%	59%		65%		63%		92%		74	%††
Fees and expenses reimbursed by the Manager to average daily net assets	0.05%		0.06%		0.06%		0.05%		0.05%	0.05%		0.06%		0.06%		0.05%		0.05	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

INTERNATIONAL INTRINSIC VALUE FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2011		2010		2009		2008		2007

$19.55		$14.00		$29.96		$35.26		$32.58

0.48		0.43		0.82		0.96		0.80
3.58		5.75		(14.14)		(0.85)		5.68

4.06		6.18		(13.32)		0.11		6.48

(0.31)		(0.63)		(1.02)		(0.87)		(0.59)
—		—		(1.62)		(4.54)		(3.21)

(0.31)		(0.63)		(2.64)		(5.41)		(3.80)

$23.30		$19.55		$14.00		$29.96		$35.26

20.96%		44.22%		(47.95)%		(0.98)%		20.61%

$3,458,202		$2,779,470		$1,900,168		$4,131,392		$4,566,106

0.59	%(b)(c)	0.59	%(b)	0.61	%(d)	0.63	%(d)	0.63%

2.32%		2.25%		3.47%		2.67%		2.32%
40%		40%		53%		47%		36%

0.05%		0.05%		0.05%		0.05%		0.04%

DEVELOPED WORLD STOCK FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$16.28		$11.34		$21.88		$24.58		$22.24	$16.30		$11.35		$21.90		$24.59		$22.25

Income (loss) from investment operations:
Net investment income (loss)†	0.33		0.29		0.51		0.54		0.43	0.34		0.30		0.51		0.56		0.45
Net realized and unrealized gain (loss)	3.09		5.03		(10.20)		(0.74)		2.84	3.09		5.04		(10.20)		(0.74)		2.82

Total from investment operations	3.42		5.32		(9.69)		(0.20)		3.27	3.43		5.34		(9.69)		(0.18)		3.27

Less distributions to shareholders:
From net investment income	(0.46)		(0.38)		(0.64)		(0.67)		(0.32)	(0.47)		(0.39)		(0.65)		(0.68)		(0.32)
From net realized gains	—		—		(0.21)		(1.83)		(0.61)	—		—		(0.21)		(1.83)		(0.61)

Total distributions	(0.46)		(0.38)		(0.85)		(2.50)		(0.93)	(0.47)		(0.39)		(0.86)		(2.51)		(0.93)

Net asset value, end of period	$19.24		$16.28		$11.34		$21.88		$24.58	$19.26		$16.30		$11.35		$21.90		$24.59

Total Return(a)	21.41%		47.03%		(45.56)%		(1.73)%		14.87%	21.44%		47.16%		(45.52)%		(1.66)%		14.88%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$210,780		$171,842		$155,560		$309,609		$282,446	$201,121		$165,445		$112,438		$206,408		$209,937
Net expenses to average daily net assets	0.60	%(b)(d)	0.60	%(b)	0.61	%(c)	0.62	%(c)	0.62%	0.55	%(b)(d)	0.55	%(b)	0.56	%(c)	0.57	%(c)	0.57%
Net investment income (loss) to average daily net assets	1.93%		1.93%		2.79%		2.15%		1.83%	1.98%		1.94%		2.82%		2.22%		1.93%
Portfolio turnover rate	34%		47%		50%		53%		43%	34%		47%		50%		53%		43%
Fees and expenses reimbursed by the Manager to average daily net assets	0.11%		0.11%		0.12%		0.11%		0.12%	0.11%		0.11%		0.12%		0.11%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00	(e)	$0.02		$0.01		$0.02		$0.03	$0.00	(e)	—	(f)	—	(f)	—	(f)	$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
(f)	The class received no purchase premiums or redemption fees.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$6.63		$4.20		$9.29		$12.22		$14.93

Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.08		0.20		0.24		0.25

Net realized and unrealized gain (loss)	1.88		2.50		(4.78)		(0.34)		2.68

Total from investment operations	2.02		2.58		(4.58)		(0.10)		2.93

Less distributions to shareholders:
From net investment income	(0.17)		(0.15)		(0.13)		(0.51)		(0.33)
From net realized gains	—		—		(0.38)		(2.32)		(5.31)

Total distributions	(0.17)		(0.15)		(0.51)		(2.83)		(5.64)

Net asset value, end of period	$8.48		$6.63		$4.20		$9.29		$12.22

Total Return(a)	31.11%		61.64%		(51.47)%		(2.04)%		23.35%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$467,733		$1,160,294		$386,816		$679,536		$856,471
Net expenses to average daily net assets	0.76	%(b)(c)	0.75	%(b)	0.75	%(d)	0.76	%(d)	0.75%
Net investment income (loss) to average daily net assets	1.91%		1.17%		2.89%		1.98%		1.79%
Portfolio turnover rate	55%		58%		64%		72%		48%
Fees and expenses reimbursed by the Manager to average daily net assets	0.12%		0.09%		0.12%		0.13%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.05		$0.02		$0.01		$0.04		$0.03

(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$12.97		$9.28		$18.73		$20.76		$18.31

Income (loss) from investment operations:
Net investment income (loss)†	0.30		0.26		0.48		0.51		0.36
Net realized and unrealized gain (loss)	2.47		3.80		(8.92)		0.20	(b)	3.28

Total from investment operations	2.77		4.06		(8.44)		0.71		3.64

Less distributions to shareholders:
From net investment income	(0.33)		(0.37)		(0.49)		(0.57)		(0.40)
From net realized gains	—		—		(0.52)		(2.17)		(0.79)

Total distributions	(0.33)		(0.37)		(1.01)		(2.74)		(1.19)

Net asset value, end of period	$15.41		$12.97		$9.28		$18.73		$20.76

Total Return(a)	21.51%		43.60%		(46.71)%		2.28%		20.33%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$599,876		$547,178		$414,024		$1,092,346		$1,105,264
Net expenses to average daily net assets	0.65	%(c)(d)	0.65	%(c)	0.67	%(c)	0.69	%(c)	0.69%
Net investment income (loss) to average daily net assets	2.20%		2.08%		3.09%		2.33%		1.83%
Portfolio turnover rate	40%		49%		67%		41%		34%
Fees and expenses reimbursed by the Manager to average daily net assets	0.11%		0.09%		0.11%		0.09%		0.08%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$11.07		$8.03		$16.52		$18.56		$16.70	$11.13		$8.07		$16.59		$18.64		$16.76

Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.26		0.45		0.40		0.38	0.24		0.28		0.47		0.41		0.38
Net realized and unrealized gain (loss)	1.79		3.24		(7.95)		(0.36)		3.06	1.81		3.25		(7.99)		(0.36)		3.09

Total from investment operations	2.03		3.50		(7.50)		0.04		3.44	2.05		3.53		(7.52)		0.05		3.47

Less distributions to shareholders:
From net investment income	(0.22)		(0.46)		(0.33)		(0.44)		(0.43)	(0.23)		(0.47)		(0.34)		(0.46)		(0.44)
From net realized gains	—		—		(0.66)		(1.64)		(1.15)	—		—		(0.66)		(1.64)		(1.15)

Total distributions	(0.22)		(0.46)		(0.99)		(2.08)		(1.58)	(0.23)		(0.47)		(1.00)		(2.10)		(1.59)

Net asset value, end of period	$12.88		$11.07		$8.03		$16.52		$18.56	$12.95		$11.13		$8.07		$16.59		$18.64

Total Return(a)	18.71%		43.95%		(47.49)%		(0.78)%		21.21%	18.80%		44.10%		(47.42)%		(0.75)%		21.36%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$417,685		$545,336		$765,201		$848,359		$1,018,021	$1,440,952		$1,591,717		$2,054,885		$4,078,545		$4,556,742
Net expenses to average daily net assets	0.82	%(b)	0.82	%(b)	0.82	%(c)	0.82	%(c)	0.82%	0.75	%(b)	0.75	%(b)	0.75	%(c)	0.75	%(c)	0.75%
Net investment income (loss) to average daily net assets	2.09%		2.53%		3.42%		2.10%		2.17%	2.08%		2.65%		3.51%		2.16%		2.11%
Portfolio turnover rate	55%		59%		39%		29%		23%	55%		59%		39%		29%		23%
Fees and expenses reimbursed by the Manager to average daily net assets	0.06%		0.05%		0.05%		0.05%		0.05%	0.06%		0.05%		0.05%		0.05%		0.05%

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

FOREIGN SMALL COMPANIES FUND

	Class III Shares									Class IV Shares
										Year		Period from		Period from
										Ended		August 12, 2009		March 1, 2009
	Year Ended February 28/29,									February 28,		through		through		Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		February 28, 2010(a)		March 16, 2009(a)		2009		2008		2007

Net asset value, beginning of period	$10.74		$6.41		$14.63		$18.38		$17.98	$10.73		$9.84		$6.42		$14.64		$18.39		$17.99

Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.13		0.30		0.31		0.28	0.13		0.02		0.01		0.33		0.31		0.28
Net realized and unrealized gain (loss)	3.47		4.32		(7.43)		(0.36)		4.51	3.47		1.00		0.01		(7.46)		(0.35)		4.52

Total from investment operations	3.61		4.45		(7.13)		(0.05)		4.79	3.60		1.02		0.02		(7.13)		(0.04)		4.80

Less distributions to shareholders:
From net investment income	(0.13)		(0.12)		(0.27)		(0.41)		(0.44)	(0.13)		(0.13)		—		(0.27)		(0.42)		(0.45)
From net realized gains	—		—		(0.81)		(3.29)		(3.95)	—		—		—		(0.81)		(3.29)		(3.95)
Return of capital	—		—		(0.01)		—		—	—		—		—		(0.01)		—		—

Total distributions	(0.13)		(0.12)		(1.09)		(3.70)		(4.39)	(0.13)		(0.13)		—		(1.09)		(3.71)		(4.40)

Net asset value, end of period	$14.22		$10.74		$6.41		$14.63		$18.38	$14.20		$10.73		$6.44		$6.42		$14.64		$18.39

Total Return(b)	33.67%		69.44%		(51.33)%		(1.96)%		29.94%	33.67%		10.33	%**	0.31	%**	(51.29)%		(1.91)%		30.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$398,648		$292,852		$185,298		$338,804		$375,565	$147,131		$84,225		$144,101		$143,564		$666,991		$740,872
Net expenses to average daily net assets	0.85	%(c)	0.86	%(c)	0.85	%(d)	0.86	%(d)	0.86%	0.80	%(c)	0.81	%(c)*	0.81	%(c)*	0.80	%(d)	0.81	%(d)	0.81%
Net investment income (loss) to average daily net assets	1.15%		1.40%		2.59%		1.69%		1.53%	1.07%		0.35	%*	3.28	%*	2.74%		1.70%		1.54%
Portfolio turnover rate	61%		78%		42%		42%		37%	61%		78	%††	40	%†††	42%		42%		37%
Fees and expenses reimbursed by the Manager to average daily net assets	0.14%		0.14%		0.11%		0.09%		0.09%	0.14%		0.08	%*	0.22	%*	0.11%		0.09%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.02		$0.00	(e)	—		—	$0.02		$0.00	(e)	$0.00	(e)	$0.00	(e)	—		—

(a)	The class was inactive from March 17, 2009 to August 11, 2009.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2010.
†††	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.

FOREIGN FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2011		2010		2009		2008		2007

$11.39		$8.07		$16.59		$18.64		$16.77

0.25		0.22		0.51		0.40		0.36
1.85		3.35		(8.02)		(0.34)		3.11

2.10		3.57		(7.51)		0.06		3.47

(0.24)		(0.25)		(0.35)		(0.47)		(0.45)
—		—		(0.66)		(1.64)		(1.15)

(0.24)		(0.25)		(1.01)		(2.11)		(1.60)

$13.25		$11.39		$8.07		$16.59		$18.64

18.80%		44.05%		(47.39)%		(0.68)%		21.36%

$833,582		$856,553		$334,003		$3,571,516		$3,424,024
0.69	%(b)	0.69	%(b)	0.69	%(c)	0.69	%(c)	0.69%

2.10%		1.92%		3.70%		2.08%		2.04%
55%		59%		39%		29%		23%

0.06%		0.05%		0.05%		0.05%		0.05%

EMERGING MARKETS FUND

	Class II Shares
	Year		Period from
	Ended		August 12, 2009		Class III Shares									Class IV Shares
	February 28,		through		Year Ended February 28/29,									Year Ended February 28/29,
	2011		February 28, 2010		2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$11.63		$10.62		$11.66		$6.30		$20.48		$20.67		$22.49	$11.58		$6.27		$20.40		$20.62		$22.45

Income (loss) from investment operations:
Net investment income (loss)†	0.16		0.02		0.16		0.21		0.23		0.25		0.41	0.17		0.16		0.25		0.23		0.42
Net realized and unrealized gain (loss)	2.84		1.18		2.85		5.34		(10.65)		5.94		3.00	2.83		5.36		(10.62)		5.95		2.99

Total from investment operations	3.00		1.20		3.01		5.55		(10.42)		6.19		3.41	3.00		5.52		(10.37)		6.18		3.41

Less distributions to shareholders:
From net investment income	(0.17)		(0.19)		(0.18)		(0.19)		(0.13)		(0.31)		(0.54)	(0.18)		(0.21)		(0.13)		(0.33)		(0.55)
From net realized gains	—		—		—		—		(3.63)		(6.07)		(4.69)	—		—		(3.63)		(6.07)		(4.69)

Total distributions	(0.17)		(0.19)		(0.18)		(0.19)		(3.76)		(6.38)		(5.23)	(0.18)		(0.21)		(3.76)		(6.40)		(5.24)

Net asset value, end of period	$14.46		$11.63		$14.49		$11.66		$6.30		$20.48		$20.67	$14.40		$11.58		$6.27		$20.40		$20.62

Total Return(a)	25.77%		11.21	%**	25.80%		88.05%		(58.62)%		28.38%		17.05%	25.93%		88.05%		(58.59)%		28.38%		17.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,304,697		$2,265,637		$1,445,916		$1,014,490		$2,309,057		$3,402,343		$4,276,782	$1,649,840		$1,639,961		$1,345,811		$3,021,319		$2,599,002
Net expenses to average daily net assets	1.07	%(b)(c)	1.07	%(b)*	1.02	%(b)(c)	1.06	%(b)	1.10	%(d)	1.09	%(d)	1.07%	0.97	%(b)(c)	0.99	%(b)	1.06	%(d)	1.05	%(d)	1.03%
Net investment income (loss) to average daily net assets	1.21%		0.30	%*	1.17%		2.25%		1.77%		1.04%		1.87%	1.29%		1.54%		1.86%		0.98%		1.94%
Portfolio turnover rate	114%		126	%**††	114%		126%		99%		60%		44%	114%		126%		99%		60%		44%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03%		0.03	%*	0.01%		0.01%		0.01%		0.00	%(e)	0.01%	0.01%		0.01%		0.01%		0.00	%(e)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.02		$0.02		$0.00	(f)	$0.02		$0.04		$0.04		$0.02	$0.01		$0.02		$0.04		$0.02		$0.02

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
(e)	Ratio is less than 0.01%.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the six months ended February 28, 2010.

EMERGING MARKETS FUND (CONT’D)

Class V Shares									Class VI Shares
Year Ended February 28/29,									Year Ended February 28/29,
2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

$11.57		$6.26		$20.39		$20.61		$22.44	$11.59		$6.27		$20.42		$20.63		$22.45

0.15		0.20		0.22		0.23		0.43	0.17		0.13		0.23		0.25		0.42

2.86		5.32		(10.58)		5.96		2.98	2.84		5.41		(10.61)		5.95		3.01

3.01		5.52		(10.36)		6.19		3.41	3.01		5.54		(10.38)		6.20		3.43

(0.19)		(0.21)		(0.14)		(0.34)		(0.55)	(0.19)		(0.22)		(0.14)		(0.34)		(0.56)
—		—		(3.63)		(6.07)		(4.69)	—		—		(3.63)		(6.07)		(4.69)

(0.19)		(0.21)		(3.77)		(6.41)		(5.24)	(0.19)		(0.22)		(3.77)		(6.41)		(5.25)

$14.39		$11.57		$6.26		$20.39		$20.61	$14.41		$11.59		$6.27		$20.42		$20.63

26.03%		88.21%		(58.59)%		28.43%		17.11%	26.01%		88.34%		(58.61)%		28.49%		17.20%

$835,561		$367,836		$795,586		$1,190,887		$679,988	$5,800,427		$3,836,631		$1,226,252		$5,902,406		$5,116,565

0.93	%(b)(c)	0.98	%(b)	1.03	%(d)	1.03	%(d)	1.01%	0.89	%(b)(c)	0.91	%(b)	1.00	%(d)	1.00	%(d)	0.98%

1.15%		2.12%		1.81%		0.98%		1.97%	1.29%		1.18%		1.83%		1.05%		1.93%
114%		126%		99%		60%		44%	114%		126%		99%		60%		44%

0.04%		0.03%		0.01%		0.00	%(e)	0.01%	0.04%		0.04%		0.01%		0.00	%(e)	0.01%

$0.01		$0.01		$0.05		$0.05		$0.03	$0.03		$0.02		$0.07		$0.03		$0.02

EMERGING COUNTRIES FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$9.24		$5.06		$15.26		$16.04		$19.20

Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.09		0.24		0.23		0.32
Net realized and unrealized gain (loss)	2.28		4.23		(8.10)		4.87		2.50

Total from investment operations	2.39		4.32		(7.86)		5.10		2.82

Less distributions to shareholders:
From net investment income	(0.13)		(0.12)		(0.22)		(0.30)		(0.36)
From net realized gains	—		(0.02)		(2.12)		(5.58)		(5.62)

Total distributions	(0.13)		(0.14)		(2.34)		(5.88)		(5.98)

Net asset value, end of period	$11.50		$9.24		$5.06		$15.26		$16.04

Total Return	25.89	%(a)	85.52	%(a)	(58.58	)%(a)	30.68	%(a)	16.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$231,921		$174,933		$89,902		$371,540		$339,268
Net expenses to average daily net assets	1.15	%(b)(c)	1.17	%(b)	1.16	%(d)	1.11	%(d)	1.06%
Net investment income (loss) to average daily net assets	1.05%		1.10%		2.25%		1.31%		1.74%
Portfolio turnover rate	124%		138%		128%		72%		58%
Fees and expenses reimbursed by the Manager to average daily net assets	0.15%		0.25%		0.14%		0.03%		—

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions.
†	Calculated using average shares outstanding throughout the period.

TAIWAN FUND

	Class III Shares
	Year Ended February 28/29,
	2011	2010		2009		2008		2007

Net asset value, beginning of period	$17.75	$11.06		$22.42		$30.98		$28.34

Income (loss) from investment operations:
Net investment income (loss)†	0.16	0.25		0.59		0.61		0.46
Net realized and unrealized gain (loss)	6.30	6.89	(b)	(10.80)		1.50		4.32

Total from investment operations	6.46	7.14		(10.21)		2.11		4.78

Less distributions to shareholders:
From net investment income	(0.36)	(0.45)		(0.30)		(0.85)		(0.39)
From net realized gains	—	—		(0.85)		(9.82)		(1.75)

Total distributions	(0.36)	(0.45)		(1.15)		(10.67)		(2.14)

Net asset value, end of period	$23.85	$17.75		$11.06		$22.42		$30.98

Total Return(a)	36.71%	64.80%		(47.14)%		6.97	%(c)	17.12%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,857	$91,176		$100,176		$220,359		$316,887
Net expenses to average daily net assets	1.33%	1.35	%(d)(e)	1.32	%(d)	1.29	%(d)	1.26%
Net investment income (loss) to average daily net assets	0.78%	1.55%		3.42%		1.98%		1.56%
Portfolio turnover rate	129%	106%		88%		94%		41%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.09	$0.06		$0.03		$0.06		$0.03

(a)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(c)	The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager’s reimbursement of such losses, had no effect on the total return.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

FLEXIBLE EQUITIES FUND

	Class III Shares						Class VI Shares
					Period from						Period from
					December 12, 2008						December 12, 2008
					(commencement of						(commencement of
	Year Ended February 28,				operations) through		Year Ended February 28,				operations) through
	2011		2010		February 28, 2009		2011		2010		February 28, 2009

Net asset value, beginning of period	$18.55		$15.39		$20.00		$18.56		$15.39		$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.23		0.02		0.30		0.25		0.03
Net realized and unrealized gain (loss)	1.01		3.40		(4.63)		1.02		3.41		(4.64)

Total from investment operations	1.30		3.63		(4.61)		1.32		3.66		(4.61)

Less distributions to shareholders:
From net investment income	(0.24)		(0.47)		(0.00	)(b)	(0.26)		(0.49)		(0.00	)(b)

Total distributions	(0.24)		(0.47)		(0.00)		(0.26)		(0.49)		(0.00)

Net asset value, end of period	$19.61		$18.55		$15.39		$19.62		$18.56		$15.39

Total Return(a)	7.08%		23.62%		(23.04	)%**	7.18%		23.81%		(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,259		$41,753		$43,788		$313,468		$350,135		$310,066
Net expenses to average daily net assets	0.70	%(c)	0.70	%(c)	0.70	%*	0.61	%(c)	0.61	%(c)	0.61	%*
Net investment income (loss) to average daily net assets	1.57%		1.26%		0.56	%*	1.64%		1.36%		0.69	%*
Portfolio turnover rate	71%		58%		7	%**	71%		58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets	0.11%		0.11%		0.26	%*	0.11%		0.11%		0.26	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	Distributions from net investment income were less than $0.01 per share.
(c)	The net expense ratio does not include the effect of expense reductions.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2011(a)	2010(a)		2009(a)		2008(a)		2007(a)

Net asset value, beginning of period	$21.12	$18.08		$42.56		$59.60		$72.56

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.30	0.64		1.20		0.24		0.80
Net realized and unrealized gain (loss)	2.69	4.40		(12.80)		(2.32)		9.36

Total from investment operations	2.99	5.04		(11.60)		(2.08)		10.16

Less distributions to shareholders:
From net investment income	—	(2.00	)(e)	(1.60)		—		(0.96)
From net realized gains	—	—		(11.28)		(14.96)		(22.16)

Total distributions	—	(2.00)		(12.88)		(14.96)		(23.12)

Net asset value, end of period	$24.11	$21.12		$18.08		$42.56		$59.60

Total Return(c)	14.16%	29.15%		(35.57)%		(6.75)%		15.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$490,047	$25,395		$25,417		$30,273		$227,096
Net expenses to average daily net assets(d)	0.12%	0.11%		0.11	%(f)	0.08	%(f)	0.07%
Net investment income (loss) to average daily net assets(b)	1.32%	3.25%		3.96%		0.42%		1.23%
Portfolio turnover rate	32%	15%		17%		11%		18%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(g)	0.65%	1.16%		1.24%		0.71%		0.68%

(a)	Per share amounts were adjusted to reflect a 1:8 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Distributions from net investment income include amounts (approximately $2.00 per share for 2010) from foreign currency transactions which are treated as realized capital gain for book purposes.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

FIXED INCOME FUNDS

DOMESTIC BOND FUND

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2011		2010	2009		2008		2007	2011		2010	2009		2008		2007

Net asset value, beginning of period	$5.99		$7.99	$9.47		$9.81		$9.81	$5.99		$7.99	$9.48		$9.82		$9.82

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.09	0.39		0.42		0.43	0.07		0.09	0.44		0.57		0.48
Net realized and unrealized gain (loss)	0.34		1.33	(1.36)		(0.01)		0.06	0.35		1.33	(1.41)		(0.15)		0.02

Total from investment operations	0.40		1.42	(0.97)		0.41		0.49	0.42		1.42	(0.97)		0.42		0.50

Less distributions to shareholders:
From net investment income	(0.06)		(0.16)	(0.50)		(0.75)		(0.49)	(0.07)		(0.17)	(0.51)		(0.76)		(0.50)
From net realized gains	—		(0.46)	(0.01)		—		—	—		(0.46)	(0.01)		—		—
Return of capital	(1.76)		(2.80)	—		—		—	(1.76)		(2.79)	—		—		—

Total distributions	(1.82)		(3.42)	(0.51)		(0.75)		(0.49)	(1.83)		(3.42)	(0.52)		(0.76)		(0.50)

Net asset value, end of period	$4.57		$5.99	$7.99		$9.47		$9.81	$4.58		$5.99	$7.99		$9.48		$9.82

Total Return(b)	8.19%		23.87%	(10.39)%		4.35%		5.09%	8.46%		23.87%	(10.40)%		4.42%		5.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$120,397		$173,619	$337,524		$144,286		$94,159	$418,686		$614,415	$720,731		$581,526		$327,796
Net expenses to average daily net assets(c)	0.20	%(d)	0.21%	0.26	%(d)	0.25	%(d)	0.25%	0.11	%(d)	0.12%	0.16	%(d)	0.16	%(d)	0.16%
Net investment income (loss) to average daily net assets(a)	1.25%		1.37%	4.43%		4.28%		4.42%	1.33%		1.43%	5.02%		5.87%		4.85%
Portfolio turnover rate	8%		30%	68%		22%		17%	8%		30%	68%		22%		17%
Fees and expenses reimbursed by the Manager to average daily net assets	0.08%		0.07%	0.02%		0.03%		0.03%	0.08%		0.08%	0.02%		0.03%		0.03%
Redemption fees consisted of the following per share amounts†	—		$0.00 (e)	$0.00	(e)	—		—	—		$0.00 (e)	$0.00	(e)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

CORE PLUS BOND FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$7.02		$6.08		$9.42		$10.49		$10.32	$7.03		$6.09		$9.44		$10.50		$10.33

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.05		0.27		0.37		0.43	0.11		0.12		0.17		0.36		0.45
Net realized and unrealized gain (loss)	0.65		1.51		(2.08)		(0.63)		0.27	0.65		1.45		(1.99)		(0.61)		0.26

Total from investment operations	0.76		1.56		(1.81)		(0.26)		0.70	0.76		1.57		(1.82)		(0.25)		0.71

Less distributions to shareholders:
From net investment income	(0.52)		(0.62)		(1.53)		(0.81)		(0.53)	(0.52)		(0.63)		(1.53)		(0.81)		(0.54)

Total distributions	(0.52)		(0.62)		(1.53)		(0.81)		(0.53)	(0.52)		(0.63)		(1.53)		(0.81)		(0.54)

Net asset value, end of period	$7.26		$7.02		$6.08		$9.42		$10.49	$7.27		$7.03		$6.09		$9.44		$10.50

Total Return(b)	10.93%		26.84%		(20.12)%		(2.56)%		6.85%	10.97%		26.87%		(20.23)%		(2.42)%		6.90%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,773		$55,839		$73,730		$125,506		$187,045	$183,333		$276,850		$233,848		$1,017,792		$2,182,618
Net operating expenses to average daily net assets(c)	0.39	%(d)	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.39%	0.34	%(d)	0.33	%(d)	0.34	%(d)	0.34	%(d)	0.34%
Interest expense to average daily net assets	—		0.02	%(e)	—		—		—	—		0.02	%(e)	—		—		—
Total net expenses to average daily net assets(c)	0.39	%(d)	0.40	%(d)	0.39	%(d)	0.39	%(d)	0.39%	0.34	%(d)	0.35	%(d)	0.34	%(d)	0.34	%(d)	0.34%
Net investment income (loss) to average daily net assets(a)	1.48%		0.77%		3.20%		3.70%		4.11%	1.48%		1.78%		1.89%		3.60%		4.33%
Portfolio turnover rate	46%		58%		22%		44%		72%	46%		58%		22%		44%		72%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.11%		0.09%		0.08%		0.06%		0.06%	0.11%		0.09%		0.08%		0.06%		0.06%
Redemption fees consisted of the following per share amounts†	—		$0.00	(f)	$0.01		—		—	—		$0.00	(f)	$0.01		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009	2008		2007

Net asset value, beginning of period	$6.59		$6.17		$9.51	$9.73		$9.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.09		0.19	0.41		0.41
Net realized and unrealized gain (loss)	0.77		1.65		(2.32)	0.31		0.38

Total from investment operations	0.87		1.74		(2.13)	0.72		0.79

Less distributions to shareholders:
From net investment income	(0.35)		(1.32)		(1.21)	(0.94)		(0.54)
From net realized gains	—		—		—	—		(0.09)

Total distributions	(0.35)		(1.32)		(1.21)	(0.94)		(0.63)

Net asset value, end of period	$7.11		$6.59		$6.17	$9.51		$9.73

Total Return(b)	13.36%		29.54%		(24.52)%	8.09%		8.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,684		$209,150		$211,764	$514,570		$449,478
Net operating expenses to average daily net assets(c)	0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)	0.39%
Interest expense to average daily net assets(e)	0.00	%(f)	0.00	%(f)	—	—		—
Total net expenses to average daily net assets(c)	0.39	%(d)	0.38	%(d)	0.39%	0.38	%(d)	0.39%
Net investment income (loss) to average daily net assets(a)	1.45%		1.32%		2.20%	4.26%		4.17%
Portfolio turnover rate	46%		29%		47%	51%		32%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(g)	0.16%		0.12%		0.09%	0.07%		0.26	%(h)
Redemption fees consisted of the following per share amounts†	$0.00	(i)	$0.00	(j)	$0.01	$0.00	(i)	$0.00	(i)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense was less than 0.01% of average daily net assets.
(g)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
(h)	Includes 0.19% non-recurring Internal Revenue Code Section 860 expense reimbursed by the Manager.
(i)	There were no redemption fees during the period.
(j)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

STRATEGIC FIXED INCOME FUND

	Class III Shares									Class VI Shares
								Period from									Period from
								July 13, 2006									May 31, 2006
								(commencement of									(commencement of
	Year Ended February 28/29,							operations) through		Year Ended February 28/29,							operations) through
	2011		2010	2009		2008		February 28, 2007		2011		2010	2009		2008		February 28, 2007

Net asset value, beginning of period	$15.51		$17.37	$23.60		$25.22		$25.06		$15.49		$17.35	$23.57		$25.22		$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.16	0.71		0.78		0.96		0.15		0.17	0.68		0.97		0.76
Net realized and unrealized gain (loss)	0.54		3.78	(5.70)		(1.37)		0.34		0.57		3.77	(5.64)		(1.55)		0.61

Total from investment operations	0.71		3.94	(4.99)		(0.59)		1.30		0.72		3.94	(4.96)		(0.58)		1.37

Less distributions to shareholders:
From net investment income	(0.46)		(0.27)	(1.24)		(0.97)		(1.14)		(0.46)		(0.29)	(1.26)		(1.01)		(1.15)
From net realized gains	—		—	—		(0.06)		—		—		—	—		(0.06)		—
Return of capital	(0.37)		(5.53)	—		—		—		(0.37)		(5.51)	—		—		—

Total distributions	(0.83)		(5.80)	(1.24)		(1.03)		(1.14)		(0.83)		(5.80)	(1.26)		(1.07)		(1.15)

Net asset value, end of period	$15.39		$15.51	$17.37		$23.60		$25.22		$15.38		$15.49	$17.35		$23.57		$25.22

Total Return(b)	4.76%		27.97%	(21.20)%		(2.39)%		5.23	%**	4.84%		28.00%	(21.09)%		(2.35)%		5.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,084		$139,571	$227,453		$277,879		$226,917		$2,476,073		$2,005,889	$2,246,197		$5,121,698		$2,224,310
Net expenses to average daily net assets(c)	0.39	%(d)	0.39%	0.40	%(d)	0.38	%(d)	0.39	%*	0.29	%(d)	0.30%	0.30	%(d)	0.29	%(d)	0.29	%*
Net investment income (loss) to average daily net assets(a)	1.09%		1.01%	3.32%		3.12%		5.96	%*	1.00%		1.05%	3.14%		3.87%		4.01	%*
Portfolio turnover rate	19%		35%	70%		67%		7	%**††	19%		35%	70%		67%		7	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.04%		0.03%	0.03%		0.04%		0.06	%*	0.04%		0.03%	0.03%		0.04%		0.06	%*
Redemption fees consisted of the following per share amounts†	—		$0.00 (e)	$0.02		—		—		—		$0.00 (e)	$0.02		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 through February 28, 2007.

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$7.98		$7.00		$8.79		$9.21		$9.04

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.09		0.26		0.33		0.17
Net realized and unrealized gain (loss)	0.47		1.39		(1.49)		(0.62)		0.15

Total from investment operations	0.59		1.48		(1.23)		(0.29)		0.32

Less distributions to shareholders:
From net investment income	(0.39)		(0.42)		(0.56)		(0.01)		—
From net realized gains	—		—		—		—		(0.14)
Return of capital	—		(0.08)		—		(0.12)		(0.01)

Total distributions	(0.39)		(0.50)		(0.56)		(0.13)		(0.15)

Net asset value, end of period	$8.18		$7.98		$7.00		$8.79		$9.21

Total Return(b)	7.35%		22.19%		(13.93)%		(3.08)%		3.58%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,799		$137,301		$127,081		$155,952		$274,422
Net expenses to average daily net assets(c)	0.39	%(d)	0.39	%(d)	0.39	%(d)	0.38	%(d)	0.39%
Net investment income (loss) to average daily net assets(a)	1.43%		1.19%		3.24%		3.62%		1.93%
Portfolio turnover rate	51%		31%		28%		55%		25%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.17%		0.12%		0.13%		0.09%		0.06%
Redemption fees consisted of the following per share amounts†	—	(e)	$0.01		$0.00	(f)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	There were no redemption fees during the period.
(f)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$7.58		$6.33		$8.70		$8.92		$8.53

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.10		0.25		0.42		0.38
Net realized and unrealized gain (loss)	0.82		1.66		(2.11)		0.11		0.38

Total from investment operations	0.94		1.76		(1.86)		0.53		0.76

Less distributions to shareholders:
From net investment income	(0.61)		(0.51)		(0.51)		(0.75)		(0.37)

Total distributions	(0.61)		(0.51)		(0.51)		(0.75)		(0.37)

Net asset value, end of period	$7.91		$7.58		$6.33		$8.70		$8.92

Total Return(b)	12.84%		28.99%		(22.77)%		6.50%		8.99%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$209,891		$213,875		$261,706		$338,614		$185,321
Net operating expenses to average daily net assets(c)	0.38	%(e)	0.38	%(e)	0.39	%(e)	0.38	%(e)	0.39%
Interest expense to average daily net assets(d)	0.01%		0.00	%(f)	—		—		—
Total net expenses to average daily net assets(c)	0.39	%(e)	0.38	%(e)	0.39	%(e)	0.38	%(e)	0.39%
Net investment income (loss) to average daily net assets(a)	1.50%		1.37%		3.24%		4.86%		4.33%
Portfolio turnover rate	45%		31%		35%		20%		22%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.07%		0.04%		0.03%		0.03%		0.06%
Redemption fees consisted of the following per share amounts†	—		$0.01		$0.00	(g)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

EMERGING COUNTRY DEBT FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2011		2010		2009		2008		2007	2011		2010		2009		2008		2007

Net asset value, beginning of period	$8.47		$5.85		$10.06		$10.73		11.30	$8.47		$5.85		$10.06		$10.73		$11.30

Income (loss) from investment operations:
Net investment income (loss)†	1.03(a	)	0.52		0.54		0.68		0.86	1.05	(b)	0.53		0.53		0.69		0.87
Net realized and unrealized gain (loss)	0.81		2.70		(3.77)		(0.13)		0.30	0.78		2.69		(3.76)		(0.13)		0.29

Total from investment operations	1.84		3.22		(3.23)		0.55		1.16	1.83		3.22		(3.23)		0.56		1.16

Less distributions to shareholders:
From net investment income	(1.21)		(0.60)		(0.77)		(0.76)		(0.94)	(1.21)		(0.60)		(0.77)		(0.77)		(0.94)
From net realized gains	—		—		(0.21)		(0.46)		(0.79)	—		—		(0.21)		(0.46)		(0.79)

Total distributions	(1.21)		(0.60)		(0.98)		(1.22)		(1.73)	(1.21)		(0.60)		(0.98)		(1.23)		(1.73)

Net asset value, end of period	$9.10		$8.47		$5.85		$10.06		$10.73	$9.09		$8.47		$5.85		$10.06		$10.73

Total Return(c)	22.23%		55.95%		(32.75)%		5.07%		10.98%	22.19%		56.02%		(32.66)%		5.13%		11.06%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$564,570		$602,065		$535,194		$734,921		$876,598	$1,122,409		$1,287,496		$1,291,258		$2,114,181		$1,996,230
Net operating expenses to average daily net assets(d)	0.59	%(e)	0.58	%(e)	0.59	%(e)	0.57	%(e)	0.57%	0.54	%(e)	0.53	%(e)	0.54	%(e)	0.53	%(e)	0.52%
Interest expense to average daily net assets(f)	0.08%		0.11%		0.23%		0.74%		0.48%	0.07%		0.11%		0.23%		0.74%		0.48%
Total net expenses to average daily net assets	0.67	%(e)	0.69	%(e)	0.82	%(e)	1.31	%(e)	1.05%	0.61	%(e)	0.64	%(e)	0.77	%(e)	1.27	%(e)	1.00%
Net investment income (loss) to average daily net assets	11.09	%(g)	6.98%		6.36%		6.36%		7.91%	11.37	%(h)	7.03%		6.46%		6.45%		7.97%
Portfolio turnover rate	21%		36%		38%		53%		83%	21%		36%		38%		53%		83%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.02		$0.05		$0.00	(i)	$0.01		$0.01	$0.02		$0.04		$0.00	(i)	$0.00	(i)	$0.01

(a)	Includes income per share of $0.40 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63.
(b)	Includes income per share of $0.41 as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.64.
(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivatives contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(g)	Includes income of 4.33% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76%.
(h)	Includes income of 4.43% of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.94%.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION INVESTMENT FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010	2009	2008	2007

Net asset value, beginning of period	$8.07		$7.15	$8.45	$8.93	$8.82

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.06	0.30	0.32	0.47
Net realized and unrealized gain (loss)	0.29		0.96	(1.29)	(0.28)	0.11

Total from investment operations	0.34		1.02	(0.99)	0.04	0.58

Less distributions to shareholders:
From net investment income	(0.05)		(0.07)	(0.31)	(0.52)	(0.47)
Return of Capital	—		(0.03)	—	—	—

Total distributions	(0.05)		(0.10)	(0.31)	(0.52)	(0.47)

Net asset value, end of period	$8.36		$8.07	$7.15	$8.45	$8.93

Total Return(b)	4.22%		14.40%	(11.78)%	0.40%	6.62%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,997		$6,627	$6,228	$7,375	$31,315
Net expenses to average daily net assets(c)	0.20	%(d)	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)	0.60%		0.83%	3.81%	3.59%	5.21%
Portfolio turnover rate	20%		11%	4%	5%	12%
Fees and expenses reimbursed by the Manager to average daily net assets	0.94%		0.90%	0.79%	0.60%	0.14%
Redemption fees consisted of the following per share amounts†	—		$0.00 (e)	$0.00 (e)	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION COLLATERAL FUND

	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$14.98		$17.10		$24.03		$25.66		$25.60

Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.26		0.76		1.38		1.43
Net realized and unrealized gain (loss)	0.91		3.40		(4.41)		(1.64)		0.00	(a)

Total from investment operations	1.10		3.66		(3.65)		(0.26)		1.43

Less distributions to shareholders:
From net investment income	(0.18)		(0.24)		(1.06)		(1.37)		(1.37)
From return on capital	(5.52)		(5.54)		(2.22)		—		—

Total distributions	(5.70)		(5.78)		(3.28)		(1.37)		(1.37)

Net asset value, end of period	$10.38		$14.98		$17.10		$24.03		$25.66

Total Return(b)	9.30%		25.58%		(15.97)%		(1.14)%		5.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,053,584		$3,189,414		$3,676,748		$7,671,415		$6,603,600
Net operating expenses to average daily net assets(c)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00%
Interest expense to average daily net assets	0.01	%(e)	0.01	%(e)	—		—		0.01	%(e)
Total net expenses to average daily net assets	0.01	%(d)	0.01	%(d)	0.00	%(d)(f)	0.00	%(d)(f)	0.01%
Net investment income (loss) to average daily net assets	1.52%		1.60%		3.46%		5.41%		5.50%
Portfolio turnover rate	0%		0%		16%		27%		68%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.02%		0.01%		0.02%
Redemption fees consisted of the following per share amounts†	$0.00	(g)	$0.00	(g)	$0.02		—		—

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net operating expenses were less than 0.01% to average daily net assets.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Total net expenses were less than 0.01% to average daily net assets.
(g)	There were no redemption fees during the period.
†	Calculated using average shares outstanding throughout the period.

SHORT-DURATION COLLATERAL SHARE FUND

	Class III Shares
						Period from
						December 28, 2006
						(commencement of
	Year Ended February 28/29,					operations) through
	2011	2010		2009	2008	February 28, 2007

Net asset value, beginning of period	$17.27	$17.08		$23.39	$25.05	$24.82

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22	0.21		1.17	1.07	(0.01)
Net realized and unrealized gain (loss)	1.34	3.47		(4.92)	(1.38)	0.24

Total from investment operations	1.56	3.68		(3.75)	(0.31)	0.23

Less distributions to shareholders:
From net investment income	(0.18)	(0.22)		(0.81)	(1.35)	—
Return of capital	—	(3.27)		(1.75)	—	—

Total distributions	(0.18)	(3.49)		(2.56)	(1.35)	—

Net asset value, end of period	$18.65	$17.27		$17.08	$23.39	$25.05

Total Return(b)	9.08%	25.13%		(15.90)%	(1.33)%	0.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,959	$33,744		$26,878	$10,637	$40,563
Net expenses to average daily net assets(c)	0.20%	0.20	%(d)	0.20%	0.20%	0.21	%*
Net investment income (loss) to average daily net assets(a)	1.22%	1.28%		5.47%	4.25%	(0.21	)%*
Portfolio turnover rate	5%	2%		18%	127%	125	%**††
Fees and expenses reimbursed by the Manager to average daily net assets	0.16%	0.20%		0.17%	0.15%	0.06	%*
Redemption fees consisted of the following per share amounts†	—	$0.00	(e)	$0.01	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in Short-Duration Collateral Fund.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 28, 2006 (commencement of operations) through February 28, 2007.

INFLATION INDEXED PLUS BOND FUND

	Class III Shares									Class VI Shares
								Period from									Period from
								June 29, 2006									May 31, 2006
								(commencement									(commencement
								of operations)									of operations)
	Year Ended February 28/29,							through		Year Ended February 28/29,							through
	2011		2010	2009		2008		February 28, 2007		2011		2010	2009		2008		February 28, 2007

Net asset value, beginning of period	$18.40		$14.88	$23.52		$25.47		$24.96		$18.39		$14.87	$23.51		$25.48		$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		0.25	0.82		1.13		0.75		0.24		0.26	1.37		1.38		0.83
Net realized and unrealized gain (loss)	2.25		4.45	(6.90)		(0.21)		0.68		2.25		4.45	(7.43)		(0.45)		0.60

Total from investment operations	2.47		4.70	(6.08)		0.92		1.43		2.49		4.71	(6.06)		0.93		1.43

Less distributions to shareholders:
From net investment income	(0.51)		(0.72)	(2.56)		(2.81)		(0.87)		(0.52)		(0.72)	(2.58)		(2.84)		(0.90)
From net realized gains	(0.84)		—	—		(0.06)		(0.05)		(0.84)		—	—		(0.06)		(0.05)
Return of capital	—		(0.46)	—		—		—		—		(0.47)	—		—		—

Total distributions	(1.35)		(1.18)	(2.56)		(2.87)		(0.92)		(1.36)		(1.19)	(2.58)		(2.90)		(0.95)

Net asset value, end of period	$19.52		$18.40	$14.88		$23.52		$25.47		$19.52		$18.39	$14.87		$23.51		$25.48

Total Return(b)	13.55%		32.96%	(26.89)%		3.95%		5.79	%**	13.71%		33.05%	(26.82)%		4.00%		5.75	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$71,856		$76,048	$114,859		$137,492		$260,205		$79,887		$329,041	$252,911		$90,360		$1,874,841
Net operating expenses to average daily net assets(c)	0.39	%(d)	0.38%	0.39	%(d)	0.37	%(d)	0.39	%*	0.29	%(d)	0.29%	0.30	%(d)	0.29	%(d)	0.29	%*
Interest expense to average daily net assets(e)	0.00	%(f)	—	—		0.07%		—		0.00	%(f)	—	—		0.07%		—
Total net expenses to average daily net assets(c)	0.39	%(d)	0.38%	0.39	%(d)	0.44	%(d)	0.39	%*	0.29	%(d)	0.29%	0.30	%(d)	0.36	%(d)	0.29	%*
Net investment income (loss) to average daily net assets(a)	1.13%		1.50%	4.17%		4.51%		4.37	%*	1.21%		1.54%	7.73%		5.48%		4.33	%*
Portfolio turnover rate	81%		44%	56%		131%		37	%††	81%		44%	56%		131%		37	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.12%		0.10%	0.11%		0.06%		0.06	%*	0.10%		0.10%	0.09%		0.06%		0.06	%*
Redemption fees consisted of the following per share amounts†	—		$0.00 (g)	$0.01		—		—		—		$0.00 (g)	—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Redemption fees were less than $0.01 per share.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover rate of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.

U.S. TREASURY FUND

			Period from
			March 17, 2009
			(commencement
			of operations)
	Year Ended		through
	February 28, 2011		February 28, 2010

Net asset value, beginning of period	$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.04
Net realized and unrealized gain (loss)	0.00	(a)	0.02

Total from investment operations	0.03		0.06

Less distributions to shareholders:
From net investment income	(0.03)		(0.05)
From net realized gains	(0.00	)(b)	(0.01)

Total distributions	(0.03)		(0.06)

Net asset value, end of period	$25.00		$25.00

Total Return(c)	0.15%		0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,814,553		$546,076
Net expenses to average daily net assets	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets	0.13%		0.18	%*
Portfolio turnover(e)	0.00%		0.00	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.11%		0.12	%*

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Without the waivers, total returns would have been 0.07% and 0.17%, respectively for the fiscal year and/or period ended February 28, 2011 and February 28, 2010.
(d)	Total net expenses were less than 0.01% to average daily net assets.
(e)	Portfolio turnover rate calculation excludes short-term investments.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION BOND FUND

	Class III Shares				Class VI Shares
			Period from				Period from
			March 27, 2009				March 18, 2009
			(commencement				(commencement
	Year Ended		of operations)		Year Ended		of operations)
	February 28,		through		February 28,		through
	2011		February 28, 2010		2011		February 28, 2010

Net asset value, beginning of period	$26.13		$25.15		$26.13		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.51		0.92		0.64		0.80
Net realized and unrealized gain (loss)	0.64		0.85		0.54		1.15

Total from investment operations	1.15		1.77		1.18		1.95

Less distributions to shareholders:
From net investment income	(0.50)		(0.60)		(0.53)		(0.63)
From net realized gains	(1.77)		(0.19)		(1.77)		(0.19)

Total distributions	(2.27)		(0.79)		(2.30)		(0.82)

Net asset value, end of period	$25.01		$26.13		$25.01		$26.13

Total Return(a)	4.51%		7.07	%**	4.60%		7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,676		$40,225		$489,202		$859,763
Net operating expenses to average daily net assets(b)	0.41	%(c)	0.40	%*	0.31	%(c)	0.31	%*
Interest expense to average daily net assets(d)	0.03%		0.03	%*	0.03%		0.03	%*
Total net expenses to average daily net assets(b)	0.44%		0.43	%*	0.34%		0.34	%*
Net investment income (loss) to average daily net assets	1.94%		3.86	%*	2.43%		3.24	%*
Portfolio turnover rate	315%		116	%(e)**	315%		116	%**
Fees and expenses reimbursed by the Manager to average daily net assets(f)	0.04%		0.04	%*	0.04%		0.04	%*

(a)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.
(b)	The net expense ratio does not include the effect of expense reductions.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
*	Annualized.
**	Not annualized.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION FUNDS

U.S. EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011(a)		2010(a)		2009(a)		2008(a)		2007(a)

Net asset value, beginning of period	$22.80		$16.55		$25.55		$31.90		$32.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.43		0.40		0.45		0.55		0.50
Net realized and unrealized gain (loss)	2.73		6.05		(8.50)		(2.10)		1.40

Total from investment operations	3.16		6.45		(8.05)		(1.55)		1.90

Less distributions to shareholders:
From net investment income	(0.45)		(0.20)		(0.40)		(1.60)		(0.75)
From net realized gains	—		—		(0.55)		(3.20)		(2.05)

Total distributions	(0.45)		(0.20)		(0.95)		(4.80)		(2.80)

Net asset value, end of period	$25.51		$22.80		$16.55		$25.55		$31.90

Total Return(c)	14.13%		38.94%		(32.42)%		(6.43)%		6.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95,923		$128,565		$69,415		$95,067		$149,312
Net expenses to average daily net assets(d)	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.04%
Net investment income (loss) to average daily net assets(b)	1.86%		1.99%		1.94%		1.78%		1.63%
Portfolio turnover rate	7%		2%		39%		26%		35%
Fees and expenses reimbursed by the Manager to average daily net assets	0.06%		0.05%		0.06%		0.04%		0.18%
Purchase premiums and redemption fees consisted of the following per share amounts†	—		$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00 (g)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investments in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Net expenses to average daily net assets were less than 0.01%.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective June 30, 2006, “GMO U.S. Sector Fund” was renamed “GMO U.S. Equity Allocation Fund.”

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$8.96		$6.17		$16.45		$17.96		$17.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.28		0.40		0.31		0.33
Net realized and unrealized gain (loss)	1.87		2.81		(7.20)		1.32		2.85

Total from investment operations	2.00		3.09		(6.80)		1.63		3.18

Less distributions to shareholders:
From net investment income	(0.16)		(0.20)		(0.39)		(1.00)		(0.83)
From net realized gains	—		(0.10)		(3.09)		(2.14)		(1.52)

Total distributions	(0.16)		(0.30)		(3.48)		(3.14)		(2.35)

Net asset value, end of period	$10.80		$8.96		$6.17		$16.45		$17.96

Total Return(b)	22.43%		50.37%		(48.63)%		7.81%		19.33%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,277,551		$1,017,731		$519,663		$755,542		$758,757
Net expenses to average daily net assets(c)(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)	1.39%		3.21%		3.46%		1.66%		1.87%
Portfolio turnover rate	13%		11%		33%		9%		4%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%		0.02%		0.02%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00(f	)	$0.01		$0.01		$0.00	(f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
									Period from
									June 5, 2006
									(commencement
									of operations)
	Year Ended February 28/29,								through
	2011		2010		2009		2008		February 28, 2007

Net asset value, beginning of period	$12.69		$9.20		$20.63		$22.16		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.41		0.65		0.47		0.53
Net realized and unrealized gain (loss)	2.54		3.49		(9.20)		0.52		2.45

Total from investment operations	2.72		3.90		(8.55)		0.99		2.98

Less distributions to shareholders:
From net investment income	(0.18)		(0.41)		(0.62)		(1.24)		(0.72)
From net realized gains	—		—		(2.26)		(1.28)		(0.10)

Total distributions	(0.18)		(0.41)		(2.88)		(2.52)		(0.82)

Net asset value, end of period	$15.23		$12.69		$9.20		$20.63		$22.16

Total Return(b)	21.53%		42.22%		(46.05)%		3.57%		14.93%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$796,026		$661,103		$409,278		$718,390		$440,431
Net expenses to average daily net assets(c)(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%*
Net investment income (loss) to average daily net assets(a)	1.34%		3.39%		4.12%		2.04%		3.32%*
Portfolio turnover rate	14%		20%		33%		4%		1%**
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.01%		0.02%		0.03%*
Redemption fees consisted of the following per share amounts†	—		$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses to average daily net assets were less than 0.01%.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$7.40		$5.29		$10.25		$11.96		$11.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.20		0.34		0.20		0.23
Net realized and unrealized gain (loss)	1.17		2.11		(4.01)		0.09	(e)	1.08

Total from investment operations	1.32		2.31		(3.67)		0.29		1.31

Less distributions to shareholders:
From net investment income	(0.12)		(0.15)		(0.31)		(0.49)		(0.38)
From net realized gains	—		(0.05)		(0.98)		(1.51)		(0.86)

Total distributions	(0.12)		(0.20)		(1.29)		(2.00)		(1.24)

Net asset value, end of period	$8.60		$7.40		$5.29		$10.25		$11.96

Total Return(b)	17.97%		43.73%		(39.44)%		1.01%		11.56%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,485,712		$704,866		$431,278		$356,524		$354,236
Net expenses to average daily net assets(c)(d)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00%
Net investment income (loss) to average daily net assets(a)	1.96%		2.78%		4.27%		1.63%		1.90%
Portfolio turnover rate	6%		34%		52%		30%		15%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02%		0.02%		0.03%		0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.01		$0.01		$0.00	(g)	$0.00 (g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f)	Net expenses to average daily net assets were less than 0.01%.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective June 1, 2008, “GMO Global (U.S.+) Equity Allocation Fund” was renamed “GMO Global Equity Allocation Fund.”

WORLD OPPORTUNITIES EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$16.74		$12.29		$21.71		$24.25		$22.49

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.42		0.53		0.43		0.40
Net realized and unrealized gain (loss)	2.59		4.47		(8.50)		0.01	(e)	2.93

Total from investment operations	2.87		4.89		(7.97)		0.44		3.33

Less distributions to shareholders:
From net investment income	(0.29)		(0.44)		(0.54)		(1.10)		(0.73)
From net realized gains	—		—		(0.91)		(1.88)		(0.84)

Total distributions	(0.29)		(0.44)		(1.45)		(2.98)		(1.57)

Net asset value, end of period	$19.32		$16.74		$12.29		$21.71		$24.25

Total Return(b)	17.19%		39.64%		(38.63)%		0.72%		14.94%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,215,043		$1,059,840		$698,525		$944,374		$902,324
Net expenses to average daily net assets(c)(d)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00%
Net investment income (loss) to average daily net assets(a)	1.61%		2.64%		2.89%		1.72%		1.68%
Portfolio turnover rate	20%		16%		35%		20%		12%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%		0.02%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	—		—		$0.00	(g)	$0.00	(g)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL BALANCED ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$9.30		$7.28		$11.37		$12.01		$11.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.27		0.87		0.48		0.39
Net realized and unrealized gain (loss)	0.94		2.10		(3.43)		0.05		0.66

Total from investment operations	1.11		2.37		(2.56)		0.53		1.05

Less distributions to shareholders:
From net investment income	(0.19)		(0.35)		(1.04)		(0.53)		(0.43)
From net realized gains	—		—		(0.49)		(0.64)		(0.37)

Total distributions	(0.19)		(0.35)		(1.53)		(1.17)		(0.80)

Net asset value, end of period	$10.22		$9.30		$7.28		$11.37		$12.01

Total Return(b)	11.98%		32.60%		(24.30)%		4.10%		9.22%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,457,703		$3,104,293		$2,432,987		$3,364,855		$3,079,164
Net expenses to average daily net assets(c)(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets	1.73%		3.00%		8.81%		3.89%		3.28%
Portfolio turnover rate	32%		29%		44%		76%		23%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$18.54		$14.37		$22.70		$23.71		$22.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.33		0.54		1.57		0.99		0.69
Net realized and unrealized gain (loss)	2.26		4.26		(7.23)		(0.15)		2.17

Total from investment operations	2.59		4.80		(5.66)		0.84		2.86

Less distributions to shareholders:
From net investment income	(0.35)		(0.63)		(1.61)		(1.02)		(0.90)
From net realized gains	—		—		(1.06)		(0.83)		(0.62)

Total distributions	(0.35)		(0.63)		(2.67)		(1.85)		(1.52)

Net asset value, end of period	$20.78		$18.54		$14.37		$22.70		$23.71

Total Return(b)	14.02%		33.44%		(26.75)%		3.15%		12.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,752,168		$1,851,213		$1,107,258		$1,100,166		$529,374
Net expenses to average daily net assets(c)(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)	1.73%		3.04%		8.05%		4.05%		2.98%
Portfolio turnover rate	36%		14%		34%		47%		23%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%		0.02%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts†	—		$0.00	(f)	$0.01		$0.01		$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

Effective April 1, 2006, “GMO Strategic Balanced Allocation Fund” was renamed “GMO Strategic Opportunities Allocation Fund.”

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2011		2010		2009		2008		2007

Net asset value, beginning of period	$21.49		$17.51		$25.30		$26.92		$27.76

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.36		0.64		3.21		1.19		0.80
Net realized and unrealized gain (loss)	1.28		4.11		(6.72)		1.18		1.63

Total from investment operations	1.64		4.75		(3.51)		2.37		2.43

Less distributions to shareholders:
From net investment income	(0.41)		(0.75)		(3.71)		(1.12)		(1.16)
From net realized gains	—		(0.02)		(0.57)		(2.87)		(2.11)

Total distributions	(0.41)		(0.77)		(4.28)		(3.99)		(3.27)

Net asset value, end of period	$22.72		$21.49		$17.51		$25.30		$26.92

Total Return(b)	7.69%		27.18%		(15.11)%		8.60%		9.31%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,170,573		$1,733,173		$1,436,951		$1,610,066		$1,296,396
Net expenses to average daily net assets(c)(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%
Net investment income (loss) to average daily net assets(a)	1.63%		3.14%		14.05%		4.30%		2.94%
Portfolio turnover rate	19%		24%		40%		57%		45%
Fees and expenses reimbursed by the Manager to average daily net assets	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts†	$0.01		$0.01		$0.00	(f)	$0.00	(f)	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c)	Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

ALPHA ONLY FUND

	Class III Shares
	Year Ended February 28/29,
	2011(a)		2010(a)		2009(a)		2008(a)		2007(a)

Net asset value, beginning of period	$24.55		$28.85		$55.55		$52.10		$51.80

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.30		0.55		1.15		1.05		0.85
Net realized and unrealized gain (loss)	(1.36)		(3.35)		4.65		3.50		0.50

Total from investment operations	(1.06)		(2.80)		5.80		4.55		1.35

Less distributions to shareholders:
From net investment income	—		(1.50)		(22.05)		(1.10)		(1.05)
From net realized gains	—		—		(10.45)		—		—

Total distributions	—		(1.50)		(32.50)		(1.10)		(1.05)

Net asset value, end of period	$23.49		$24.55		$28.85		$55.55		$52.10

Total Return(c)	(4.32)%		(10.30)%		11.92%		8.74%		2.64%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,746		$71,481		$121,711		$176,067		$166,626
Net expenses to average daily net assets(d)	0.23	%(e)	0.24	%(e)	0.23	%(e)	0.16	%(e)	0.15%
Net investment income (loss) to average daily net assets(b)	1.26%		2.16%		2.37%		1.91%		1.66%
Portfolio turnover rate	89%		114%		87%		44%		22%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets(f)	0.46%		0.45%		0.44%		0.51%		0.53%
Redemption fees consisted of the following per share amounts†	—	(g)	—	(g)	$0.00	(h)	$0.01		$0.01

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees, if any, which are borne by the shareholder.
(d)	Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds.
(g)	There were no purchase premiums and redemption fees during the period.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.
*	Annualized.
**	Not annualized.

ALPHA ONLY FUND (CONT’D)

Class IV Shares
								Period from
								March 2, 2006
								(commencement of
Year Ended February 28/29,								operations) through
2011(a)		2010(a)		2009(a)		2008(a)		February 28, 2007(a)

$24.55		$28.85		$55.55		$52.05		$51.85

0.31		0.55		1.20		1.05		1.00
(1.36)		(3.35)		4.60		3.55		0.30

(1.05)		(2.80)		5.80		4.60		1.30

—		(1.50)		(22.05)		(1.10)		(1.10)
—		—		(10.45)		—		—

—		(1.50)		(32.50)		(1.10)		1.10

$23.50		$24.55		$28.85		$55.55		$52.05

(4.28)%		(10.30)%		12.00%		8.90%		2.54	%**

$1,930,347		$1,648,282		$1,854,153		$2,557,970		$1,693,793
0.18	%(e)	0.18	%(e)	0.18	%(e)	0.11	%(e)	0.10	%*
1.27%		2.11%		2.52%		1.96%		1.93	%*
89%		114%		87%		44%		22	%††
0.46%		0.46%		0.44%		0.51%		0.53	%*
—	(g)	—	(g)	$0.00	(h)	$0.01		—	(g)

INVESTMENT IN OTHER GMO FUNDS

GMO Alternative Asset Opportunity Fund.  GMO Alternative Asset Opportunity Fund (“AAOF”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. AAOF is managed by GMO.

AAOF pays an investment management fee to the Manager at the annual rate of 0.70% of AAOF’s average daily net assets. AAOF offers a single class of shares. AAOF pays shareholder service fees to the Manager at the annual rate of 0.15% of AAOF’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse AAOF to the extent AAOF’s total annual operating expenses exceed 0.70% of AAOF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse AAOF for the amount of fees and expenses incurred indirectly by AAOF through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to AAOF of such fees and expenses equal to 0.70% of AAOF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of AAOF’s Board of Trustees. In addition to these contractual expense limitations, the Manager has voluntarily agreed to waive AAOF’s management fee to 0.45% of AAOF’s average daily net assets and to reimburse AAOF to the extent AAOF’s total annual operating expenses exceed 0.45% of AAOF’s average daily net assets (excluding Excluded Fund Fees and Expenses). The Manager may change or terminate these voluntary waivers and reimbursements at any time, at which point AAOF will incur management fees equal to 0.70% of AAOF’s average daily net assets. During any period for which these voluntary waivers and reimbursements are in effect, AAOF will incur management fees at an annual rate lower than 0.70% of AAOF’s average daily net assets, and, as a result, net annual operating expenses for AAOF will be lower. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

AAOF’s investment objective is total return greater than that of its benchmark, a composite of the Dow Jones-UBS Commodity Index and the J.P. Morgan U.S. 3 Month Cash Index.

The Manager pursues AAOF’s investment objectives by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, AAOF is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund’s strategic direction.

AAOF’s investment program has two primary components. One component is intended to gain exposure to the investment returns of commodities and, from time to time, other alternative asset classes (e.g., currencies). “Commodities” include a range of assets with tangible properties, including oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar). AAOF typically gains exposure to commodities indirectly, by investing in a wholly owned subsidiary company, which, in turn, invests in various commodity-related exchange-traded and OTC derivatives. AAOF also may use, directly or indirectly through its wholly owned subsidiary, a wide variety of other exchange-traded and OTC derivatives that are not linked to the value of a commodity or other commodity-related instruments (including financial futures, options and swap contracts). AAOF is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, it may be leveraged in relation to its assets.

The second component of AAOF’s investment program consists of investments in U.S. and foreign fixed income securities, primarily asset-backed securities. AAOF has historically gained its investment exposure to fixed income securities through investment in Short-Duration Collateral Fund (“SDCF”). SDCF has primarily invested in asset-backed securities issued by a wide range of private and government issuers. Please see page 100 for a more detailed description of SDCF’s investment objective and strategies.

A substantial portion of AAOF’s investments (through SDCF) in fixed income securities consist of asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, AAOF may invest (including through SDCF) in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements and repurchase agreements. AAOF’s fixed income securities may include securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). AAOF may hold directly or indirectly (through SDCF) fixed income securities whose ratings, after the securities were acquired, were reduced below investment grade (also known as “junk bonds”). Because of the deterioration in credit markets that became acute in 2008, AAOF, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities.

In addition to its commodity-related investments, from time to time, AAOF may invest in a range of currency-related investments, including currency futures, forwards and options.

AAOF does not invest directly in commodities and commodity-related derivatives. Instead, to gain exposure to commodities and certain other assets, AAOF invests in a wholly owned subsidiary company. GMO serves as the investment manager to this company but does not receive any additional management or other fees for such services. The company invests primarily in commodity-related derivatives and fixed income securities.

For cash management purposes, AAOF may invest in U.S. Treasury Fund, another series of GMO Trust (please see page 109 for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies), and unaffiliated money market funds.

If deemed prudent by the Manager, AAOF will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with AAOF’s normal investment strategies. AAOF may not achieve its investment objective while it is taking temporary defensive measures. AAOF has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind. AAOF does not seek to maintain a specified interest rate duration for its portfolio.

AAOF’s benchmark is a composite of the Dow Jones-UBS Commodity Index, which is composed of futures contracts on nineteen physical commodities, and the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits. The Dow Jones-UBS Commodity Index and J.P. Morgan U.S. 3 Month Cash Index each represent 50% of the composite benchmark. In constructing AAOF’s portfolio, the Manager does not seek to match AAOF’s portfolio composition to that of its benchmark, and AAOF’s portfolio composition may differ significantly from that of its benchmark.

To the extent a GMO Fund invests in AAOF, it is subject to all of the risks to which AAOF is exposed. The principal risks of an investment in AAOF include Commodities Risk, Derivates Risk, Liquidity Risk, Credit Risk, Counterparty Risk, Leveraging Risk, Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Management and Operational Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Large Shareholder Risk and Fund of Funds Risk. AAOF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by AAOF may affect AAOF’s performance more than if AAOF were diversified. Shareholders of each GMO Fund investing in AAOF are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.

GMO Debt Opportunities Fund.  GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. Debt Opportunities Fund is managed by GMO.

Debt Opportunities Fund pays an investment management fee to the Manager at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Debt Opportunities Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Debt Opportunities Fund to the extent Debt Opportunities Fund’s total annual operating expenses exceed 0.25% of Debt Opportunities Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse Debt Opportunities Fund for the amount of fees and expenses incurred indirectly by Debt Opportunities Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to Debt Opportunities Fund of such fees and expenses equal to 0.25% of Debt Opportunities Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Debt Opportunities Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

Debt Opportunities Fund’s investment objective is positive total return.

Debt Opportunities Fund seeks to achieve its investment objective by investing primarily in debt investments. Debt Opportunities Fund is permitted to make investments in all types of U.S. and foreign debt investments, without regard to the credit rating of the obligor. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and OTC derivatives. Debt Opportunities Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.

Debt Opportunities Fund is not restricted in its exposure to any type of debt investment, and at times may be substantially exposed to a single type of debt investment (e.g., asset-backed securities). Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality. There is no limit on the amount of Debt Opportunities Fund’s total assets that may be invested in below investment grade securities, and Debt Opportunities Fund may invest in material positions of below investment grade securities. Debt investments rated below investment grade are also known as high yield or “junk” bonds.

Upon the commencement of its operations, Debt Opportunities Fund initially expects to invest substantially all of its assets in asset-backed securities, a substantial portion of which will be junk bonds.

For cash management purposes, Debt Opportunities Fund may invest in U.S. Treasury Fund, another series of GMO Trust (please see page 109 for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies), and unaffiliated money market funds.

In selecting debt investments for Debt Opportunities Fund’s portfolio, the Manager emphasizes a “bottom-up” approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued.

If deemed prudent by the Manager, Debt Opportunities Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with Debt Opportunities Fund’s normal investment strategies. Debt Opportunities Fund may not achieve its investment objective while it is taking temporary defensive measures. Debt Opportunities Fund does not seek to maintain a specified interest rate duration for its portfolio.

Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

To the extent a GMO Fund invests in Debt Opportunities Fund, it is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Foreign Investment Risk and Currency Risk. Debt Opportunities Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were diversified. Shareholders of each GMO Fund investing in Debt Opportunities Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.

GMO High Quality Short-Duration Bond Fund.  GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. High Quality Fund is managed by GMO.

High Quality Fund pays an investment management fee to the Manager at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets, and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse High Quality Fund to the extent High Quality Fund’s total annual operating expenses exceed 0.05% of High Quality Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse High Quality Fund for the amount of fees and expenses incurred indirectly by High Quality Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to High Quality Fund of such fees and expenses equal to 0.05% of High Quality Fund’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of High Quality Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, High Quality Fund primarily invests in high quality U.S. and foreign fixed income securities. High Quality Fund may invest in fixed income securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). High Quality Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, High Quality Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may use other exchange-traded and OTC derivatives. High Quality Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.

High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, High Quality Fund may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

For cash management purposes, High Quality Fund may invest in U.S. Treasury Fund, another series of GMO Trust (please see page 109 for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies), and unaffiliated money market funds.

In selecting fixed income securities for High Quality Fund’s portfolio, the Manager focuses primarily on the securities’ credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment.

If deemed prudent by the Manager, High Quality Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with High Quality Fund’s normal investment strategies. High Quality Fund may not achieve its investment objective while it is taking temporary defensive measures.

The Manager normally seeks to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio. High Quality Fund’s dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. The Manager estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor to a fixed income security is required to prepay principal and/or interest on the security and the payments are not denominated in U.S. dollars. The Manager may estimate duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration.

Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds.

High Quality Fund’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

To the extent a GMO Fund invests in High Quality Fund, it is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Foreign Investment Risk and Currency Risk. High Quality Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were diversified. Shareholders of each GMO Fund investing in High Quality Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.

GMO Special Situations Fund.  GMO Special Situations Fund (“SSF”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. SSF is managed by GMO.

SSF pays an investment management fee to the Manager at the annual rate of 0.37% of SSF’s average daily net assets for each class of shares. SSF offers Class III and Class VI shares. Class III shares pay shareholder service fees to the Manager at the annual rate of 0.15% of that class’s average daily net assets and Class VI shares pay shareholder service fees at the annual rate of 0.055% of that class’s average daily net assets. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse SSF to the extent SSF’s total annual operating expenses exceed 0.37% of SSF’s average daily net assets. In addition, the Manager has contractually agreed to reimburse SSF for the amount of fees and expenses incurred indirectly by SSF through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to SSF of such fees and expenses equal to 0.37% of SSF’s average daily net assets. These contractual expense limitations will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of SSF’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

SSF’s investment objectives are capital appreciation and capital preservation.

The Manager pursues SSF’s investment objectives by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, SSF is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine SSF’s strategic direction.

SSF may have long or short exposure to foreign and U.S. equity securities (which may include both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). SSF is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, SSF is not restricted in its exposure (long or short) to any particular market. SSF may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). SSF could be subject to material losses from a single investment.

In pursuing its investment objectives, SSF is permitted to use a wide variety of exchange-traded and OTC derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. SSF is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, it may be leveraged in relation to its assets. SSF may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for such services.

SSF does not seek to control risk relative to a particular securities market index or benchmark. In addition, SSF does not seek to outperform a particular securities market index or blend of market indices (i.e., SSF does not seek “relative” return).

For cash management purposes, SSF may invest in U.S. Treasury Fund, another series of GMO Trust (please see page 109 for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies), and unaffiliated money market funds.

SSF normally does not take temporary defensive positions. To the extent SSF takes a temporary defensive position, it may not achieve its investment objective.

To the extent a GMO Fund invests in SSF, it is subject to all of the risks to which SSF is exposed. The principal risks of an investment in SSF include Customized Investment Program Risk, Management and Operational Risk, Derivatives Risk, Currency Risk, Leveraging Risk, Liquidity Risk, Counterparty Risk, Focused Investment Risk, Foreign Investment Risk, Market Risk — Fixed Income Securities, Credit Risk, Market Risk — Equity Securities, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Fund of Funds Risk and Market Risk — Asset-Backed Securities. SSF is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by SSF may affect SSF’s performance more than if SSF were diversified. Shareholders of each GMO Fund investing in SSF are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.

GMO World Opportunity Overlay Fund.  GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of the Trust, is not offered in this Prospectus and its shares are principally available only to other GMO Funds and certain other accredited investors. Overlay Fund is managed by GMO.

Overlay Fund does not pay an investment management or shareholder service fee to the Manager. Overlay Fund offers a single class of shares. Subject to Excluded Fund Fees and Expenses, the Manager has contractually agreed to reimburse Overlay Fund to the extent Overlay Fund’s total annual operating expenses exceed 0.00% of Overlay Fund’s average daily net assets. This contractual expense limitation will continue through at least June 30, 2012, and may not be terminated prior to this date without the consent of Overlay Fund’s Board of Trustees. For these purposes, “Excluded Fund Fees and Expenses” means fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of Trust officers and agents who are not affiliated with GMO, brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

Overlay Fund seeks to achieve its investment objective by using derivatives and direct investments in fixed income securities to seek to exploit misvaluations in global interest rate, credit and currency markets. Overlay Fund’s direct investments in fixed income securities include U.S. and foreign asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPs), Treasury Securities and global bonds).

Overlay Fund seeks to achieve its investment objective by attempting to identify and estimate the relative misvaluation of global interest rate, credit and currency markets. Based on such estimates, Overlay Fund establishes its positions across global interest rate, credit and currency markets. Derivative positions taken by Overlay Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, Overlay Fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. Overlay Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivatives positions, and, as a result, Overlay Fund may be leveraged in relation to its assets.

Overlay Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Overlay Fund may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

Because of the deterioration in credit markets that became acute in 2008, Overlay Fund has and is expected to continue to have material exposure to below investment grade securities. If deemed prudent by the Manager, Overlay Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with Overlay Fund’s normal investment strategies. Overlay Fund may not achieve its investment objective while it is taking temporary defensive measures. Because of the above-referenced deterioration in credit markets, Overlay Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind.

Overlay Fund’s benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

To the extent a GMO Fund invests in Overlay Fund, it is subject to all of the risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk — Fixed Income Securities, Market Risk — Asset-Backed Securities, Credit Risk, Liquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Foreign Investment Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk and Currency Risk. Overlay Fund is a non-diversified investment company under the 1940 Act, and therefore a decline in the market value of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were diversified. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks, in addition to all risks associated with their investment in such GMO Fund.

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FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).

Fund Name	Share
(and page # in Prospectus)	Class	Ticker	Symbol	Cusip

U.S. Equity Funds
U.S. Core Equity Fund (p. 1)	Class III	GMUEX	USCoreEq	362013 65 8
	Class IV	GMRTX	USCoreEq	362013 64 1
	Class V	—	—	362013 63 3
	Class VI	GMCQX	USCoreEq	362013 62 5
Tobacco-Free Core Fund (p. 4)	Class III	GMTCX	TobaccoFr	362007 85 8
Quality Fund (p. 7)	Class III	GQETX	Quality	362008 26 0
	Class IV	GQEFX	Quality	362008 24 5
	Class V	GQLFX	Quality	362008 23 7
	Class VI	GQLOX	Quality	362008 22 9
U.S. Intrinsic Value Fund (p. 10)	Class III	GMVUX	USIntrVal	362013 74 0
U.S. Growth Fund (p. 13)	Class III	GMGWX	USGrowth	362013 87 2
U.S. Small/Mid Cap Value Fund (p. 16)	Class III	GMSUX	USSMidVal	362013 83 1
U.S. Small/Mid Cap Growth Fund (p. 19)	Class III	GMSPX	USSMidGr	362013 78 1
Real Estate Fund (p. 22)	Class III	GMORX	RealEstate	362007 62 7
Tax-Managed U.S. Equities Fund (p. 25)	Class III	GTMUX	N/A	362008 71 6

International Equity Funds
International Core Equity Fund (p. 28)	Class III	GMIEX	IntlCoreEq	362013 69 0
	Class IV	GMIRX	IntlCoreEq	362013 68 2
	Class VI	GCEFX	IntlCoreEq	362013 66 6
International Intrinsic Value Fund (p. 31)	Class II	GMICX	IntlIntrVal	362007 20 5
	Class III	GMOIX	IntlIntrVal	362007 30 4
	Class IV	GMCFX	IntlIntrVal	362008 83 1
International Large/Mid Cap Value Fund (p. 34)	Class III	—	—	—
	Class IV	—	—	—
	Class V	—	—	—
	Class VI	—	—	—
International Growth Equity Fund (p. 37)	Class III	GMIGX	IntlGroEq	362013 60 9
	Class IV	GMGFX	IntlGroEq	362013 70 8
Developed World Stock Fund (p. 40)	Class III	GDWTX	DevWldStk	362013 20 3
	Class IV	GDWFX	DevWldStk	362013 30 2
International Small Companies Fund (p. 43)	Class III	GMISX	IntSmCos	362007 52 8
Asset Allocation International Small Companies Fund (p. 46)	Class III	—	—	—
Tax-Managed International Equities Fund (p. 49)	Class III	GTMIX	TxMngIntEq	362008 66 6
Foreign Fund (p. 52)	Class II	GMFRX	Foreign	362007 56 9
	Class III	GMOFX	Foreign	362007 55 1
	Class IV	GMFFX	Foreign	362008 82 3
Foreign Small Companies Fund (p. 55)	Class III	GMFSX	ForSmCos	362008 61 7
	Class IV	GFSFX	ForSmCos	362008 34 4
Emerging Markets Fund (p. 58)	Class II	GMEMX	EmergMkt	362007 50 2
	Class III	GMOEX	EmergMkt	362007 60 1
	Class IV	GMEFX	EmergMkt	362008 79 9
	Class V	GEMVX	GMOEmgMktsV	362008 28 6
	Class VI	GEMMX	EmergMkt	362008 27 8
Emerging Countries Fund (p. 61)	Class III	GMCEX	EmergCntr	362008 85 6
Emerging Domestic Opportunities Fund (p. 64)	Class II	GEDTX	N/A	362013 22 9
	Class III	—	—	362013 21 1
	Class IV	—	—	362013 19 5
	Class V	GEDOX	N/A	362013 18 7
	Class VI	—	—	362013 17 9
Taiwan Fund (p. 67)	Class III	GMOTX	Taiwan	362013 26 0
Flexible Equities Fund (p. 70)	Class III	GFEFX	FlexEqIII	362013 31 0
	Class VI	GFFEX	FlexEqVI	362013 29 4
Currency Hedged International Equity Fund (p. 73)	Class III	GMOCX	CurHgIntEq	362007 58 5

Fixed Income Funds
Domestic Bond Fund (p. 76)	Class III	GMDBX	DomestBd	362007 41 1
	Class VI	GDBSX	DomestBd	362008 13 8
Core Plus Bond Fund (p. 79)	Class III	GUGAX	CorePlusBd	362008 60 9
	Class IV	GPBFX	CorePlusBd	362008 12 0
International Bond Fund (p. 82)	Class III	GMIBX	IntlBond	362007 37 9
Strategic Fixed Income Fund (p. 85)	Class III	GFITX	StratFxdInc	362013 44 3
	Class VI	GMFIX	StratFxdInc	362013 41 9
Currency Hedged International Bond Fund (p. 88)	Class III	GMHBX	CurHgIntBd	362007 34 6
Global Bond Fund (p. 91)	Class III	GMGBX	GlobalBd	362007 31 2
Emerging Country Debt Fund (p. 94)	Class III	GMCDX	EmgCntrDt	362007 27 0
	Class IV	GMDFX	EmgCntrDt	362008 78 1
Short-Duration Investment Fund (p. 97)	Class III	GMSIX	ShortDurInv	362007 47 8
Short-Duration Collateral Fund (p. 100)	N/A	GMOSX	ShdurCol	362013 28 6
Short-Duration Collateral Share Fund (p. 103)	Class III	GMDCX	N/A	362013 53 4
	Class VI	—	—	362013 49 2
Inflation Indexed Plus Bond Fund (p. 106)	Class III	GMITX	InfltInPlus	362013 47 6
	Class VI	GMIPX	InfltInPlus	362013 46 8
U.S. Treasury Fund (p. 109)	N/A	GUSTX	USTreas	362013 36 9
Asset Allocation Bond Fund (p. 111)	Class III	GMOBX	AssetAllBd	362013 38 5
	Class VI	GABFX	AssetAllBd	362013 37 7
Asset Allocation International Bond Fund (p. 114)	Class III	—	—	362013 35 1
	Class VI	—	—	362013 34 4

Asset Allocation Funds
U.S. Equity Allocation Fund (p. 117)	Class III	GUSAX	N/A	362007 75 9
International Equity Allocation Fund (p. 120)	Class III	GIEAX	N/A	362007 21 3
International Opportunities Equity Allocation Fund (p. 123)	Class III	GIOTX	N/A	362013 45 0
Global Equity Allocation Fund (p. 126)	Class III	GMGEX	N/A	362007 14 8
World Opportunities Equity Allocation Fund (p. 129)	Class III	GWOAX	N/A	362008 15 3
Global Balanced Asset Allocation Fund (p. 132)	Class III	GMWAX	N/A	362007 17 1
Strategic Opportunities Allocation Fund (p. 135)	Class III	GBATX	N/A	362008 16 1
Benchmark-Free Allocation Fund (p. 138)	Class III	GBMFX	N/A	362008 31 0
Alpha Only Fund (p. 141)	Class III	GGHEX	N/A	362007 44 5
	Class IV	GAPOX	N/A	362013 48 4

GMO TRUST

ADDITIONAL INFORMATION

Each Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. Each Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports, and the Funds’ SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, MA 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional
information from and direct inquiries to:
Shareholder Services at
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf, Boston, MA 02110
1-617-346-7646 (call collect)
1-617-439-4192 (fax)
SHS@GMO.com
website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Suite 302
Boston, Massachusetts 02110

Investment Company Act File No. 811-04347